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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company 200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2005

Date of reporting period: January 31, 2005

Item 1.	Reports to Stockholders

2005 SEMI-ANNUAL REPORT TO SHAREHOLDERS    |    JANUARY 31, 2005

Electronic delivery of this document may be

available to you. See inside for details.

iSHARES FTSE/XINHUA CHINA 25 INDEX FUND

iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND

iSHARES GOLDMAN SACHS NETWORKING INDEX FUND

iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND

iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

iSHARES MSCI EAFE INDEX FUND

iSHARES NYSE COMPOSITE INDEX FUND

iSHARES NYSE 100 INDEX FUND

Dear iShares Shareholder:

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Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

Performance as of 1/31/05

The iShares FTSE/Xinhua China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index (the “Index”). The Index is designed to represent the performance of the largest companies in the China equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. From its inception on October 5, 2004 through January 31, 2005, the Fund returned 0.30%, while the Index returned 0.47%.

Cumulative Total Returns
Inception to 1/31/05
NAV	MARKET	INDEX
0.30%	1.03%	0.47%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (10/5/04).

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/05

Sector	% of Net Assets
Communications	23.55%
Energy	23.39
Financial	17.70
Diversified	10.74
Consumer Non-Cyclical	7.54
Utilities	6.07
Basic Materials	5.06
Consumer Cyclical	3.87
Industrial	2.08
Short-Term and Other Net Assets	0.00 *

TOTAL	100.00%

*	Rounds to less than 0.01%

TOP TEN FUND HOLDINGS

As of 1/31/05

Security	% of Net Assets
China Mobil Ltd.	9.91%
PetroChina Co. Ltd. Class H	9.08
BOC Hong Kong Holdings Ltd.	7.84
CNOOC Ltd.	6.96
China Telecom Corp. Ltd. Class H	6.09
Cosco Pacific Ltd.	4.19
China Petroleum & Chemical Corp. Class H	4.08
Huaneng Power International Inc. Class H	4.00
China Unicom Ltd.	4.00
Citic Pacific Ltd.	3.96

TOTAL	60.11%

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

Performance as of 1/31/05

The iShares Goldman Sachs Technology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Sector Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded technology-related stocks. The Index includes companies in the following categories: producers of sophisticated computer-related devices; electronics networking and Internet services; producers of computer and Internet software; consultants for information technology; and providers of computer services. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the six months ended January 31, 2005, the Fund returned 5.14%, and the Index returned 5.39%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/05			Inception to 1/31/05			Inception to 1/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.69)%	(8.82)%	(8.20)%	(6.35)%	(6.34)%	(5.88)%	(22.52)%	(22.50)%	(21.00)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/13/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/19/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/05

Industry	% of Net Assets
Computers	25.74%
Software	22.20
Semiconductors	19.32
Telecommunications	16.19
Internet	10.26
Electronics	3.00
Commercial Services	1.74
Electrical Components & Equipment	0.39
Distribution & Wholesale	0.38
Advertising	0.31
Machinery	0.24
Leisure Time	0.14
Aerospace & Defense	0.07
Entertainment	0.05
Short-Term and Other Net Assets	(0.03)

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/05

Security	% of Net Assets
Microsoft Corp.	8.73%
International Business Machines Corp.	7.56
Intel Corp.	6.90
Cisco Systems Inc.	5.77
Dell Inc.	5.04
Oracle Corp.	3.43
QUALCOMM Inc.	2.97
Hewlett-Packard Co.	2.88
eBay Inc.	2.62
Yahoo! Inc.	2.35

TOTAL	48.25%

2	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

Performance as of 1/31/05

The iShares Goldman Sachs Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded multimedia networking stocks. The Index includes companies that are producers of telecom equipment, data networking and wireless equipment. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the six months ended January 31, 2005, the Fund returned 0.33%, while the Index declined 0.08%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/05			Inception to 1/31/05			Inception to 1/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(21.79)%	(21.96)%	(22.01)%	(7.93)%	(7.94)%	(7.53)%	(25.50)%	(25.55)%	(24.33)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/05

Industry	% of Net Assets
Telecommunications	81.18%
Semiconductors	14.42
Computers	4.42
Short-Term and Other Net Assets	(0.02)

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/05

Security	% of Net Assets
QUALCOMM Inc.	13.11%
Motorola Inc.	10.06
Corning Inc.	8.54
Lucent Technologies Inc.	8.18
Nortel Networks Corp.	7.57
Marvell Technology Group Ltd.	4.95
Juniper Networks Inc.	4.93
Broadcom Corp. Class A	4.87
Cisco Systems Inc.	4.85
Research in Motion Ltd.	4.42

TOTAL	71.48%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

Performance as of 1/31/05

The iShares Goldman Sachs Semiconductor Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S-traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafers and chips. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the six months ended January 31, 2005, the Fund declined 1.52%, and the Index declined 1.29%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/05			Inception to 1/31/05			Inception to 1/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(23.21)%	(23.22)%	(22.78)%	(7.42)%	(7.44)%	(7.04)%	(24.03)%	(24.09)%	(22.88)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/05

Industry	% of Net Assets
Semiconductors	85.90%
Telecommunications	8.34
Electrical Components & Equipment	2.66
Software	1.44
Computers	1.35
Electronics	0.33
Short-Term and Other Net Assets	(0.02)

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/05

Security	% of Net Assets
Intel Corp.	8.89%
Texas Instruments Inc.	8.82
Applied Materials Inc.	8.35
Motorola Inc.	8.00
ST Microelectronics NV NYS	5.06
Analog Devices Inc.	4.51
Maxim Integrated Products Inc.	4.24
Linear Technology Corp.	3.87
Xilinx Inc.	3.40
KLA-Tencor Corp.	3.02

TOTAL	58.16%

4	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

Performance as of 1/31/05

The iShares Goldman Sachs Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded software-related stocks. The Index includes companies that are producers of client/server, enterprise software, Internet software, PC and entertainment software. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the six months ended January 31, 2005, the Fund returned 17.94%, and the Index returned 18.54%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/05			Inception to 1/31/05			Inception to 1/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.29%	2.92%	4.01%	(5.65)%	(5.69)%	(5.11)%	(18.72)%	(18.85)%	(17.05)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/05

Industry	% of Net Assets
Software	75.83%
Internet	17.04
Computers	4.11
Telecommunications	3.06
Short-Term and Other Net Assets	(0.04)

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/05

Security	% of Net Assets
Oracle Corp.	9.61%
Electronic Arts Inc.	9.04
Microsoft Corp.	8.95
Computer Associates International Inc.	7.32
Symantec Corp.	6.81
Adobe Systems Inc.	6.25
Veritas Software Corp.	4.99
Intuit Inc.	3.39
Autodesk Inc.	3.12
VeriSign Inc.	3.03

TOTAL	62.51%

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

Performance as of 1/31/05

The iShares Goldman Sachs Natural Resources Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded natural resource-related stocks. The Index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the six months ended January 31, 2005, the Fund returned 14.11%, and the Index returned 14.32%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/05			Inception to 1/31/05			Inception to 1/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.16%	28.16%	28.53%	12.39%	12.41%	12.84%	46.69%	46.75%	48.62%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/22/01). Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/05

Industry	% of Net Assets
Oil & Gas	67.64%
Mining	10.53
Oil & Gas Services	9.85
Forest Products & Paper	5.29
Pipelines	4.19
Coal	0.96
Real Estate Investment Trusts	0.55
Packaging & Containers	0.52
Chemicals	0.36
Manufacturing	0.09
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/05

Security	% of Net Assets
Royal Dutch Petroleum Co. NYS	7.51%
ChevronTexaco Corp.	7.48
Exxon Mobil Corp.	7.44
BP PLC ADR	7.31
ConocoPhillips	5.34
Schlumberger Ltd.	3.34
EnCana Corp.	2.27
Alcoa Inc.	2.14
Occidental Petroleum Corp.	1.92
Devon Energy Corp.	1.65

TOTAL	46.40%

6	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE INDEX FUND

Performance as of 1/31/05

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index (the “Index”). The Index has been developed by MSCI as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australia and the Far East. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the six months ended January 31, 2005, the Fund returned 16.36%, and the Index returned 16.68%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/05			Inception to 1/31/05			Inception to 1/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.92%	15.18%	16.40%	7.53%	7.64%	7.66%	28.62%	29.10%	29.19%

Total returns for the periods since inception are calculated from the inception date of the Fund (8/14/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/17/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/05

Sector	% of Net Assets
Financial	27.49%
Consumer Non-Cyclical	16.34
Communications	11.41
Consumer Cyclical	11.13
Industrial	11.07
Energy	8.31
Basic Materials	5.98
Utilities	4.99
Technology	2.29
Diversified	0.80
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/05

Security	% of Net Assets
BP PLC (United Kingdom)	2.44%
HSBC Holdings PLC (United Kingdom)	2.05
Vodafone Group PLC (United Kingdom)	1.93
Total SA (France)	1.46
GlaxoSmithKline PLC (United Kingdom)	1.45
Royal Dutch Petroleum Co. (Netherlands)	1.40
Novartis AG (Switzerland)	1.28
Toyota Motor Corp. (Japan)	1.26
Nestle SA (Switzerland)	1.21
Royal Bank of Scotland Group PLC
(United Kingdom)	1.17

TOTAL	15.65%

FUND PERFORMANCE OVERVIEW	7

Fund Performance Overview

iSHARES ® NYSE COMPOSITE INDEX FUND

Performance as of 1/31/05

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and tracking stocks listed on the NYSE. The securities in the Index represent a broad spectrum of large-, mid- and small-capitalization companies. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the six months ended January 31, 2005, the Fund returned 11.65%, and the Index returned 11.78%.

Cumulative Total Returns
Inception to 1/31/05
NAV	MARKET	INDEX
9.30%	9.37%	9.52%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (3/30/04).

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/05

Sector	% of Net Assets
Financial	24.55%
Consumer Non-Cyclical	19.15
Energy	11.56
Communications	10.89
Industrial	10.44
Consumer Cyclical	9.31
Technology	4.56
Basic Materials	4.55
Utilities	4.13
Diversified	0.71
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/05

Security	% of Net Assets
General Electric Co.	2.39%
Exxon Mobil Corp.	2.11
Citigroup Inc.	1.59
BP PLC ADR	1.35
Johnson & Johnson	1.20
Bank of America Corp.	1.17
Hong Kong & Shanghai Banking ADR	1.16
Pfizer Inc.	1.15
Vodafone Group PLC ADR	1.07
International Business Machines Corp.	1.00

TOTAL	14.19%

8	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NYSE 100 INDEX FUND

Performance as of 1/31/05

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S.100 Index (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the six months ended January 31, 2005, the Fund returned 6.39%, and the Index returned 6.48%.

Cumulative Total Returns
Inception to 1/31/05
NAV	MARKET	INDEX
4.99%	4.98%	5.14%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (3/29/04).

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/05

Sector	% of Net Assets
Financial	25.91%
Consumer Non-Cyclical	24.96
Industrial	13.19
Energy	9.41
Communications	9.26
Consumer Cyclical	7.56
Technology	5.68
Basic Materials	2.28
Utilities	1.69
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/05

Security	% of Net Assets
General Electric Co.	6.25%
Exxon Mobil Corp.	5.53
Citigroup Inc.	4.16
Johnson & Johnson	3.15
Bank of America Corp.	3.09
Pfizer Inc.	2.99
International Business Machines Corp.	2.63
American International Group Inc.	2.49
Wal-Mart Stores Inc.	2.26
Procter & Gamble Co.	2.22

TOTAL	34.77%

FUND PERFORMANCE OVERVIEW	9

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (August 1, 2004)†	Ending Account Value (January 31, 2005)†	Annualized Expense Ratio	Expenses Paid During Period* (August 1, 2004 to January 31, 2005)
FTSE/Xinhua China 25
Actual	$1,000.00	$1,003.00	0.74%	$2.42
Hypothetical (5% return before expenses)	1,000.00	1,013.77	0.74	2.43
Goldman Sachs Technology
Actual	1,000.00	1,051.40	0.50	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.50	2.55
Goldman Sachs Networking
Actual	1,000.00	1,003.30	0.50	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.50	2.55
Goldman Sachs Semiconductor
Actual	1,000.00	984.80	0.50	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.50	2.55

10	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (August 1, 2004)†	Ending Account Value (January 31, 2005)†	Annualized Expense Ratio	Expenses Paid During Period* (August 1, 2004 to January 31, 2005)
Goldman Sachs Software
Actual	$1,000.00	$1,179.40	0.50%	$2.75
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.50	2.55
Goldman Sachs Natural Resources
Actual	1,000.00	1,141.10	0.50	2.70
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.50	2.55
MSCI EAFE
Actual	1,000.00	1,163.60	0.35	1.91
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
NYSE Composite
Actual	1,000.00	1,116.50	0.25	1.33
Hypothetical (5% return before expenses)	1,000.00	1,123.95	0.25	1.34
NYSE 100 Index
Actual	1,000.00	1,063.90	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

†	Account values are based on a start date of October 5, 2004 (commencement of operations) for the iShares FTSE/Xinhua China 25 Index Fund.
*	Except for the iShares FTSE/Xinhua China 25 Index Fund, expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days). Expenses for the iShares FTSE/Xinhua China 25 Index Fund, which commenced operations on October 5, 2004, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (119 days), and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES®  FTSE/XINHUA  CHINA  25  INDEX  FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS – 100.00%

AUTO MANUFACTURERS – 3.87%
Denway Motors Ltd.[1]	70,500,000	$25,985,911

		25,985,911

BANKS – 7.84%
BOC Hong Kong Holdings Ltd.	28,625,000	52,663,336

		52,663,336

CHEMICALS – 1.60%
Sinopec Shanghai Petrochemical Co. Ltd. Class H1	29,500,000	10,778,984

		10,778,984

COAL – 3.27%
Yanzhou Coal Mining Co. Ltd. Class H1	15,500,000	21,958,615

		21,958,615

COMMERCIAL SERVICES – 7.54%
Cosco Pacific Ltd.[1]	13,500,000	28,125,360
Jiangsu Expressway Co. Ltd. Class H1	15,500,000	6,905,537
Zhejiang Expressway Co. Ltd. Class H1	22,000,000	15,654,047

		50,684,944

ELECTRIC – 6.07%
Datang International Power Generation Co. Class H1	19,500,000	13,875,178
Huaneng Power International Inc. Class H1	38,500,000	26,900,986

		40,776,164

HOLDING COMPANIES - DIVERSIFIED – 10.74%
China Merchants Holdings International Co. Ltd.	13,500,000	26,567,648
China Resources Enterprises Ltd.	13,000,000	19,000,244
Citic Pacific Ltd.	9,500,000	26,612,521

		72,180,413

INSURANCE – 9.86%
China Life Insurance Co. Ltd. Class H1,2	38,750,000	25,833,664
PICC Property & Casualty Co. Ltd. Class H1,2	42,000,000	13,865,563

Security	Shares or Principal	Value
Ping An Insurance (Group) Co. of China Ltd. Class H1,2	16,000,000	$26,564,443

		66,263,670

IRON & STEEL – 1.18%
Maanshan Iron & Steel Co. Ltd. Class H1	22,000,000	7,968,051

		7,968,051

MINING – 2.28%
Aluminum Corporation of China Ltd. Class H1	28,000,000	15,346,351

		15,346,351

OIL & GAS – 20.12%
China Petroleum & Chemical Corp. Class H	69,000,000	27,423,428
CNOOC Ltd.	88,500,000	46,803,484
PetroChina Co. Ltd. Class H1	110,000,000	60,994,372

		135,221,284

TELECOMMUNICATIONS – 23.55%
China Mobil Ltd.	21,250,000	66,611,431
China Netcom Group Corp. Ltd.[2]	16,570,500	23,900,066
China Telecom Corp. Ltd. Class H1	110,000,000	40,897,960
China Unicom Ltd.	33,000,000	26,865,729

		158,275,186

TRANSPORTATION – 2.08%
China Shipping Development Co. Ltd. Class H1	16,500,000	13,961,717

		13,961,717

TOTAL COMMON STOCKS (Cost: $670,002,313)		672,064,626

SHORT-TERM INVESTMENTS – 12.72%

COMMERCIAL PAPER[3] – 2.06%
Bryant Park Funding LLC 2.50%, 03/16/05	$46,793	46,653
Chariot Funding LLC 2.49% - 2.50%, 02/17/05 - 02/22/05	366,924	366,452
Corporate Asset Funding 2.21% - 2.26%, 02/03/05 - 02/07/05	818,870	818,682

12	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES®  FTSE/XINHUA  CHINA  25  INDEX  FUND

January 31, 2005

Security	Principal	Value
CRC Funding LLC 2.21%, 02/07/05	$116,981	$116,938
DEPFA Bank PLC 2.28%, 05/03/05	233,963	232,618
Edison Asset Securitization 2.26%, 05/04/05	584,907	581,529
Falcon Asset Securitization Corp. 2.30% - 2.49%, 02/02/05 - 02/22/05	935,852	935,142
Ford Credit Auto Receivables 2.28%, 04/27/05	350,944	349,055
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	584,907	583,509
Fortis Funding LLC 2.35%, 05/09/05	655,096	650,948
General Electric Capital Corp. 2.24% - 2.74%, 02/01/05 - 07/07/05	3,041,519	3,038,653
Giro Funding US Corp. 2.20% - 2.33%, 02/02/05 - 02/08/05	493,769	493,636
Grampian Funding LLC 2.27% - 2.49%, 02/01/05 - 03/23/05	584,907	584,098
Jupiter Securitization Corp. 2.30%, 02/01/05	233,963	233,963
Liberty Street Funding Corp. 2.30% - 2.50%, 02/01/05 - 02/25/05	374,341	374,139
Moat Funding LLC 2.50%, 03/23/05	93,585	93,260
Mortgage Interest Networking Trust 2.24%, 02/01/05	304,152	304,152
Nationwide Building Society 2.21%, 02/10/05	467,926	467,667
New Center Asset Trust 2.25%, 02/02/05	439,850	439,823
Nordea North America Inc. 2.74%, 07/11/05	233,963	231,114
Park Granada LLC 2.55%, 03/21/05	93,585	93,267
Preferred Receivables Funding Corp. 2.30%, 02/02/05	233,963	233,948
Santander Central Hispano 2.75%, 07/08/05	584,907	577,905
Scaldis Capital LLC 2.49% - 2.75%, 02/25/05 - 07/08/05	1,052,964	1,050,006
Solitaire Funding Ltd. 2.28%, 02/02/05	298,284	298,265
Thames Asset Global Securitization No. 1 Inc. 2.48% - 2.49%, 02/22/05	460,729	460,061
Windmill Funding Corp. 2.55%, 03/08/05	163,774	163,368

		13,818,851

FLOATING RATE NOTES[3] – 5.02%
American Express Centurion Bank 2.48%, 01/24/06	701,889	701,889
American Express Credit Corp. 2.56%, 10/26/05	935,852	936,196
Bank of Nova Scotia 2.32% - 2.45%, 09/26/05 - 01/03/06	304,152	304,066
Beta Finance Inc. 2.33% - 2.66%, 03/15/05 - 10/27/05[4]	1,754,722	1,754,887
Canadian Imperial Bank of Commerce 2.37% - 2.52%, 09/13/05 - 12/14/05	1,590,948	1,590,599
Cancara Asset Securitisation LLC 2.44%, 02/15/05	828,229	828,229
CC USA Inc. 2.33% - 2.66%, 05/04/05 - 07/29/05[4]	935,852	935,759
Commodore CDO Ltd. 2.55%, 12/12/05	116,981	116,981
Den Danske Bank NY 2.37% - 2.47%, 08/12/05 - 10/17/05	1,403,778	1,403,526
DEPFA Bank PLC 2.47%, 12/15/05	467,926	467,926

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES®  FTSE/XINHUA  CHINA  25  INDEX  FUND

January 31, 2005

Security	Principal	Value
Dorada Finance Inc. 2.66%, 07/29/05[4]	$388,379	$388,322
Fairway Finance LLC 2.40%, 03/14/05	467,926	467,926
Fifth Third Bancorp 2.48%, 02/23/06[4]	935,852	935,852
Five Finance Inc. 2.53%, 04/29/05[4]	374,341	374,332
General Electric Capital Corp. 2.52%, 02/09/06	210,567	210,881
General Electric Commercial Equipment Financing LLC 2.46%, 11/20/05	230,412	230,412
Hartford Life Global Funding Trust 2.53%, 02/15/06	467,926	467,926
HBOS Treasury Services PLC 2.38% - 2.55%, 01/10/06 - 01/24/06	1,403,778	1,403,778
K2 USA LLC 2.38% - 2.65%, 06/10/05 - 10/20/05[4]	1,637,741	1,637,653
Leafs LLC 2.50%, 01/20/06	350,944	350,944
Links Finance LLC 2.43% - 2.72%, 04/15/05 - 02/06/06[4]	1,918,496	1,919,040
National City Bank (Ohio) 2.35% - 2.45%, 06/10/05 - 08/09/05	1,169,815	1,169,713
Nationwide Building Society 2.40% - 2.58%, 01/06/06 - 01/27/06[4]	1,731,326	1,731,724
Norddeutsche Landesbank 2.63%, 07/27/05	467,926	467,847
Northern Rock PLC 2.45% - 2.50%, 10/25/05 - 02/03/06[4]	1,403,778	1,403,778
Permanent Financing PLC 2.37% - 2.40%, 03/10/05 - 09/12/05	1,263,400	1,263,401
Sedna Finance Inc. 2.45%, 01/10/06 - 01/17/06[4]	257,359	257,304

Security	Shares or Principal	Value
Sigma Finance Inc. 2.35% - 2.66%, 08/17/05 - 01/09/06[4]	$2,386,422	$2,386,558
Tango Finance Corp. 2.24% - 2.50%, 02/25/05 - 09/15/05[4]	1,701,847	1,701,773
Wachovia Asset Securitization Inc. 2.52%, 02/25/05	1,403,778	1,403,778
WhistleJacket Capital LLC 2.39% - 2.46%, 06/15/05 - 01/17/06[4]	1,637,741	1,637,581
White Pine Finance LLC 2.29% - 2.57%, 03/29/05 - 01/13/06[4]	2,559,555	2,559,337
Winston Funding Ltd. 2.75%, 04/25/05[4]	334,099	334,100

		33,744,018

MEDIUM-TERM NOTES[3] - 0.13%
CC USA Inc. 1.29% - 1.51%, 02/15/05 - 04/15/05[4]	772,078	772,087
WhistleJacket Capital LLC 1.32%, 02/04/05[4]	116,981	116,981

		889,068

MONEY MARKET FUNDS[3] - 1.75%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[5]	1,871,704	1,871,704
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	4,959,794	4,959,794
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[5]	4,679,259	4,679,259
BlackRock Temp Cash Money Market Fund	87,265	87,265
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	176,560	176,560

		11,774,582

14	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2005

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 2.09%
Bank of America N.A. 2.51%, 02/01/05[6]	$4,679,259	$4,679,259
Goldman Sachs & Co. 2.50%, 02/01/05[6]	4,679,259	4,679,259
Merrill Lynch Government Securities Inc. 2.50%, 02/01/05[6]	4,679,259	4,679,259

		14,037,777

TIME DEPOSITS[3] – 1.48%
Abbey National Treasury Services PLC 1.33% - 1.39%, 02/02/05 - 04/08/05	795,474	795,464
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	701,889	701,891
BNP Paribas (New York) 2.78%, 07/11/05	467,926	467,926
First Tennessee Bank 2.31%, 02/03/05	467,926	467,926
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	767,399	767,394
Natexis Banques 2.32% - 2.50%, 02/02/05 - 03/22/05	467,926	467,926
National City Bank (Ohio) 2.50%, 02/01/05	626,774	626,774
Norddeutsche Landesbank 2.11%, 06/07/05	467,926	467,894
Royal Bank of Scotland 2.54%, 03/22/05	116,981	116,981
Societe Generale 2.51%, 02/01/05	467,926	467,926
Toronto-Dominion Bank 1.22% - 2.66%, 02/10/05 - 11/09/05	2,058,874	2,058,767
UBS Finance (Connecticut) 2.67%, 11/09/05	187,170	187,156
Washington Mutual Bank 2.27% - 2.35%, 02/02/05	1,169,815	1,169,814
Wells Fargo Bank N.A. 2.53%, 02/01/05 - 03/22/05	1,169,815	1,169,815

		9,933,654

U.S. GOVERNMENT AGENCY NOTES[3] – 0.19%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	560,823	559,445
FederalNational MortgageAssociation 2.33%, 07/22/05	701,889	694,137

		1,253,582

TOTAL SHORT-TERM INVESTMENTS (Cost: $85,451,532)		85,451,532

TOTAL INVESTMENTS IN SECURITIES – 112.72% (Cost: $755,453,845)		757,516,158
Other Assets, Less Liabilities – (12.72%)		(85,461,238)

NET ASSETS – 100.00%		$672,054,920

[1]	All or a portion of this security represents a security on loan. See Note 4.
[2]	Non-income earning security.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 4.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS – 100.03%

ADVERTISING – 0.31%
Getty Images Inc.[1,2]	5,307	$369,898
West Corp.[1,2]	6,020	201,008

		570,906

AEROSPACE & DEFENSE – 0.07%
Titan Corp. (The)[1]	7,571	127,193

		127,193

COMMERCIAL SERVICES – 1.74%
Accenture Ltd.[1]	51,052	1,329,905
BearingPoint Inc.[1]	17,802	140,458
ChoicePoint Inc.[1,2]	7,836	360,456
Convergys Corp.[1]	12,567	179,582
Hewitt Associates Inc. Class A1	4,798	143,460
Paychex Inc.	33,717	1,028,031

		3,181,892

COMPUTERS – 25.74%
Affiliated Computer Services Inc. Class A1	10,868	588,937
Anteon International Corp.[1]	3,160	108,451
Apple Computer Inc.[1]	35,835	2,755,711
BISYS Group Inc. (The)[1,2]	10,769	165,520
Brocade Communications Systems Inc.[1]	23,675	146,785
CACI International Inc. Class A1	2,669	139,188
Cadence Design Systems Inc.[1,2]	23,869	318,174
Ceridian Corp.[1]	13,330	235,941
Cognizant Technology Solutions Corp.[1]	11,872	449,949
Computer Sciences Corp.[1]	16,877	869,503
Creative Technology Ltd.[2]	7,339	100,691
Dell Inc.[1]	221,202	9,237,396
DST Systems Inc.[1]	7,400	358,752
Electronic Data Systems Corp.	45,830	981,679
Electronics For Imaging Inc.[1]	4,860	82,620
EMC Corp.[1]	213,533	2,797,282
Gateway Inc.[1]	33,263	157,334
Henry (Jack) & Associates Inc.	8,148	169,397
Hewlett-Packard Co.	269,063	5,270,944
Imation Corp.	3,032	104,574
Intergraph Corp.[1]	2,991	88,863
International Business Machines Corp.	148,232	13,847,833
Kronos Inc.[1,2]	2,779	149,427
Lexmark International Inc.[1]	11,512	959,525
Maxtor Corp.[1]	22,030	104,202
Mentor Graphics Corp.[1]	6,914	96,312
National Instruments Corp.[2]	6,984	190,943
Network Appliance Inc.[1]	31,992	1,018,625
PalmOne Inc.[1,2]	4,294	111,107
Perot Systems Corp. Class A1,2	10,150	149,712
Research in Motion Ltd.[1]	16,734	1,192,967
Reynolds & Reynolds Co. (The) Class A	5,827	158,902
SanDisk Corp.[1,2]	14,512	358,446
Seagate Technology	41,444	701,232
Silicon Storage Technology Inc.[1,2]	8,459	38,827
Storage Technology Corp.[1]	9,402	296,069
Sun Microsystems Inc.[1]	299,767	1,306,984
SunGard Data Systems Inc.[1]	25,768	692,902
Synopsys Inc.[1]	13,658	232,186
Unisys Corp.[1]	29,956	235,155
Western Digital Corp.[1,2]	18,447	198,674

		47,167,721

DISTRIBUTION & WHOLESALE – 0.38%
CDW Corp.	7,421	434,128
Ingram Micro Inc. Class A1	13,806	255,135

		689,263

ELECTRICAL COMPONENTS & EQUIPMENT – 0.39%
ASM Lithography Holding NV NYS[1]	43,143	708,839

		708,839

ELECTRONICS – 3.00%
Agilent Technologies Inc.[1,2]	43,425	960,127
Amphenol Corp. Class A1	7,805	306,971
Arrow Electronics Inc.[1,2]	10,330	243,891
Avnet Inc.[1]	10,680	191,386
AVX Corp.[2]	15,592	180,867
Benchmark Electronics Inc.[1]	3,668	117,266
Celestica Inc.[1]	16,535	215,782
Cymer Inc.[1]	3,364	89,213
Flextronics International Ltd.[1,2]	49,912	706,255
Jabil Circuit Inc.[1]	17,810	419,782
KEMET Corp.[1]	7,468	63,105
Nam Tai Electronics Inc.	3,814	71,970
PerkinElmer Inc.	11,474	263,787

16	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2005

Security	Shares	Value
Sanmina-SCI Corp.[1]	46,030	$284,465
Solectron Corp.[1]	85,196	423,424
Symbol Technologies Inc.	21,406	391,730
Tektronix Inc.	8,090	233,154
Trimble Navigation Ltd.[1]	4,645	165,176
Vishay Intertechnology Inc.[1]	13,471	176,066

		5,504,417

ENTERTAINMENT – 0.05%
Macrovision Corp.[1]	4,387	102,349

		102,349

INTERNET – 10.26%
Akamai Technologies Inc.[1,2]	11,139	145,921
Amazon.com Inc.[1]	36,374	1,572,084
Ariba Inc.[1]	5,691	78,991
Ask Jeeves Inc.[1]	5,260	149,174
Avocent Corp.[1]	4,401	160,681
Check Point Software Technologies Ltd.[1]	22,246	540,133
CheckFree Corp.[1,2]	8,097	315,783
CNET Networks Inc.[1,2]	12,755	140,305
Digital River Inc.[1]	2,908	113,732
DoubleClick Inc.[1,2]	11,367	92,755
EarthLink Inc.[1]	13,452	134,924
eBay Inc.[1]	59,001	4,808,581
F5 Networks Inc.[1,2]	3,142	150,627
Google Inc. Class A1	5,156	1,008,668
IAC/InterActiveCorp[1,2]	55,977	1,356,323
InfoSpace Inc.[1,2]	2,925	138,089
Internet Security Systems Inc.[1,2]	4,093	91,479
Macromedia Inc.[1]	6,182	211,672
McAfee Inc.[1]	14,164	366,139
Monster Worldwide Inc.[1]	10,132	317,030
Overstock.com Inc.[1,2]	1,732	90,358
RealNetworks Inc.[1,2]	14,807	89,878
RSA Security Inc.[1,2]	6,286	110,696
Symantec Corp.[1]	56,534	1,320,069
TIBCO Software Inc.[1]	19,062	209,491
VeriSign Inc.[1]	22,665	585,664
WebEx Communications Inc.[1]	3,943	79,254
Websense Inc.[1,2]	2,049	110,031
Yahoo! Inc.[1]	122,499	4,313,190

		18,801,722
LEISURE TIME – 0.14%
Sabre Holdings Corp.	11,950	252,145

		252,145

MACHINERY – 0.24%
Unova Inc.[1,2]	5,389	124,270
Zebra Technologies Corp. Class A1,2	6,334	322,591

		446,861

SEMICONDUCTORS – 19.32%
Advanced Micro Devices Inc.[1,2]	32,744	517,355
Agere Systems Inc. Class A1	73,274	105,515
Agere Systems Inc. Class B1	82,581	118,917
Altera Corp.[1]	33,211	637,651
AMIS Holdings Inc.[1]	7,278	78,311
Amkor Technology Inc.[1]	15,844	70,189
Analog Devices Inc.	33,508	1,202,602
Applied Materials Inc.[1]	151,337	2,406,258
Applied Micro Circuits Corp.[1]	26,899	89,036
ASE Test Ltd.[1,2]	8,910	45,085
Atmel Corp.[1]	43,022	131,647
Axcelis Technologies Inc.[1]	8,818	65,870
Broadcom Corp. Class A1	24,103	767,198
Conexant Systems Inc.[1]	41,225	67,609
Cree Inc.[1,2]	6,627	159,247
Cypress Semiconductor Corp.[1]	11,193	127,600
Emulex Corp.[1]	7,328	119,959
Entegris Inc.[1]	6,311	56,105
Fairchild Semiconductor International Inc. Class A1	10,723	153,017
Freescale Semiconductor Inc. Class A1	11,446	195,727
Freescale Semiconductor Inc. Class B1,2	23,949	418,389
Integrated Circuit Systems Inc.[1]	6,306	119,814
Integrated Device Technology Inc.[1]	9,571	112,364
Intel Corp.	563,027	12,639,956
International Rectifier Corp.[1]	5,959	233,295
Intersil Corp. Class A	13,524	200,561
KLA-Tencor Corp.[1]	17,422	805,767
Lam Research Corp.[1]	12,036	322,083
Lattice Semiconductor Corp.[1]	10,416	46,768
Linear Technology Corp.	27,378	1,033,246
LSI Logic Corp.[1]	34,207	209,005
Marvell Technology Group Ltd.[1]	24,055	804,640

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2005

Security	Shares	Value
Maxim Integrated Products Inc.	29,000	$1,131,290
MEMC Electronic Materials Inc.[1]	18,314	225,262
Micrel Inc.[1]	8,058	69,621
Microchip Technology Inc.	18,422	479,893
Micron Technology Inc.[1]	54,631	568,709
MKS Instruments Inc.[1]	4,847	75,856
National Semiconductor Corp.	31,951	540,930
Novellus Systems Inc.	12,341	322,717
NVIDIA Corp.[1]	14,673	336,305
OmniVision Technologies Inc.[1,2]	5,145	83,503
PMC-Sierra Inc.[1]	16,033	164,819
QLogic Corp.[1]	8,165	312,556
Rambus Inc.[1,2]	9,124	164,597
Semtech Corp.[1]	6,654	122,301
SigmaTel Inc.[1]	3,011	118,664
Silicon Image Inc.[1,2]	6,724	80,083
Silicon Laboratories Inc.[1,2]	4,623	157,644
Skyworks Solutions Inc.[1,2]	13,827	104,947
STMicroelectronics NV NYS[2]	80,662	1,349,475
Teradyne Inc.[1]	17,200	241,316
Texas Instruments Inc.	153,967	3,573,574
TriQuint Semiconductor Inc.[1,2]	12,751	43,098
Varian Semiconductor Equipment Associates Inc.[1]	3,249	111,376
Vitesse Semiconductor Corp.[1]	19,128	55,471
Xilinx Inc.	31,061	906,671

		35,401,464

SOFTWARE – 22.20%
Activision Inc.[1]	12,402	280,285
Acxiom Corp.	7,677	177,185
Adobe Systems Inc.	21,275	1,210,547
Advent Software Inc.[1]	2,799	53,881
Ascential Software Corp.[1]	5,258	75,242
ATI Technologies Inc.[1,2]	22,023	381,659
Autodesk Inc.	20,611	605,345
Automatic Data Processing Inc.	51,916	2,257,308
Avid Technology Inc.[1,2]	3,075	193,879
BEA Systems Inc.[1]	35,693	304,104
BMC Software Inc.[1]	19,605	329,952
Borland Software Corp.[1]	6,979	59,880
Certegy Inc.	5,578	195,230
Citrix Systems Inc.[1]	14,964	320,978
Cognos Inc.[1]	8,432	348,832
Computer Associates International Inc.	52,267	1,421,140
Compuware Corp.[1]	34,541	238,333
CSG Systems International Inc.[1]	4,623	83,769
Electronic Arts Inc.[1]	27,216	1,751,077
Fair Isaac Corp.[2]	6,193	213,968
FileNET Corp.[1]	3,602	80,505
First Data Corp.	73,950	3,012,723
Fiserv Inc.[1]	17,447	667,348
Global Payments Inc.[2]	3,461	198,281
Hyperion Solutions Corp.[1]	3,496	167,948
Informatica Corp.[1]	7,667	59,343
Intuit Inc.[1]	16,852	657,228
Keane Inc.[1]	5,684	74,290
Mercury Interactive Corp.[1,2]	7,451	326,130
Microsoft Corp.	608,886	16,001,524
NetIQ Corp.[1]	4,844	56,965
Novell Inc.[1]	33,754	194,761
Open Text Corp.[1]	4,398	86,201
Oracle Corp.[1,2]	456,573	6,287,010
Parametric Technology Corp.[1]	23,937	136,441
Quest Software Inc.[1]	8,342	118,456
Red Hat Inc.[1,2]	16,448	178,461
Salesforce.com Inc.[1,2]	9,038	123,821
Siebel Systems Inc.[1]	45,264	394,249
Sybase Inc.[1]	8,553	166,527
Take-Two Interactive Software Inc.[1,2]	3,960	139,590
THQ Inc.[1,2]	3,385	75,316
Veritas Software Corp.[1]	37,641	968,127

		40,673,839

TELECOMMUNICATIONS – 16.19%
Adaptec Inc.[1]	10,136	60,816
ADC Telecommunications Inc.[1]	72,465	186,235
ADTRAN Inc.	6,882	123,257
Amdocs Ltd.[1]	17,886	532,109
Andrew Corp.[1]	14,314	186,941
Aspect Communications Corp.[1]	5,512	61,514
Avaya Inc.[1]	40,379	579,439
Black Box Corp.	1,574	73,238
CIENA Corp.[1]	50,683	129,242

18	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2005

Security	Shares or Principal	Value
Cisco Systems Inc.[1]	586,321	$10,577,231
Comverse Technology Inc.[1]	17,648	394,433
Corning Inc.[1]	124,999	1,367,489
Crown Castle International Corp.[1]	19,773	324,277
Extreme Networks Inc.[1]	11,105	71,072
Foundry Networks Inc.[1]	12,271	126,146
Harris Corp.	5,910	382,791
InterDigital Communications Corp.[1]	4,924	87,943
JDS Uniphase Corp.[1]	122,052	261,191
Juniper Networks Inc.[1]	47,911	1,204,003
Lucent Technologies Inc.[1,2]	394,066	1,284,655
Motorola Inc.	216,938	3,414,604
Nortel Networks Corp.[1,2]	380,512	1,236,664
Polycom Inc.[1]	8,786	151,822
QUALCOMM Inc.	145,929	5,434,396
RF Micro Devices Inc.[1,2]	16,943	92,678
Scientific-Atlanta Inc.	13,553	410,791
Sonus Networks Inc.[1,2]	21,677	132,880
Sycamore Networks Inc.[1]	25,037	86,628
Tekelec[1]	5,640	102,930
Tellabs Inc.[1]	40,773	290,304
3Com Corp.[1]	33,532	123,062
UTStarcom Inc.[1,2]	10,215	167,832

		29,658,613

TOTAL COMMON STOCKS (Cost: $201,613,453)		183,287,224

SHORT-TERM INVESTMENTS – 7.73%

COMMERCIAL PAPER[3] – 1.25%
Bryant Park Funding LLC 2.50%, 03/16/05	$7,728	7,705
Chariot Funding LLC 2.49% - 2.50%, 02/17/05 - 02/22/05	60,599	60,521
Corporate Asset Funding 2.21% - 2.26%, 02/03/05 - 02/07/05	135,239	135,208
CRC Funding LLC 2.21%, 02/07/05	19,320	19,313
DEPFA Bank PLC 2.28%, 05/03/05	38,640	38,418

Security	Principal	Value
Edison Asset Securitization 2.26%, 05/04/05	$96,599	$96,042
Falcon Asset Securitization Corp. 2.30% - 2.49%, 02/02/05 - 02/22/05	154,559	154,443
Ford Credit Auto Receivables 2.28%, 04/27/05	57,960	57,648
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	96,599	96,369
Fortis Funding LLC 2.35%, 05/09/05	108,191	107,506
General Electric Capital Corp. 2.24% - 2.74%, 02/01/05 - 07/07/05	502,317	501,844
Giro Funding US Corp. 2.20% - 2.33%, 02/02/05 - 02/08/05	81,548	81,526
Grampian Funding LLC 2.27% - 2.49%, 02/01/05 - 03/23/05	96,599	96,466
Jupiter Securitization Corp. 2.30%, 02/01/05	38,640	38,640
Liberty Street Funding Corp. 2.30% - 2.50%, 02/01/05 - 02/25/05	61,824	61,791
Moat Funding LLC 2.50%, 03/23/05	15,456	15,402
Mortgage Interest Networking Trust 2.24%, 02/01/05	50,232	50,232
Nationwide Building Society 2.21%, 02/10/05	77,280	77,237
New Center Asset Trust 2.25%, 02/02/05	72,643	72,638
Nordea North America Inc. 2.74%, 07/11/05	38,640	38,169
Park Granada LLC 2.55%, 03/21/05	15,456	15,403
Preferred Receivables Funding Corp. 2.30%, 02/02/05	38,640	38,638

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2005

Security	Principal	Value
Santander Central Hispano 2.75%, 07/08/05	$96,599	$95,443
Scaldis Capital LLC 2.49% - 2.75%, 02/25/05 - 07/08/05	173,901	173,413
Solitaire Funding Ltd. 2.28%, 02/02/05	49,263	49,260
Thames Asset Global Securitization No. 1 Inc. 2.48% - 2.49%, 02/22/05	76,091	75,981
Windmill Funding Corp. 2.55%, 03/08/05	27,048	26,981

		2,282,237

FLOATING RATE NOTES[3] – 3.04%
American Express Centurion Bank 2.48%, 01/24/06	115,919	115,919
American Express Credit Corp. 2.56%, 10/26/05	154,559	154,616
Bank of Nova Scotia 2.32% - 2.45%, 09/26/05 - 01/03/06	50,232	50,217
Beta Finance Inc. 2.33% - 2.66%, 03/15/05 - 10/27/05[4]	289,798	289,826
Canadian Imperial Bank of Commerce 2.37% - 2.52%, 09/13/05 - 12/14/05	262,750	262,693
Cancara Asset Securitisation LLC 2.44%, 02/15/05	136,785	136,785
CC USA Inc. 2.33% - 2.66%, 05/04/05 - 07/29/05[4]	154,559	154,544
Commodore CDO Ltd. 2.55%, 12/12/05	19,320	19,320
Den Danske Bank NY 2.37% - 2.47%, 08/12/05 - 10/17/05	231,839	231,796
DEPFA Bank PLC 2.47%, 12/15/05	77,280	77,280
Dorada Finance Inc. 2.66%, 07/29/05[4]	64,142	64,133
Fairway Finance LLC 2.40%, 03/14/05	77,280	77,280
Fifth Third Bancorp 2.48%, 02/23/06[4]	154,559	154,560
Five Finance Inc. 2.53%, 04/29/05[4]	61,824	61,822
General Electric Capital Corp. 2.52%, 02/09/06	34,776	34,828
General Electric Commercial Equipment Financing LLC 2.46%, 11/20/05	38,053	38,053
Hartford Life Global Funding Trust 2.53%, 02/15/06	77,280	77,280
HBOS Treasury Services PLC 2.38% - 2.55%, 01/10/06 - 01/24/06	231,839	231,840
K2 USA LLC 2.38% - 2.65%, 06/10/05 - 10/20/05[4]	270,478	270,464
Leafs LLC 2.50%, 01/20/06	57,960	57,960
Links Finance LLC 2.43% - 2.72%, 04/15/05 - 02/06/06[4]	316,846	316,937
National City Bank (Ohio) 2.35% - 2.45%, 06/10/05 - 08/09/05	193,199	193,183
Nationwide Building Society 2.40% - 2.58%, 01/06/06 - 01/27/06[4]	285,934	286,001
Norddeutsche Landesbank 2.63%, 07/27/05	77,280	77,266
Northern Rock PLC 2.45% - 2.50%, 10/25/05 - 02/03/06[4]	231,839	231,840
Permanent Financing PLC 2.37% - 2.40%, 03/10/05 - 09/12/05	208,655	208,655
Sedna Finance Inc. 2.45%, 01/10/06 - 01/17/06[4]	42,504	42,494

20	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2005

Security	Shares or Principal	Value
Sigma Finance Inc. 2.35% - 2.66%, 08/17/05 - 01/09/06[4]	$394,126	$394,148
Tango Finance Corp. 2.24% - 2.50%, 02/25/05 - 09/15/05[4]	281,066	281,054
Wachovia Asset Securitization Inc. 2.52%, 02/25/05	231,838	231,838
WhistleJacket Capital LLC 2.39% - 2.46%, 06/15/05 - 01/17/06[4]	270,478	270,452
White Pine Finance LLC 2.29% - 2.57%, 03/29/05 - 01/13/06[4]	422,719	422,684
Winston Funding Ltd. 2.75%, 04/25/05[4]	55,178	55,178

		5,572,946

MEDIUM-TERM NOTES[3] – 0.08%
CC USA Inc. 1.29% - 1.51%, 02/15/05 - 04/15/05[4]	127,511	127,514
WhistleJacket Capital LLC 1.32%, 02/04/05[4]	19,320	19,320

		146,834

MONEY MARKET FUNDS[3] – 1.09%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[5]	309,118	309,118
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	869,102	869,102
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[5]	772,796	772,796
BlackRock Temp Cash Money Market Fund	14,412	14,412
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	29,160	29,160

		1,994,588

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 1.26%
Bank of America N.A. 2.51%, 02/01/05[6]	$772,796	$772,796
Goldman Sachs & Co. 2.50%, 02/01/05[6]	772,796	772,796
Merrill Lynch Government Securities Inc. 2.50%, 02/01/05[6]	772,796	772,796

		2,318,388

TIME DEPOSITS[3] – 0.90%
Abbey National Treasury Services PLC 1.33% - 1.39%, 02/02/05 - 04/08/05	131,375	131,374
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	115,919	115,920
BNP Paribas (New York) 2.78%, 07/11/05	77,280	77,280
First Tennessee Bank 2.31%, 02/03/05	77,280	77,280
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	126,738	126,738
Natexis Banques 2.32% - 2.50%, 02/02/05 - 03/22/05	77,280	77,280
National City Bank (Ohio) 2.50%, 02/01/05	103,514	103,514
Norddeutsche Landesbank 2.11%, 06/07/05	77,280	77,274
Royal Bank of Scotland 2.54%, 03/22/05	19,320	19,320
Societe Generale 2.51%, 02/01/05	77,280	77,280
Toronto-Dominion Bank 1.22% - 2.66%, 02/10/05 - 11/09/05	340,030	340,013
UBS Finance (Connecticut) 2.67%, 11/09/05	30,912	30,909
Washington Mutual Bank 2.27% - 2.35%, 02/02/05	193,199	193,199

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2005

Security	Principal	Value
Wells Fargo Bank N.A.
2.53%, 02/01/05 - 03/22/05	$193,199	$193,199

		1,640,580
U.S. GOVERNMENT AGENCY NOTES[3] – 0.11%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%,
04/15/05 - 05/31/05	92,622	92,394
Federal National Mortgage Association
2.33%, 07/22/05	115,919	114,639

		207,033

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,162,606)		14,162,606

TOTAL INVESTMENTS
IN SECURITIES - 107.76%
(Cost: $215,776,059)		197,449,830
Other Assets, Less Liabilities - (7.76%)		(14,213,600)

NET ASSETS – 100.00%		$183,236,230

NYS - New York Registered Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 4.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 4.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

See notes to financial statements.

22	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS – 100.02%
COMPUTERS – 4.42%
Research in Motion Ltd.[1]	101,478	$7,234,367

		7,234,367

SEMICONDUCTORS – 14.42%
Agere Systems Inc. Class A1	775,364	1,116,524
Agere Systems Inc. Class B1	885,281	1,274,805
Applied Micro Circuits Corp.[1]	300,014	993,046
Broadcom Corp. Class A1	250,358	7,968,895
Conexant Systems Inc.[1]	445,484	730,594
Marvell Technology Group Ltd.[1]	242,108	8,098,513
PMC-Sierra Inc.[1,2]	169,058	1,737,916
Skyworks Solutions Inc.[1]	142,789	1,083,769
Vitesse Semiconductor Corp.[1]	209,128	606,471

		23,610,533

TELECOMMUNICATIONS – 81.18%
ADC Telecommunications Inc.[1]	780,305	2,005,384
ADTRAN Inc.	81,124	1,452,931
Avaya Inc.[1]	424,121	6,086,136
CIENA Corp.[1]	478,843	1,221,050
Cisco Systems Inc.[1]	440,468	7,946,043
Comverse Technology Inc.[1]	196,592	4,393,831
Corning Inc.[1]	1,277,722	13,978,279
Extreme Networks Inc.[1]	124,993	799,955
Foundry Networks Inc.[1,2]	140,496	1,444,299
InterDigital Communications Corp.[1,2]	48,508	866,353
JDS Uniphase Corp.[1]	1,327,608	2,841,081
Juniper Networks Inc.[1]	321,241	8,072,786
Lucent Technologies Inc.[1,2]	4,106,116	13,385,938
Motorola Inc.	1,046,154	16,466,464
Nortel Networks Corp.[1]	3,811,416	12,387,102
Polycom Inc.[1]	100,458	1,735,914
QUALCOMM Inc.	576,155	21,456,012
Scientific-Atlanta Inc.	154,230	4,674,711
Sonus Networks Inc.[1]	500,000	3,065,000
Sycamore Networks Inc.[1,2]	260,581	901,610
Tellabs Inc.[1]	452,374	3,220,903
3Com Corp.[1]	412,017	1,512,102
UTStarcom Inc.[1,2]	180,641	2,967,932

		132,881,816

TOTAL COMMON STOCKS (Cost: $193,997,951)		163,726,716

Security	Principal	Value
SHORT-TERM INVESTMENTS – 9.05%
COMMERCIAL PAPER[3] – 1.46%
Bryant Park Funding LLC 2.50%, 03/16/05	8,070	8,046
Chariot Funding LLC 2.49% - 2.50%, 02/17/05 - 02/22/05	63,279	63,198
Corporate Asset Funding 2.21% - 2.26%, 02/03/05 - 02/07/05	141,221	141,190
CRC Funding LLC 2.21%, 02/07/05	20,174	20,167
DEPFA Bank PLC 2.28%, 05/03/05	40,349	40,117
Edison Asset Securitization 2.26%, 05/04/05	100,872	100,290
Falcon Asset Securitization Corp. 2.30% - 2.49%, 02/02/05 - 02/22/05	161,396	161,274
Ford Credit Auto Receivables 2.28%, 04/27/05	60,523	60,198
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	100,872	100,631
Fortis Funding LLC 2.35%, 05/09/05	112,977	112,262
General Electric Capital Corp. 2.24% - 2.74%, 02/01/05 - 07/07/05	524,537	524,043
Giro Funding US Corp. 2.20% - 2.33%, 02/02/05 - 02/08/05	85,155	85,132
Grampian Funding LLC 2.27% - 2.49%, 02/01/05 - 03/23/05	100,872	100,732
Jupiter Securitization Corp. 2.30%, 02/01/05	40,349	40,349
Liberty Street Funding Corp. 2.30% - 2.50%, 02/01/05 - 02/25/05	64,558	64,523
Moat Funding LLC 2.50%, 03/23/05	16,140	16,084

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2005

Security	Principal	Value
Mortgage Interest Networking Trust 2.24%, 02/01/05	$52,454	$52,454
Nationwide Building Society 2.21%, 02/10/05	80,698	80,653
New Center Asset Trust 2.25%, 02/02/05	75,856	75,851
Nordea North America Inc. 2.74%, 07/11/05	40,349	39,858
Park Granada LLC 2.55%, 03/21/05	16,140	16,085
Preferred Receivables Funding Corp. 2.30%, 02/02/05	40,349	40,346
Santander Central Hispano 2.75%, 07/08/05	100,872	99,665
Scaldis Capital LLC 2.49% - 2.75%, 02/25/05 - 07/08/05	181,593	181,083
Solitaire Funding Ltd. 2.28%, 02/02/05	51,442	51,438
Thames Asset Global Securitization No. 1 Inc. 2.48% - 2.49%, 02/22/05	79,457	79,342
Windmill Funding Corp. 2.55%, 03/08/05	28,244	28,174

		2,383,185

FLOATING RATE NOTES[3] – 3.55%
American Express Centurion Bank 2.48%, 01/24/06	121,047	121,047
American Express Credit Corp. 2.56%, 10/26/05	161,396	161,455
Bank of Nova Scotia 2.32% - 2.45%, 09/26/05 - 01/03/06	52,454	52,440
Beta Finance Inc. 2.33% - 2.66%, 03/15/05 - 10/27/05[4]	302,617	302,646
Canadian Imperial Bank of Commerce 2.37% - 2.52%, 09/13/05 - 12/14/05	274,373	274,313
Cancara Asset Securitisation LLC 2.44%, 02/15/05	142,835	142,835
CC USA Inc. 2.33% - 2.66%, 05/04/05 - 07/29/05[4]	161,396	161,380
Commodore CDO Ltd. 2.55%, 12/12/05	20,174	20,174
Den Danske Bank NY 2.37% - 2.47%, 08/12/05 - 10/17/05	242,094	242,050
DEPFA Bank PLC 2.47%, 12/15/05	80,698	80,698
Dorada Finance Inc. 2.66%, 07/29/05[4]	66,979	66,969
Fairway Finance LLC 2.40%, 03/14/05	80,698	80,698
Fifth Third Bancorp 2.48%, 02/23/06[4]	161,396	161,396
Five Finance Inc. 2.53%, 04/29/05[4]	64,558	64,557
General Electric Capital Corp. 2.52%, 02/09/06	36,314	36,368
General Electric Commercial Equipment Financing LLC 2.46%, 11/20/05	39,737	39,737
Hartford Life Global Funding Trust 2.53%, 02/15/06	80,698	80,698
HBOS Treasury Services PLC 2.38% - 2.55%, 01/10/06 - 01/24/06	242,094	242,094
K2 USA LLC 2.38% - 2.65%, 06/10/05 - 10/20/05[4]	282,443	282,428
Leafs LLC 2.50%, 01/20/06	60,523	60,523
Links Finance LLC 2.43% - 2.72%, 04/15/05 - 02/06/06[4]	330,862	330,956
National City Bank (Ohio) 2.35% - 2.45%, 06/10/05 - 08/09/05	201,745	201,727
Nationwide Building Society 2.40% - 2.58%, 01/06/06 - 01/27/06[4]	298,582	298,652

24	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2005

Security	Shares or Principal	Value
Norddeutsche Landesbank 2.63%, 07/27/05	$80,698	$80,684
Northern Rock PLC 2.45% - 2.50%, 10/25/05 - 02/03/06[4]	242,094	242,094
Permanent Financing PLC 2.37% - 2.40%, 03/10/05 - 09/12/05	217,884	217,884
Sedna Finance Inc. 2.45%, 01/10/06 - 01/17/06[4]	44,384	44,375
Sigma Finance Inc. 2.35% - 2.66%, 08/17/05 - 01/09/06[4]	411,559	411,583
Tango Finance Corp. 2.24% - 2.50%, 02/25/05 - 09/15/05[4]	293,498	293,485
Wachovia Asset Securitization Inc. 2.52%, 02/25/05	242,094	242,094
WhistleJacket Capital LLC 2.39% - 2.46%, 06/15/05 - 01/17/06[4]	282,443	282,416
White Pine Finance LLC 2.29% - 2.57%, 03/29/05 - 01/13/06[4]	441,418	441,379
Winston Funding Ltd. 2.75%, 04/25/05[4]	57,618	57,618

		5,819,453

MEDIUM-TERM NOTES[3] – 0.09%
CC USA Inc. 1.29% - 1.51%, 02/15/05 - 04/15/05[4]	133,152	133,153
WhistleJacket Capital LLC 1.32%, 02/04/05[4]	20,174	20,174

		153,327

MONEY MARKET FUNDS[3] – 1.29%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[5]	322,792	322,792
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	943,553	943,553
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[5]	806,979	806,979
BlackRock Temp Cash Money Market Fund	15,050	15,050
Short-Term Investment Co.- Prime Money Market Portfolio, Institutional Shares	30,449	30,449

		2,118,823

REPURCHASE AGREEMENTS[3] – 1.48%
Bank of America N.A. 2.51%, 02/01/05[6]	$806,979	806,979
Goldman Sachs & Co. 2.50%, 02/01/05[6]	806,979	806,979
Merrill Lynch Government Securities Inc. 2.50%, 02/01/05[6]	806,979	806,979

		2,420,937

TIME DEPOSITS[3] – 1.05%
Abbey National Treasury Services PLC 1.33% - 1.39%, 02/02/05 - 04/08/05	137,186	137,185
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	121,047	121,047
BNP Paribas (New York) 2.78%, 07/11/05	80,698	80,698
First Tennessee Bank 2.31%, 02/03/05	80,698	80,698
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	132,345	132,344
Natexis Banques 2.32% - 2.50%, 02/02/05 - 03/22/05	80,698	80,697
National City Bank (Ohio) 2.50%, 02/01/05	108,093	108,093
Norddeutsche Landesbank 2.11%, 06/07/05	80,698	80,693

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2005

Security	Principal	Value
Royal Bank of Scotland 2.54%, 03/22/05	$20,174	$20,174
Societe Generale 2.51%, 02/01/05	80,698	80,698
Toronto-Dominion Bank 1.22% - 2.66%, 02/10/05 - 11/09/05	355,071	355,053
UBS Finance (Connecticut) 2.67%, 11/09/05	32,279	32,277
Washington Mutual Bank 2.27% - 2.35%, 02/02/05	201,745	201,745
Wells Fargo Bank N.A. 2.53%, 02/01/05 - 03/22/05	201,745	201,745

		1,713,147
U.S. GOVERNMENT AGENCY NOTES[3] – 0.13%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	96,719	96,481
Federal National Mortgage Association 2.33%, 07/22/05	121,047	119,710

		216,191

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,825,063)		14,825,063

TOTAL INVESTMENTS IN SECURITIES – 109.07% (Cost: $208,823,014)		178,551,779
Other Assets, Less Liabilities – (9.07%)		(14,855,407)

NET ASSETS – 100.00%		$163,696,372

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 4.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 4.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

See notes to financial statements.

26	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS – 100.02%

COMPUTERS – 1.35%
SanDisk Corp.[1,2]	143,920	$3,554,824

		3,554,824

ELECTRICAL COMPONENTS & EQUIPMENT – 2.66%
ASM Lithography Holding NV NYS[1,2]	427,311	7,020,720

		7,020,720

ELECTRONICS – 0.33%
Cymer Inc.[1,2]	32,672	866,462

		866,462

SEMICONDUCTORS – 85.90%
Advanced Micro Devices Inc.[1]	324,328	5,124,382
Agere Systems Inc. Class A1	720,226	1,037,125
Altera Corp.[1]	328,945	6,315,744
AMIS Holdings Inc.[1,2]	73,522	791,097
Amkor Technology Inc.[1]	155,483	688,790
Analog Devices Inc.	332,100	11,919,069
Applied Materials Inc.[1]	1,388,266	22,073,429
Applied Micro Circuits Corp.[1]	272,654	902,485
Atmel Corp.[1]	422,294	1,292,220
Axcelis Technologies Inc.[1,2]	88,466	660,841
Broadcom Corp. Class A1	238,760	7,599,731
Conexant Systems Inc.[1]	415,518	681,450
Cypress Semiconductor Corp.[1,2]	111,256	1,268,318
Entegris Inc.[1]	64,828	576,321
Fairchild Semiconductor International Inc. Class A1,2	105,730	1,508,767
Freescale Semiconductor Inc. Class A1,2	114,744	1,962,122
Freescale Semiconductor Inc. Class B1	238,524	4,167,014
Integrated Circuit Systems Inc.[1,2]	62,189	1,181,591
Integrated Device Technology Inc.[1]	94,453	1,108,878
Intel Corp.	1,046,079	23,484,474
International Rectifier Corp.[1,2]	59,061	2,312,238
Intersil Corp. Class A	132,857	1,970,269
KLA-Tencor Corp.[1]	172,699	7,987,329
Lam Research Corp.[1,2]	120,408	3,222,118
Lattice Semiconductor Corp.[1]	100,407	450,827
Linear Technology Corp.	271,310	10,239,239
LSI Logic Corp.[1]	340,522	2,080,589
Marvell Technology Group Ltd.[1]	238,496	7,977,691
Maxim Integrated Products Inc.	287,398	11,211,396
MEMC Electronic Materials Inc.[1,2]	183,478	2,256,779
Micrel Inc.[1]	79,697	688,582
Microchip Technology Inc.[2]	182,292	4,748,707
Micron Technology Inc.[1]	541,099	5,632,841
MKS Instruments Inc.[1,2]	47,434	742,342
National Semiconductor Corp.	316,427	5,357,109
Novellus Systems Inc.	123,494	3,229,368
NVIDIA Corp.[1]	146,839	3,365,550
PMC-Sierra Inc.[1,2]	157,659	1,620,735
Rambus Inc.[1,2]	90,025	1,624,051
Semtech Corp.[1]	65,451	1,202,989
SigmaTel Inc.[1]	30,214	1,190,734
Silicon Image Inc.[1,2]	67,541	804,413
Silicon Laboratories Inc.[1,2]	45,954	1,567,031
Skyworks Solutions Inc.[1]	137,640	1,044,688
ST Microelectronics NV NYS[2]	799,594	13,377,208
Teradyne Inc.[1,2]	171,763	2,409,835
Texas Instruments Inc.	1,004,592	23,316,580
TriQuint Semiconductor Inc.[1,2]	121,760	411,549
Varian Semiconductor Equipment Associates Inc.[1,2]	32,193	1,103,576
Vitesse Semiconductor Corp.[1]	194,322	563,534
Xilinx Inc.	307,772	8,983,865

		227,037,610

SOFTWARE – 1.44%
ATI Technologies Inc.[1,2]	220,162	3,815,408

		3,815,408

TELECOMMUNICATIONS – 8.34%
Motorola Inc.	1,343,607	21,148,374
RF Micro Devices Inc.[1,2]	165,772	906,773

		22,055,147

TOTAL COMMON STOCKS (Cost: $296,759,263)		264,350,171

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 16.62%

COMMERCIAL PAPER[3] – 2.69%
Bryant Park Funding LLC 2.50%, 03/16/05	$24,061	$23,990
Chariot Funding LLC 2.49% - 2.50%, 02/17/05 - 02/22/05	188,677	188,435
Corporate Asset Funding 2.21% - 2.26%, 02/03/05 - 02/07/05	421,074	420,978
CRC Funding LLC 2.21%, 02/07/05	60,153	60,131
DEPFA Bank PLC 2.28%, 05/03/05	120,307	119,615
Edison Asset Securitization 2.26%, 05/04/05	300,767	299,030
Falcon Asset Securitization Corp. 2.30% - 2.49%, 02/02/05 - 02/22/05	481,228	480,862
Ford Credit Auto Receivables 2.28%, 04/27/05	180,460	179,489
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	300,767	300,049
Fortis Funding LLC 2.35%, 05/09/05	336,859	334,727
General Electric Capital Corp. 2.24% - 2.74%, 02/01/05 - 07/07/05	1,563,990	1,562,517
Giro Funding US Corp. 2.20% - 2.33%, 02/02/05 - 02/08/05	253,903	253,835
Grampian Funding LLC 2.27% - 2.49%, 02/01/05 - 03/23/05	300,767	300,351
Jupiter Securitization Corp. 2.30%, 02/01/05	120,307	120,307
Liberty Street Funding Corp. 2.30% - 2.50%, 02/01/05 - 02/25/05	192,491	192,388
Moat Funding LLC 2.50%, 03/23/05	48,123	47,956
Mortgage Interest Networking Trust 2.24%, 02/01/05	156,399	156,399
Nationwide Building Society 2.21%, 02/10/05	240,614	240,481
New Center Asset Trust 2.25%, 02/02/05	226,177	226,163
Nordea North America Inc. 2.74%, 07/11/05	120,307	118,842
Park Granada LLC 2.55%, 03/21/05	48,123	47,959
Preferred Receivables Funding Corp. 2.30%, 02/02/05	120,307	120,299
Santander Central Hispano 2.75%, 07/08/05	300,767	297,167
Scaldis Capital LLC 2.49% - 2.75%, 02/25/05 - 07/08/05	541,449	539,928
Solitaire Funding Ltd. 2.28%, 02/02/05	153,382	153,372
Thames Asset Global Securitization No. 1 Inc. 2.48% - 2.49%, 02/22/05	236,913	236,570
Windmill Funding Corp. 2.55%, 03/08/05	84,215	84,006

		7,105,846

FLOATING RATE NOTES[3] – 6.57%
American Express Centurion Bank 2.48%, 01/24/06	360,921	360,921
American Express Credit Corp. 2.56%, 10/26/05	481,228	481,405
Bank of Nova Scotia 2.32% - 2.45%, 09/26/05 - 01/03/06	156,399	156,355
Beta Finance Inc. 2.33% - 2.66%, 03/15/05 - 10/27/054	902,302	902,386
Canadian Imperial Bank of Commerce 2.37% - 2.52%, 09/13/05 - 12/14/05	818,087	817,907

28	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2005

Security	Principal	Value
Cancara Asset Securitisation LLC 2.44%, 02/15/05	$425,886	$425,886
CC USA Inc. 2.33% - 2.66%, 05/04/05 - 07/29/05[4]	481,228	481,181
Commodore CDO Ltd. 2.55%, 12/12/05	60,153	60,153
Den Danske Bank NY 2.37% - 2.47%, 08/12/05 - 10/17/05	721,842	721,713
DEPFA Bank PLC 2.47%, 12/15/05	240,614	240,614
Dorada Finance Inc. 2.66%, 07/29/05[4]	199,709	199,680
Fairway Finance LLC 2.40%, 03/14/05	240,614	240,614
Fifth Third Bancorp 2.48%, 02/23/06[4]	481,228	481,228
Five Finance Inc. 2.53%, 04/29/05[4]	192,491	192,486
General Electric Capital Corp. 2.52%, 02/09/06	108,276	108,438
General Electric Commercial Equipment Financing LLC 2.46%, 11/20/05	118,481	118,481
Hartford Life Global Funding Trust 2.53%, 02/15/06	240,614	240,614
HBOS Treasury Services PLC 2.38% - 2.55%, 01/10/06 - 01/24/06	721,842	721,842
K2 USA LLC 2.38% - 2.65%, 06/10/05 - 10/20/05[4]	842,148	842,103
Leafs LLC 2.50%, 01/20/06	180,460	180,460
Links Finance LLC 2.43% - 2.72%, 04/15/05 - 02/06/06[4]	986,517	986,796
National City Bank (Ohio) 2.35% - 2.45%, 06/10/05 - 08/09/05	601,535	601,482

Security	Shares or Principal	Value
Nationwide Building Society 2.40% - 2.58%, 01/06/06 - 01/27/06[4]	$890,271	$890,476
Norddeutsche Landesbank 2.63%, 07/27/05	240,614	240,574
Northern Rock PLC 2.45% - 2.50%, 10/25/05 - 02/03/06[4]	721,842	721,842
Permanent Financing PLC 2.37% - 2.40%, 03/10/05 - 09/12/05	649,657	649,658
Sedna Finance Inc. 2.45%, 01/10/06 - 01/17/06[4]	132,338	132,310
Sigma Finance Inc. 2.35% - 2.66%, 08/17/05 - 01/09/06[4]	1,227,131	1,227,199
Tango Finance Corp. 2.24% - 2.50%, 02/25/05 - 09/15/05[4]	875,113	875,075
Wachovia Asset Securitization Inc. 2.52%, 02/25/05	721,842	721,842
WhistleJacket Capital LLC 2.39% - 2.46%, 06/15/05 - 01/17/06[4]	842,148	842,068
White Pine Finance LLC 2.29% - 2.57%, 03/29/05 - 01/13/064	1,316,158	1,316,045
Winston Funding Ltd. 2.75%, 04/25/05[4]	171,798	171,798

		17,351,632

MEDIUM-TERM NOTES[3] – 0.17%
CC USA Inc. 1.29% - 1.51%, 02/15/05 - 04/15/05[4]	397,013	397,017
WhistleJacket Capital LLC 1.32%, 02/04/05[4]	60,153	60,153

		457,170

MONEY MARKET FUNDS[3] – 2.29%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[5]	962,455	962,455

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2005

Security	Shares or Principal	Value
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	2,548,361	$2,548,361
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[5]	2,406,138	2,406,138
BlackRock Temp Cash Money Market Fund	44,873	44,873
Short-Term Investment Co.- Prime Money Market Portfolio, Institutional Shares	90,790	90,790

		6,052,617

REPURCHASE AGREEMENTS[3] – 2.73%
Bank of America N.A. 2.51%, 02/01/05[6]	$2,406,138	2,406,138
Goldman Sachs & Co. 2.50%, 02/01/05[6]	2,406,138	2,406,138
Merrill Lynch Government Securities Inc. 2.50%, 02/01/05[6]	2,406,138	2,406,138

		7,218,414

TIME DEPOSITS[3] – 1.93%
Abbey National Treasury Services PLC 1.33% - 1.39%, 02/02/05 - 04/08/05	409,044	409,038
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	360,921	360,922
BNP Paribas (New York) 2.78%, 07/11/05	240,614	240,614
First Tennessee Bank 2.31%, 02/03/05	240,614	240,614
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	394,607	394,604
Natexis Banques 2.32% - 2.50%, 02/02/05 - 03/22/05	240,614	240,613
National City Bank (Ohio) 2.50%, 02/01/05	322,296	322,296
Norddeutsche Landesbank 2.11%, 06/07/05	240,614	240,597

Security	Principal	Value
Royal Bank of Scotland 2.54%, 03/22/05	$60,153	$60,153
Societe Generale 2.51%, 02/01/05	240,614	240,614
Toronto-Dominion Bank 1.22% - 2.66%, 02/10/05 - 11/09/05	1,058,701	1,058,645
UBS Finance (Connecticut) 2.67%, 11/09/05	96,246	96,238
Washington Mutual Bank 2.27% - 2.35%, 02/02/05	601,535	601,535
Wells Fargo Bank N.A. 2.53%, 02/01/05 - 03/22/05	601,535	601,535

		5,108,018

U.S. GOVERNMENT AGENCY NOTES[3] – 0.24%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	288,383	287,675
Federal National Mortgage Association 2.33%, 07/22/05	360,921	356,935

		644,610

TOTAL SHORT-TERM INVESTMENTS (Cost: $43,938,307)		43,938,307

TOTAL INVESTMENTS IN SECURITIES – 116.64% (Cost: $340,697,570)		308,288,478
Other Assets, Less Liabilities – (16.64%)		(43,976,126)

NET ASSETS – 100.00%		$264,312,352

NYS - New York Registered Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 4.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 4.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

See notes to financial statements.

30	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS – 100.04%

COMPUTERS – 4.11%
Cadence Design Systems Inc.[1]	170,361	$2,270,912
Kronos Inc.[1,2]	19,649	1,056,527
Mentor Graphics Corp.[1,2]	48,168	670,980
Synopsys Inc.[1]	95,976	1,631,592

		5,630,011

INTERNET – 17.04%
Ariba Inc.[1]	39,809	552,549
Check Point Software Technologies Ltd.[1,2]	157,131	3,815,141
Internet Security Systems Inc.[1,2]	28,944	646,898
McAfee Inc.[1]	100,965	2,609,945
RSA Security Inc.[1,2]	43,884	772,797
Symantec Corp.[1]	399,840	9,336,264
TIBCO Software Inc.[1,2]	133,861	1,471,132
VeriSign Inc.[1]	160,649	4,151,170

		23,355,896

SOFTWARE – 75.83%
Activision Inc.[1]	87,674	1,981,432
Adobe Systems Inc.	150,457	8,561,003
Advent Software Inc.[1,2]	20,576	396,088
Autodesk Inc.	145,813	4,282,528
BEA Systems Inc.[1]	254,805	2,170,939
BMC Software Inc.[1]	139,880	2,354,180
Borland Software Corp.[1]	50,695	434,963
Citrix Systems Inc.[1]	106,759	2,289,981
Cognos Inc.[1]	60,255	2,492,749
Computer Associates International Inc.	369,201	10,038,575
Compuware Corp.[1]	244,291	1,685,608
Electronic Arts Inc.[1]	192,511	12,386,158
Fair Isaac Corp.[2]	44,371	1,533,018
FileNET Corp.[1,2]	26,079	582,866
Hyperion Solutions Corp.[1]	24,594	1,181,496
Informatica Corp.[1,2]	54,624	422,790
Intuit Inc.[1]	119,192	4,648,488
Mercury Interactive Corp.[1]	53,203	2,328,695
Microsoft Corp.	466,948	12,271,394
NetIQ Corp.[1,2]	34,865	410,012
Novell Inc.[1,2]	237,184	1,368,552

Security	Shares or Principal	Value
Open Text Corp.[1]	31,965	$626,514
Oracle Corp.[1]	956,734	13,174,227
Parametric Technology Corp.[1]	169,825	968,003
Quest Software Inc.[1,2]	59,931	851,020
Red Hat Inc.[1,2]	115,798	1,256,408
Salesforce.com Inc.[1,2]	65,055	891,254
Siebel Systems Inc.[1]	320,290	2,789,726
Sybase Inc.[1]	60,019	1,168,570
Take-Two Interactive Software Inc.[1,2]	28,473	1,003,673
THQ Inc.[1,2]	24,540	546,015
Veritas Software Corp.[1]	266,102	6,844,144

		103,941,069

TELECOMMUNICATIONS – 3.06%
Amdocs Ltd.[1]	126,903	3,775,364
Aspect Communications Corp.[1,2]	37,780	421,625

		4,196,989

TOTAL COMMON STOCKS (Cost: $143,119,188)		137,123,965

SHORT-TERM INVESTMENTS – 10.25%

COMMERCIAL PAPER[3] – 1.65%
Bryant Park Funding LLC 2.50%, 03/16/05	7,684	7,661
Chariot Funding LLC 2.49% - 2.50%, 02/17/05 - 02/22/05	60,252	60,175
Corporate Asset Funding 2.21% - 2.26%, 02/03/05 - 02/07/05	134,466	134,435
CRC Funding LLC 2.21%, 02/07/05	19,209	19,203
DEPFA Bank PLC 2.28%, 05/03/05	38,419	38,198
Edison Asset Securitization 2.26%, 05/04/05	96,047	95,492
Falcon Asset Securitization Corp. 2.30% - 2.49%, 02/02/05 - 02/22/05	153,675	153,559
Ford Credit Auto Receivables 2.28%, 04/27/05	57,628	57,318

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2005

Security	Principal	Value
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	$96,047	$95,817
Fortis Funding LLC 2.35%, 05/09/05	107,572	106,891
General Electric Capital Corp. 2.24% - 2.74%, 02/01/05 - 07/07/05	499,443	498,973
Giro Funding US Corp. 2.20% - 2.33%, 02/02/05 - 02/08/05	81,081	81,060
Grampian Funding LLC 2.27% - 2.49%, 02/01/05 - 03/23/05	96,047	95,914
Jupiter Securitization Corp. 2.30%, 02/01/05	38,419	38,419
Liberty Street Funding Corp. 2.30% - 2.50%, 02/01/05 - 02/25/05	61,470	61,436
Moat Funding LLC 2.50%, 03/23/05	15,367	15,314
Mortgage Interest Networking Trust 2.24%, 02/01/05	49,944	49,944
Nationwide Building Society 2.21%, 02/10/05	76,837	76,795
New Center Asset Trust 2.25%, 02/02/05	72,227	72,223
Nordea North America Inc. 2.74%, 07/11/05	38,419	37,951
Park Granada LLC 2.55%, 03/21/05	15,367	15,315
Preferred Receivables Funding Corp. 2.30%, 02/02/05	38,419	38,416
Santander Central Hispano 2.75%, 07/08/05	96,047	94,898
Scaldis Capital LLC 2.49% - 2.75%, 02/25/05 - 07/08/05	172,906	172,420
Solitaire Funding Ltd. 2.28%, 02/02/05	48,981	48,978
Thames Asset Global Securitization No. 1 Inc. 2.48% - 2.49%, 02/22/05	75,656	75,546
Windmill Funding Corp. 2.55%, 03/08/05	26,893	26,826

		2,269,177

FLOATING RATE NOTES[3] – 4.04%
American Express Centurion Bank 2.48%, 01/24/06	115,256	115,256
American Express Credit Corp. 2.56%, 10/26/05	153,675	153,731
Bank of Nova Scotia 2.32% - 2.45%, 09/26/05 - 01/03/06	49,944	49,930
Beta Finance Inc. 2.33% - 2.66%, 03/15/05 - 10/27/05[4]	288,140	288,167
Canadian Imperial Bank of Commerce 2.37% - 2.52%, 09/13/05 - 12/14/05	261,247	261,190
Cancara Asset Securitisation LLC 2.44%, 02/15/05	136,002	136,002
CC USA Inc. 2.33% - 2.66%, 05/04/05 - 07/29/05[4]	153,675	153,660
Commodore CDO Ltd. 2.55%, 12/12/05	19,209	19,209
Den Danske Bank NY 2.37% - 2.47%, 08/12/05 - 10/17/05	230,512	230,470
DEPFA Bank PLC 2.47%, 12/15/05	76,837	76,837
Dorada Finance Inc. 2.66%, 07/29/05[4]	63,775	63,766
Fairway Finance LLC 2.40%, 03/14/05	76,837	76,837
Fifth Third Bancorp 2.48%, 02/23/06[4]	153,675	153,675
Five Finance Inc. 2.53%, 04/29/05[4]	61,470	61,468

32	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2005

Security	Principal	Value
General Electric Capital Corp. 2.52%, 02/09/06	$34,577	$34,628
General Electric Commercial Equipment Financing LLC 2.46%, 11/20/05	37,836	37,836
Hartford Life Global Funding Trust 2.53%, 02/15/06	76,837	76,837
HBOS Treasury Services PLC 2.38% - 2.55%, 01/10/06 - 01/24/06	230,512	230,511
K2 USA LLC 2.38% - 2.65%, 06/10/05 - 10/20/05[4]	268,931	268,917
Leafs LLC 2.50%, 01/20/06	57,628	57,628
Links Finance LLC 2.43% - 2.72%, 04/15/05 - 02/06/06[4]	315,034	315,123
National City Bank (Ohio) 2.35% - 2.45%, 06/10/05 - 08/09/05	192,094	192,077
Nationwide Building Society 2.40% - 2.58%, 01/06/06 - 01/27/06[4]	284,299	284,364
Norddeutsche Landesbank 2.63%, 07/27/05	76,837	76,825
Northern Rock PLC 2.45% - 2.50%, 10/25/05 - 02/03/06[4]	230,512	230,512
Permanent Financing PLC 2.37% - 2.40%, 03/10/05 - 09/12/05	207,461	207,461
Sedna Finance Inc. 2.45%, 01/10/06 - 01/17/06[4]	42,261	42,252
Sigma Finance Inc. 2.35% - 2.66%, 08/17/05 - 01/09/06[4]	391,871	391,893
Tango Finance Corp. 2.24% - 2.50%, 02/25/05 - 09/15/05[4]	279,458	279,446

Security	Shares or Principal	Value
Wachovia Asset Securitization Inc. 2.52%, 02/25/05	$230,512	$230,512
WhistleJacket Capital LLC 2.39% - 2.46%, 06/15/05 - 01/17/064	268,931	268,905
White Pine Finance LLC 2.29% - 2.57%, 03/29/05 - 01/13/06[4]	420,301	420,265
Winston Funding Ltd. 2.75%, 04/25/05[4]	54,862	54,862

		5,541,052

MEDIUM-TERM NOTES[3] – 0.11%
CC USA Inc. 1.29% - 1.51%, 02/15/05 - 04/15/05[4]	126,782	126,783
WhistleJacket Capital LLC 1.32%, 02/04/05[4]	19,209	19,209

		145,992

MONEY MARKET FUNDS[3] – 1.43%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[5]	307,350	307,350
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	767,186	767,186
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[5]	836,426	836,426
BlackRock Temp Cash Money Market Fund	14,330	14,330
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	28,993	28,993

		1,954,285
REPURCHASE AGREEMENTS[3] – 1.68%
Bank of America N.A. 2.51%, 02/01/05[6]	$768,374	768,374
Goldman Sachs & Co. 2.50%, 02/01/05[6]	768,374	768,374

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2005

Security	Principal	Value
Merrill Lynch Government Securities Inc. 2.50%, 02/01/05[6]	$768,374	$768,374

		2,305,122

TIME DEPOSITS[3] – 1.19%
Abbey National Treasury Services PLC 1.33% - 1.39%, 02/02/05 - 04/08/05	130,624	130,623
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	115,256	115,256
BNP Paribas (New York) 2.78%, 07/11/05	76,837	76,837
First Tennessee Bank 2.31%, 02/03/05	76,837	76,837
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	126,013	126,012
Natexis Banques 2.32% - 2.50%, 02/02/05 - 03/22/05	76,837	76,837
National City Bank (Ohio) 2.50%, 02/01/05	102,922	102,922
Norddeutsche Landesbank 2.11%, 06/07/05	76,837	76,832
Royal Bank of Scotland 2.54%, 03/22/05	19,209	19,209
Societe Generale 2.51%, 02/01/05	76,837	76,837
Toronto-Dominion Bank 1.22% - 2.66%, 02/10/05 - 11/09/05	338,085	338,068
UBS Finance (Connecticut) 2.67%, 11/09/05	30,735	30,733
Washington Mutual Bank 2.27% - 2.35%, 02/02/05	192,094	192,094
Wells Fargo Bank N.A. 2.53%, 02/01/05 - 03/22/05	192,094	192,093

		1,631,190
U.S. GOVERNMENT AGENCY NOTES[3] – 0.15%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	92,092	91,866
Federal National Mortgage Association 2.33%, 07/22/05	115,256	113,984

		205,850

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,052,668)		14,052,668

TOTAL INVESTMENTS IN SECURITIES – 110.29% (Cost: $157,171,856)		151,176,633
Other Assets, Less Liabilities – (10.29%)		(14,109,492)

NET ASSETS – 100.00%		$137,067,141

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 4.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 4.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

See notes to financial statements.

34	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.98%

CHEMICALS – 0.36%
Ashland Inc.	25,199	$1,546,715

		1,546,715

COAL – 0.96%
Arch Coal Inc.[1]	21,967	802,894
CONSOL Energy Inc.	32,080	1,353,455
Peabody Energy Corp.[1]	22,906	1,941,284

		4,097,633

FOREST PRODUCTS & PAPER – 5.29%
Abitibi-Consolidated Inc.[1]	156,090	852,251
Bowater Inc.[1]	19,733	749,854
Domtar Inc.[1]	81,607	796,484
Georgia-Pacific Corp.	91,175	2,926,718
International Paper Co.	172,268	6,744,292
Louisiana-Pacific Corp.	39,028	999,117
MeadWestvaco Corp.	71,568	2,067,600
Potlatch Corp.[1]	10,548	485,419
Temple-Inland Inc.	19,851	1,262,524
Wausau-Mosinee Paper Corp.[1]	18,357	272,051
Weyerhaeuser Co.	84,926	5,299,382

		22,455,692

MANUFACTURING – 0.09%
Matthews International Corp. Class A1	11,268	391,112

		391,112

MINING – 10.53%
Aber Diamond Corp.[1]	20,461	671,530
Agnico-Eagle Mines Ltd.	30,319	386,264
Alcan Inc.	130,653	5,196,070
Alcoa Inc.	308,161	9,093,831
Barrick Gold Corp.[1]	188,268	4,115,538
Bema Gold Corp.[2]	128,198	362,800
Cameco Corp.[1]	61,104	2,098,922
Coeur d’Alene Mines Corp.[1,2]	82,867	292,521
Freeport-McMoRan Copper & Gold Inc.[1]	63,220	2,327,128
Glamis Gold Ltd.[1,2]	46,351	730,492
Goldcorp Inc.	67,367	942,464
IAMGOLD Corp.	50,950	337,289
Inco Ltd.[2]	66,284	2,181,406
Kinross Gold Corp.[2]	122,907	808,728
Meridian Gold Inc.[1,2]	35,268	652,105
Newmont Mining Corp.	144,401	6,005,638
Noranda Inc.[1]	104,727	1,766,744
Phelps Dodge Corp.	33,806	3,255,518
Placer Dome Inc.[1]	146,125	2,491,431
Stillwater Mining Co.[1,2]	32,019	338,761
Wheaton River Minerals Ltd.[2]	202,287	655,410

		44,710,590

OIL & GAS – 67.64%
Amerada Hess Corp.	32,375	2,805,294
Anadarko Petroleum Corp.	87,570	5,798,010
Apache Corp.	115,586	6,290,190
BP PLC ADR	521,050	31,065,001
Burlington Resources Inc.	138,609	6,058,599
Cabot Oil & Gas Corp.[1]	11,713	551,448
Canadian Natural Resources Ltd.[1]	94,904	4,170,082
Cheniere Energy Inc.[2]	8,890	665,861
Chesapeake Energy Corp.	95,283	1,674,122
ChevronTexaco Corp.	584,035	31,771,504
Cimarex Energy Co.[2]	14,764	535,195
ConocoPhillips	244,326	22,671,010
Denbury Resources Inc.[1,2]	19,738	576,350
Devon Energy Corp.	172,070	6,998,087
Diamond Offshore Drilling Inc.[1]	45,571	1,994,643
EnCana Corp.[1]	163,015	9,632,556
ENSCO International Inc.	53,563	1,833,461
EOG Resources Inc.	41,992	3,117,906
Exxon Mobil Corp.	612,586	31,609,438
Forest Oil Corp.[1,2]	20,817	701,325
GlobalSantaFe Corp.[1]	83,114	2,938,911
Grey Wolf Inc.[1,2]	66,863	354,374
Helmerich & Payne Inc.	17,883	677,766
Houston Exploration Co.[2]	10,026	543,509
Kerr-McGee Corp.	53,718	3,317,087
Marathon Oil Corp.	122,709	4,752,520
Murphy Oil Corp.	32,500	2,901,600
Nabors Industries Ltd.[2]	52,809	2,661,574
Newfield Exploration Co.[2]	22,057	1,349,888
Nexen Inc.	45,733	1,899,749
Noble Corp.[2]	47,364	2,526,869
Noble Energy Inc.	20,856	1,234,050

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2005

Security	Shares	Value
Occidental Petroleum Corp.	139,739	$8,157,963
Patina Oil & Gas Corp.	25,043	918,577
Patterson-UTI Energy Inc.	59,348	1,154,319
Petro-Canada[1]	93,589	4,832,936
PetroKazakhstan Inc. Class A	26,957	970,182
Pioneer Natural Resources Co.[1]	51,693	1,984,494
Plains Exploration & Production Co.[1,2]	27,346	787,018
Pogo Producing Co.	22,844	971,555
Precision Drilling Corp.[1,2]	21,399	1,459,412
Premcor Inc.	31,625	1,518,000
Pride International Inc.[1,2]	48,321	1,130,228
Quicksilver Resources Inc.[1,2]	17,726	787,566
Range Resources Corp.	24,331	539,905
Rowan Companies Inc.[2]	38,027	1,070,840
Royal Dutch Petroleum Co. NYS	545,196	31,877,610
Spinnaker Exploration Co.[1,2]	11,958	392,103
St. Mary Land & Exploration Co.[1]	10,061	432,724
Stone Energy Corp.[2]	9,468	405,230
Suncor Energy Inc.[1]	160,535	5,137,120
Sunoco Inc.	25,903	2,266,253
Talisman Energy Inc.[1]	136,009	4,053,068
Tesoro Corp.[1,2]	23,574	750,596
Transocean Inc.[2]	113,715	5,003,460
Ultra Petroleum Corp.[2]	26,638	1,372,656
Unit Corp.[1,2]	16,231	593,081
Unocal Corp.	93,188	4,432,953
Valero Energy Corp.	90,871	4,728,018
Vintage Petroleum Inc.[1]	23,141	560,244
XTO Energy Inc.	92,193	3,310,651

		287,276,741
OIL & GAS SERVICES – 9.85%
Baker Hughes Inc.	118,778	5,143,087
BJ Services Co.	57,043	2,740,916
Cal Dive International Inc.[1,2]	13,615	594,976
CARBO Ceramics Inc.[1]	5,656	405,252
Cooper Cameron Corp.[1,2]	19,347	1,091,364
FMC Technologies Inc.[2]	24,256	742,961
Grant Prideco Inc.[2]	43,823	858,931
Halliburton Co.	156,476	6,435,858
Hanover Compressor Co.[1,2]	30,520	432,774
Key Energy Services Inc.[1,2]	46,326	574,906

Security	Shares or Principal	Value
Maverick Tube Corp.[1,2]	14,908	$507,766
National-Oilwell Inc.[1,2]	30,476	1,123,955
Schlumberger Ltd.	208,410	14,180,216
Seacor Holdings Inc.[1,2]	6,491	363,431
Smith International Inc.[2]	37,149	2,199,221
Tidewater Inc.[1]	20,273	785,781
Varco International Inc.[2]	34,702	1,062,228
Weatherford International Ltd.[2]	47,988	2,604,309

		41,847,932
PACKAGING & CONTAINERS – 0.52%
Packaging Corporation of America[1]	37,934	846,308
Smurfit-Stone Container Corp.[1]	90,053	1,354,397

		2,200,705
PIPELINES – 4.19%
El Paso Corp.	227,163	2,469,262
Enbridge Inc.	61,079	3,093,651
Kinder Morgan Inc.	43,764	3,284,051
Questar Corp.	29,884	1,518,107
TransCanada Corp.	171,557	4,108,790
Williams Companies Inc.	197,059	3,312,562

		17,786,423
REAL ESTATE INVESTMENT TRUSTS – 0.55%
Plum Creek Timber Co. Inc.	64,836	2,315,942

		2,315,942

TOTAL COMMON STOCKS (Cost: $350,398,249)		424,629,485

SHORT-TERM INVESTMENTS – 8.24%

COMMERCIAL PAPER[3] – 1.32%
Bryant Park Funding LLC 2.50%, 03/16/05	$19,059	19,002
Chariot Funding LLC 2.49% - 2.50%, 02/17/05 - 02/22/05	149,452	149,259
Corporate Asset Funding 2.21% - 2.26%, 02/03/05 - 02/07/05	333,534	333,458
CRC Funding LLC 2.21%, 02/07/05	47,648	47,630
DEPFA Bank PLC 2.28%, 05/03/05	95,295	94,747

36	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2005

Security	Principal	Value
Edison Asset Securitization 2.26%, 05/04/05	$238,239	$236,863
Falcon Asset Securitization Corp. 2.30% - 2.49%, 02/02/05 - 02/22/05	381,182	380,894
Ford Credit Auto Receivables 2.28%, 04/27/05	142,943	142,174
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	238,239	237,669
Fortis Funding LLC 2.35%, 05/09/05	266,827	265,138
General Electric Capital Corp. 2.24% - 2.74%, 02/01/05 - 07/07/05	1,238,841	1,237,674
Giro Funding US Corp. 2.20% - 2.33%, 02/02/05 - 02/08/05	201,117	201,064
Grampian Funding LLC 2.27% - 2.49%, 02/01/05 - 03/23/05	238,239	237,910
Jupiter Securitization Corp. 2.30%, 02/01/05	95,295	95,295
Liberty Street Funding Corp. 2.30% - 2.50%, 02/01/05 - 02/25/05	152,473	152,390
Moat Funding LLC 2.50%, 03/23/05	38,118	37,986
Mortgage Interest Networking Trust 2.24%, 02/01/05	123,884	123,884
Nationwide Building Society 2.21%, 02/10/05	190,591	190,486
New Center Asset Trust 2.25%, 02/02/05	179,155	179,144
Nordea North America Inc. 2.74%, 07/11/05	95,295	94,135
Park Granada LLC 2.55%, 03/21/05	38,118	37,989
Preferred Receivables Funding Corp. 2.30%, 02/02/05	95,295	95,289
Santander Central Hispano 2.75%, 07/08/05	238,239	235,387
Scaldis Capital LLC 2.49% - 2.75%, 02/25/05 - 07/08/05	428,883	427,678
Solitaire Funding Ltd. 2.28%, 02/02/05	121,494	121,487
Thames Asset Global Securitization No. 1 Inc. 2.48% - 2.49%, 02/22/05	187,660	187,388
Windmill Funding Corp. 2.55%, 03/08/05	66,707	66,541

		5,628,561

FLOATING RATE NOTES[3] – 3.24%
American Express Centurion Bank 2.48%, 01/24/06	285,886	285,886
American Express Credit Corp. 2.56%, 10/26/05	381,182	381,322
Bank of Nova Scotia 2.32% - 2.45%, 09/26/05 - 01/03/06	123,884	123,849
Beta Finance Inc. 2.33% - 2.66%, 03/15/05 - 10/27/05[4]	714,716	714,783
Canadian Imperial Bank of Commerce 2.37% - 2.52%, 09/13/05 - 12/14/05	648,009	647,867
Cancara Asset Securitisation LLC 2.44%, 02/15/05	337,346	337,346
CC USA Inc. 2.33% - 2.66%, 05/04/05 - 07/29/05[4]	381,182	381,144
Commodore CDO Ltd. 2.55%, 12/12/05	47,648	47,648
Den Danske Bank NY 2.37% - 2.47%, 08/12/05 - 10/17/05	571,773	571,671
DEPFA Bank PLC 2.47%, 12/15/05	190,591	190,591

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2005

Security	Principal	Value
Dorada Finance Inc. 2.66%, 07/29/05[4]	$158,190	$158,167
Fairway Finance LLC 2.40%, 03/14/05	190,591	190,591
Fifth Third Bancorp 2.48%, 02/23/06[4]	381,182	381,182
Five Finance Inc. 2.53%, 04/29/05[4]	152,473	152,469
General Electric Capital Corp. 2.52%, 02/09/06	85,766	85,894
General Electric Commercial Equipment Financing LLC 2.46%, 11/20/05	93,849	93,849
Hartford Life Global Funding Trust 2.53%, 02/15/06	190,591	190,591
HBOS Treasury Services PLC 2.38% - 2.55%, 01/10/06 - 01/24/06	571,773	571,773
K2 USA LLC 2.38% - 2.65%, 06/10/05 - 10/20/05[4]	667,068	667,033
Leafs LLC 2.50%, 01/20/06	142,943	142,944
Links Finance LLC 2.43% - 2.72%, 04/15/05 - 02/06/06[4]	781,423	781,644
National City Bank (Ohio) 2.35% - 2.45%, 06/10/05 - 08/09/05	476,477	476,436
Nationwide Building Society 2.40% - 2.58%, 01/06/06 - 01/27/06[4]	705,186	705,348
Norddeutsche Landesbank 2.63%, 07/27/05	190,591	190,559
Northern Rock PLC 2.45% - 2.50%, 10/25/05 - 02/03/06[4]	571,773	571,773
Permanent Financing PLC 2.37% - 2.40%, 03/10/05 - 09/12/05	514,596	514,596
Sedna Finance Inc. 2.45%, 01/10/06 - 01/17/06[4]	104,825	104,802

Security	Shares or Principal	Value
Sigma Finance Inc. 2.35% - 2.66%, 08/17/05 - 01/09/06[4]	$972,014	$972,068
Tango Finance Corp. 2.24% - 2.50%, 02/25/05 - 09/15/05[4]	693,179	693,151
Wachovia Asset Securitization Inc. 2.52%, 02/25/05	571,772	571,772
WhistleJacket Capital LLC 2.39% - 2.46%, 06/15/05 - 01/17/06[4]	667,068	667,003
White Pine Finance LLC 2.29% - 2.57%, 03/29/05 - 01/13/06[4]	1,042,532	1,042,442
Winston Funding Ltd. 2.75%, 04/25/05[4]	136,082	136,082

		13,744,276

MEDIUM-TERM NOTES3 – 0.08%
CC USA Inc. 1.29% - 1.51%, 02/15/05 - 04/15/05[4]	314,475	314,478
WhistleJacket Capital LLC 1.32%, 02/04/05[4]	47,648	47,648

		362,126

MONEY MARKET FUNDS[3] – 1.18%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[5]	762,364	762,364
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	2,231,118	2,231,118
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[5]	1,905,909	1,905,909
BlackRock Temp Cash Money Market Fund	35,544	35,544
Short-Term Investment Co.- Prime Money Market Portfolio, Institutional Shares	71,915	71,915

		5,006,850

38	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2005

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 1.35%
Bank of America N.A. 2.51%, 02/01/05[6]	$1,905,909	$1,905,909
Goldman Sachs & Co. 2.50%, 02/01/05[6]	1,905,909	1,905,909
Merrill Lynch Government Securities Inc. 2.50%, 02/01/05[6]	1,905,909	1,905,909

		5,717,727

TIME DEPOSITS[3] – 0.95%
Abbey National Treasury Services PLC 1.33% - 1.39%, 02/02/05 - 04/08/05	324,005	324,000
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	285,886	285,888
BNP Paribas (New York) 2.78%, 07/11/05	190,591	190,591
First Tennessee Bank 2.31%, 02/03/05	190,591	190,591
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	312,569	312,567
Natexis Banques 2.32% - 2.50%, 02/02/05 - 03/22/05	190,591	190,592
National City Bank (Ohio) 2.50%, 02/01/05	255,291	255,291
Norddeutsche Landesbank 2.11%, 06/07/05	190,591	190,578
Royal Bank of Scotland 2.54%, 03/22/05	47,648	47,648
Societe Generale 2.51%, 02/01/05	190,591	190,591
Toronto-Dominion Bank 1.22% - 2.66%, 02/10/05 - 11/09/05	838,600	838,556
UBS Finance (Connecticut) 2.67%, 11/09/05	76,236	76,231
Washington Mutual Bank 2.27% - 2.35%, 02/02/05	476,477	476,476
Wells Fargo Bank N.A.
2.53%, 02/01/05 - 03/22/05	476,477	476,477

		4,046,077

U.S. GOVERNMENT AGENCY NOTES[3] – 0.12%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	228,429	227,868
Federal National Mortgage Association 2.33%, 07/22/05	285,886	282,729

		510,597

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,016,214)		35,016,214

TOTAL INVESTMENTS IN SECURITIES – 108.22% (Cost: $385,414,463)		459,645,699
Other Assets, Less Liabilities – (8.22%)		(34,917,951)

NET ASSETS – 100.00%		$424,727,748

ADR - American Depositary Receipts

NYS - New York Registered Shares

[1]	All or a portion of this security represents a security on loan. See Note 4.
[2]	Non-income earning security.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 4.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.53%
AUSTRALIA – 5.46%
Alumina Ltd.	2,099,680	$9,909,325
Amcor Ltd.[1]	1,114,960	6,134,672
AMP Ltd.	2,887,720	17,074,709
Ansell Ltd.	678,489	4,816,283
Aristocrat Leisure Ltd.[1]	602,360	5,111,448
Australia and New Zealand Banking Group Ltd.	2,891,289	46,134,045
Australian Gas & Light Co. Ltd.	744,040	7,928,165
Australian Stock Exchange Ltd.	252,560	4,094,491
BHP Billiton Ltd.[1]	5,915,800	74,588,988
BHP Steel	1,368,413	9,819,782
Boral Ltd.[1]	1,280,840	7,146,626
Brambles Industries Ltd.[1]	1,817,200	10,322,393
Coca-Cola Amatil Ltd.	848,320	5,160,634
Coles Myer Ltd.	1,934,680	13,913,321
Commonwealth Bank of Australia	1,996,280	51,856,016
Commonwealth Property Office Fund[1]	9,433,160	9,064,682
CSL Ltd.	373,120	8,949,172
CSR Ltd.	2,497,000	4,856,976
DB RREEF Trust	7,079,600	7,077,373
Foster’s Group Ltd.	3,831,520	15,469,722
Futuris Corp. Ltd.[1]	2,432,509	4,222,563
General Property Trust	2,935,240	8,802,951
Harvey Normand Holdings Ltd.[1]	1,679,040	3,838,458
Insurance Australia Group Ltd.	2,470,160	12,442,628
Investa Property Group[1]	5,316,520	8,858,080
James Hardie Industries NV	977,737	5,228,111
John Fairfax Holdings Ltd.	1,676,400	5,729,146
Leighton Holdings Ltd.[1]	517,000	4,863,881
Lend Lease Corp. Ltd.	718,080	7,595,899
Macquarie Bank Ltd.	316,800	11,992,878
Macquarie Infrastructure Group	3,577,640	10,563,195
Mirvac Group	2,273,040	8,296,629
National Australia Bank Ltd.	2,423,129	55,639,327
Newcrest Mining Ltd.	717,640	9,476,542
Orica Ltd.	377,080	5,613,510
Origin Energy Ltd.	2,007,720	10,844,502
PaperlinX Ltd.	844,800	2,972,237
Patrick Corp. Ltd.[1]	1,515,360	7,316,065
QBE Insurance Group Ltd.[1]	1,017,280	12,022,202
Rinker Group Ltd.	1,728,760	15,004,669
Rio Tinto Ltd.[1]	551,839	18,346,084
Santos Ltd.	1,999,360	14,378,469
Stockland Trust Group	1,182,280	5,378,140
Suncorp-Metway Ltd.	855,800	12,368,721
TABCORP Holdings Ltd.	1,026,184	14,091,676
Telstra Corp. Ltd.[1]	3,297,800	12,624,813
Transurban Group[1]	1,128,600	7,215,521
Wesfarmers Ltd.	542,520	16,522,737
Westfield Group[1,2]	2,318,377	30,614,511
Westpac Banking Corp.	2,926,880	43,549,165
WMC Resources Ltd.	1,792,120	9,929,944
Woodside Petroleum Ltd.	1,012,000	16,194,750
Woolworths Ltd.	1,741,080	19,685,557

		751,652,384
BELGIUM – 1.53%
AGFA Gevaert NV1	219,166	7,456,609
Bekaert NV1	46,305	3,682,014
Belgacom SA1,2	256,209	10,583,866
Cofinimmo[1]	54,120	8,585,707
Colruyt NV1	38,070	6,401,773
Delhaize-Le Lion SA1	123,200	9,073,751
Dexia Group[1]	1,112,118	24,847,882
Electrabel SA1	45,760	20,161,851
Fortis	1,875,720	50,613,462
Groupe Bruxelles Lambert SA1	139,062	11,583,426
InBev NV1	265,538	9,847,742
KBC Bankverzekeringsholding NV1	196,240	15,156,663
Mobistar SA1,2	50,682	4,476,007
Omega Pharma SA1	45,060	2,152,159
Solvay SA1	125,400	13,445,010
UCB SA	145,640	7,126,932
Umicore Mines SA	67,320	6,002,441

		211,197,295
DENMARK – 0.84%
AP Moller - Maersk A/S	2,200	18,036,262
Carlsberg A/S Class B1	75,680	3,586,133
Coloplast A/S Class B1	98,560	5,231,441
Danske Bank A/S1	859,320	25,101,447

40	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2005

Security	Shares	Value
GN Store Nord A/S1	411,400	$4,432,180
H. Lundbeck A/S1	132,000	2,653,412
ISS A/S	88,000	5,025,488
Novo Nordisk A/S Class B	423,720	22,564,751
Novozymes A/S Class B	110,440	5,281,619
TDC A/S	308,440	12,805,515
Topdanmark A/S1,2	95,040	6,751,111
Vestas Wind Systems A/S1,2	350,240	4,202,757

		115,672,116

FINLAND – 1.43%
Amer Group Ltd.[1]	246,840	4,051,063
Elisa OYJ Class A1,[2]	265,760	4,503,609
Fortum OYJ	681,706	12,174,339
Kone Corp. Class B1	125,400	9,750,697
Metso Corp.[1]	292,600	4,424,457
Nokia OYJ	7,442,160	113,989,425
Outokumpu OYJ[1]	186,560	3,304,956
Sampo OYJ Class A	616,440	8,156,138
Stora Enso OYJ Class R1	996,806	14,358,220
TietoEnator OYJ[1]	147,957	4,329,917
UPM-Kymmene OYJ[1]	810,920	17,166,894

		196,209,715

FRANCE – 9.43%
Accor SA1	325,276	14,229,894
Air France[1]	259,011	4,743,755
Alcatel SA1,2	1,898,175	27,242,770
Alstom[2]	6,837,066	6,327,845
Arcelor[1]	717,640	16,015,411
Atos Origin SA2	66,880	4,293,685
Autoroutes du Sud de la France SA1	125,216	6,814,657
AXA[1]	2,175,642	52,807,402
BIC SA1	71,280	3,901,587
BNP Paribas SA1	1,254,880	90,541,465
Bouygues SA1	321,259	12,584,254
Business Objects SA1,2	92,059	2,265,666
Cap Gemini SA1,2	200,200	6,485,122
Carrefour SA1	897,600	46,276,129
Compagnie de Saint-Gobain SA1	492,890	30,435,545
Compagnie Generale des
Etablissements Michelin Class B1	234,960	15,200,781
Credit Agricole SA1	1,081,960	32,227,388
Dassault Systemes SA1	88,440	4,114,556
Essilor International SA	150,668	10,703,978
European Aeronautic Defence and
Space Co.[1]	428,560	13,100,328
France Telecom SA	2,306,040	72,355,345
Groupe Danone[1]	369,600	34,448,134
Lafarge SA1	275,474	28,404,346
Lagardere S.C.A.[1]	212,729	16,055,837
L’Air Liquide SA1	170,063	29,240,334
L’Oreal SA1	469,920	35,191,814
LVMH Moet Hennessy Louis Vuitton SA1	362,702	25,200,250
Pernod-Ricard SA1	90,476	12,808,283
Pinault-Printemps-Redoute SA1	108,440	11,428,710
PSA Peugeot Citroen[1]	275,446	17,137,821
Publicis Groupe[1]	220,000	6,925,761
Renault SA1	284,257	23,233,059
Sagem SA1	183,593	3,697,535
Sanofi-Aventis[1]	1,453,760	108,491,547
Schneider Electric SA1	349,360	26,686,922
Societe Generale Class A1	517,880	51,576,301
Societe Television Francaise[1]	217,410	7,073,784
Sodexho Alliance SA1	219,120	6,546,728
STMicroelectronics NV1	856,502	14,291,113
Suez SA1	1,259,887	33,897,602
Technip-Coflexip SA1	56,427	9,451,871
Thales/Ex Thomson CSF[1]	162,024	7,387,999
Thomson SA1	408,634	10,365,853
Total SA1	937,640	201,061,872
Union du Credit Bail Immobilier[1]	98,240	11,691,947
Valeo SA1	146,080	5,952,610
Veolia Environment[1]	443,960	15,868,614
Vinci SA1	114,894	16,474,708
Vivendi Universal SA2	1,571,071	49,704,222
Zodiac SA1	113,048	5,126,784

		1,298,089,924

GERMANY – 6.61%
Adidas-Salomon AG1	73,920	11,066,764
Allianz AG1	466,400	55,295,392
Altana AG1	117,480	6,880,628
BASF AG1	788,920	53,877,701

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2005

Security	Shares	Value
Bayer AG1	986,300	$31,358,012
Bayerische Hypo-Und Vereinsbank AG1,2	939,679	20,664,376
Celesio AG1	73,040	5,667,928
Commerzbank AG1,2	779,680	16,586,862
Continental AG1	211,200	14,660,245
DaimlerChrysler AG Registered[1]	1,324,840	60,237,592
Deutsche Bank AG1	767,360	65,269,061
Deutsche Boerse AG1	208,120	12,940,763
Deutsche Lufthansa AG1,2	519,640	7,261,478
Deutsche Post AG	708,840	16,512,030
Deutsche Telekom AG1,2	4,225,760	91,330,755
Douglas Holding AG1	164,120	5,819,131
E.ON AG1	956,120	85,649,188
Fresenius Medical Care AG1	58,520	4,742,560
Heidelberger Zement AG1	98,753	6,642,441
Hypo Real Estate Holding AG2	247,897	9,820,411
Infineon Technologies AG2	1,027,840	9,539,667
Karstadtquelle AG1	248,441	2,341,474
Lanxess[2]	98,630	1,907,966
Linde AG1	145,640	9,241,850
MAN AG1	184,522	7,634,538
Merck KGaA[1]	95,480	6,332,675
Metro AG1	238,920	12,482,682
Muenchener Rueckversicherungs-Gesellschaft AG1	287,165	32,817,856
Puma AG1	30,104	7,420,283
RWE AG1	601,920	34,704,309
SAP AG1	320,982	49,912,855
Schering AG1	257,400	17,414,203
Siemens AG1	1,247,840	98,963,672
ThyssenKrupp AG1	530,160	11,326,966
TUI AG1	325,739	7,604,892
Volkswagen AG1	363,440	17,439,187

		909,368,393

GREECE – 0.45%
Hellenic Telecommunications Organization SA	2,342,576	21,176,887
National Bank of Greece SA ADR[1]	5,944,402	40,838,042

		62,014,929

HONG KONG – 1.65%
Bank of East Asia Ltd.	2,464,000	7,344,710
BOC Hong Kong Holdings Ltd.	5,940,000	10,928,217
Cathay Pacific Airways Ltd.	2,200,000	3,948,769
Cheung Kong (Holdings) Ltd.	2,640,000	24,200,310
Cheung Kong Infrastructure Holdings Ltd.[1]	880,000	2,634,393
CLP Holdings Ltd.	2,420,000	13,744,535
Esprit Holdings Ltd.	1,540,000	8,904,473
Giordano International Ltd.	4,400,000	2,721,830
Hang Lung Properties Ltd.	2,640,000	3,960,051
Hang Seng Bank Ltd.[1]	1,304,900	17,649,835
Henderson Land Development Co. Ltd.	880,000	4,174,412
Hong Kong & China Gas Co. Ltd.	5,280,200	10,966,710
Hong Kong Exchanges & Clearing Ltd.[1]	1,760,000	4,388,774
Hongkong Electric Holdings Ltd.	2,124,500	9,478,660
Hutchison Telecommunications International Ltd.[2]	2,200,000	1,974,384
Hutchison Whampoa Ltd.	2,929,000	26,661,752
Johnson Electric Holdings Ltd.	3,960,000	3,782,356
Li & Fung Ltd.	2,640,000	4,349,286
MTR Corp. Ltd.[1]	2,200,000	3,455,172
New World Development Co. Ltd.	4,161,599	4,054,943
PCCW Ltd.	5,341,800	3,013,362
Shangri-La Asia Ltd.[1]	3,520,000	4,783,651
Sun Hung Kai Properties Ltd.	2,200,000	20,378,466
Swire Pacific Ltd. Class A	1,760,000	13,820,690
Techtronic Industries Co.	1,760,000	3,937,486
Television Broadcasts Ltd.	880,000	4,174,412
Wharf Holdings Ltd.	2,200,000	7,107,783

		226,539,422

IRELAND – 0.97%
Allied Irish Banks PLC	1,466,328	29,149,336
Bank of Ireland	1,727,880	27,253,774
CRH PLC	889,680	23,577,562
DCC PLC	218,680	4,942,946
DEPFA Bank PLC	632,300	11,168,380
Elan Corp. PLC[2]	629,717	16,417,352
Independent News & Media PLC	1,331,440	3,818,317
Irish Life & Permanent PLC	568,480	10,189,329

42	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2005

Security	Shares	Value
Kerry Group PLC Class A	256,520	$6,052,398
Ryanair Holdings PLC[2]	88,752	728,864

		133,298,258

ITALY – 4.15%
Alleanza Assicurazioni SpA[1]	829,412	11,222,648
Arnoldo Mondadori Editore SpA[1]	215,240	2,398,926
Assicurazioni Generali SpA[1]	1,469,160	48,624,986
Autogrill SpA[1],[2]	236,780	3,777,932
Autostrade SpA[1]	396,768	11,461,306
Banca Antonveneta SpA[1],[2]	399,679	10,440,871
Banca Fideuram SpA[1]	680,240	3,704,301
Banca Intesa SpA[1]	5,353,920	24,863,052
Banca Monte dei Paschi di Siena SpA[1]	2,094,312	6,756,850
Banca Nazionale del Lavoro SpA[1],[2]	3,088,360	8,303,278
Banca Popolare di Milano SCRL[1]	865,480	7,666,095
Banche Popolari Unite SCRL[1]	675,506	13,789,505
Banco Popolare di Verona e Novara SCRL[1]	637,120	12,233,527
Bulgari SpA[1]	254,856	3,141,117
Capitalia SpA[1]	2,508,440	11,346,473
Enel SpA[1]	5,262,840	49,463,304
Eni SpA[1]	4,283,840	104,089,481
Fiat SpA[1],[2]	848,436	7,034,025
FinecoGroup SpA[1],[2]	358,600	2,930,931
Finmeccanica SpA[1]	10,903,673	10,191,067
Gruppo Editoriale L’Espresso SpA[1]	398,250	2,356,890
Italcementi SpA[1]	218,368	3,691,957
Luxottica Group SpA[1]	215,870	4,682,452
Mediaset SpA[1]	990,200	13,798,387
Mediobanca SpA[1]	797,466	13,545,164
Mediolanum SpA[1]	495,312	3,664,143
Pirelli & Co. SpA[1]	2,643,280	3,759,202
Riunione Adriatica di Sicurta SpA[1]	510,564	11,540,563
Sanpaolo IMI SpA[1]	1,623,559	22,645,376
Snam Rete Gas SpA	861,120	5,113,046
Telecom Italia Media SpA[1],[2]	2,293,104	1,125,425
Telecom Italia Mobile SpA[1]	1,890,451	13,159,348
Telecom Italia SpA[1]	12,939,960	51,278,370
Telecom Italia SpA RNC[1]	9,163,441	29,384,709
Unicredito Italiano SpA[1]	6,935,720	38,153,264

		571,337,971

JAPAN – 21.80%
Acom Co. Ltd.	118,800	8,359,809
Aderans Co. Ltd.[1]	88,000	2,041,467
Advantest Corp.	132,000	11,049,442
AEON Co. Ltd.[1]	836,000	14,060,606
AEON Credit Service Co. Ltd.[1]	45,030	3,168,705
AIFUL Corp.	66,000	7,502,392
Aisin Seiki Co. Ltd.	352,000	8,335,992
Ajinomoto Co. Inc.	880,000	10,666,667
All Nippon Airways Co. Ltd.[1]	880,000	3,317,384
Alps Electric Co. Ltd.[1]	440,000	6,030,835
Amada Co. Ltd.[1]	440,000	2,594,365
Asahi Breweries Ltd.	732,500	9,154,923
Asahi Glass Co. Ltd.[1]	1,264,000	13,341,917
Asahi Kasei Corp.	1,609,000	7,962,960
Bandai Co. Ltd.	141,600	3,052,226
Bank of Yokohama Ltd.	1,760,000	11,108,985
Benesse Corp.	88,000	3,147,262
Bridgestone Corp.	880,000	17,309,942
Canon Inc.	1,276,000	66,602,871
Casio Computer Co. Ltd.[1]	440,000	6,171,186
Central Japan Railway Co.[1]	1,760	14,273,259
Chiba Bank Ltd. (The)	1,320,000	8,752,791
Chubu Electric Power Co. Inc.[1]	968,000	22,923,977
Chugai Pharmaceutical Co. Ltd.[1]	440,000	6,949,495
Citizen Watch Co. Ltd.	440,000	3,997,874
Coca Cola West Japan Co. Ltd.	88,000	2,096,757
Credit Saison Co. Ltd.	220,000	7,485,380
CSK Corp.[1]	88,000	4,014,886
Dai Nippon Printing Co. Ltd.	880,000	13,898,990
Daicel Chemical Industries Ltd.	440,000	2,360,447
Daiichi Pharmaceutical Co. Ltd.[1]	440,000	10,186,071
Daikin Industries Ltd.	440,000	11,866,029
Daimaru Inc. (The)[1]	440,000	3,844,763
Dainippon Ink & Chemical Inc.	1,320,000	3,317,384
Dainippon Screen Manufacturing Co. Ltd.[1]	440,000	2,760,234
Daito Trust Construction Co. Ltd.[1]	176,000	8,148,857
Daiwa House Industry Co. Ltd.	880,000	10,181,818
Daiwa Securities Group Inc.	2,200,000	14,928,230
Denso Corp.	880,000	22,881,446

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2005

Security	Shares	Value
DENTSU Inc.[1]	2,640	$6,685,805
Dowa Mining Co. Ltd.	440,000	3,028,177
East Japan Railway Co.	5,280	28,529,506
Ebara Corp.[1]	440,000	2,041,467
Eisai Co. Ltd.[1]	396,000	12,861,244
FamilyMart Co. Ltd.[1]	132,000	4,248,804
Fanuc Ltd.	220,000	14,864,434
Fast Retailing Co. Ltd.[1]	88,000	5,996,810
Fuji Electric Holdings Co. Ltd.	880,000	2,526,316
Fuji Photo Film Co. Ltd.[1]	880,000	31,642,743
Fuji Television Network Inc.	468	1,026,881
Fujikura Ltd.[1]	880,000	3,929,825
Fujisawa Pharmaceutical Co. Ltd.	440,000	11,355,662
Fujitsu Ltd.[1]	3,080,000	17,922,382
Furukawa Electric Co. Ltd.[1,2]	880,000	4,720,893
Goodwill Group Inc. (The)[1]	880	2,305,157
Gunma Bank Ltd.	880,000	5,205,742
Heavy Industries Co. Ltd.[1,2]	2,200,000	3,232,323
Hino Motors Ltd.[1]	440,000	3,155,768
Hirose Electric Co. Ltd.	44,000	4,674,110
Hitachi Cable Ltd.	440,000	2,011,696
Hitachi Ltd.	4,842,000	32,200,435
Hitachi Software Engineering Co. Ltd.[1]	44,000	847,209
Honda Motor Co. Ltd.	1,144,000	60,044,657
Hoya Corp.	176,000	18,152,047
Ito En Ltd.[1]	44,000	2,330,675
Itochu Corp.[2]	2,200,000	10,419,989
Itochu Techno-Science Corp.[1]	44,000	1,722,488
Ito-Yokado Co. Ltd.	528,000	21,180,223
JAFCO Co. Ltd.	44,000	2,977,140
Japan Airlines System Corp.[1,2]	880,000	2,628,389
Japan Tobacco Inc.	1,320	14,035,088
JFE Holdings Inc.	880,875	24,394,248
JGC Corp.	440,000	4,219,032
Joyo Bank Ltd.	1,320,000	6,928,230
JS Group Corp.	440,480	8,030,016
JSR Corp.[1]	292,900	6,228,602
Kajima Corp.[1]	1,320,000	5,830,941
Kamigumi Co. Ltd.	440,000	3,602,339
Kanebo Ltd.[1,2]	132,000	1,767,145
Kaneka Corp.	440,000	4,908,028
Kansai Electric Power Co. Inc.	1,100,000	21,371,611
Kao Corp.	880,000	20,499,734
Kawasaki Heavy Industries Ltd.[1]	2,200,000	3,636,364
Kawasaki Kisen Kaisha Ltd.[1]	880,000	5,979,798
Keihin Electric Express Railway Co. Ltd.[1]	440,000	2,764,487
Keio Electric Railway Co. Ltd.	880,000	5,239,766
Keyence Corp.[1]	44,010	10,111,814
Kikkoman Corp.[1]	440,000	4,418,926
Kinden Corp.	440,000	3,287,613
Kintetsu Corp.[1]	2,640,000	8,727,273
Kirin Brewery Co. Ltd.	1,320,000	13,371,611
Kobe Steel Ltd.[1]	5,280,000	8,421,053
Kokuhoku Financial Group Inc.	1,760,000	4,763,424
Komatsu Ltd.	1,320,000	9,811,802
Konami Co. Ltd.[1]	132,000	2,940,989
Konica Minolta Holdings Inc.	660,000	8,293,461
Kubota Corp.	1,760,000	9,424,774
Kuraray Co. Ltd.	440,000	4,057,416
Kyocera Corp.	264,000	19,036,683
Kyowa Hakko Kogyo Co. Ltd.[1]	440,000	3,389,686
Kyushu Electric Power Co. Inc.	616,000	12,206,273
Leopalace21 Corp.	264,000	4,822,967
Mabuchi Motor Co. Ltd.[1]	44,000	3,015,417
Marubeni Corp.	2,200,000	6,422,116
Marui Co. Ltd.	484,000	6,470,175
Matsushita Electric Industrial Co. Ltd.	3,520,868	52,308,483
Meiji Dairies Corp.[1]	440,000	2,687,932
Meiji Seika Kaisha Ltd.[1]	440,000	2,049,973
Meitec Corp.	88,000	3,257,842
Millea Holdings Inc.	2,200	30,409,357
Minebea Co. Ltd.[1]	440,000	1,918,129
Mitsubishi Chemical Corp.	2,640,000	8,395,534
Mitsubishi Corp.	1,760,000	20,686,868
Mitsubishi Electric Corp.	2,640,000	13,014,354
Mitsubishi Estate Co. Ltd.[1]	1,320,000	16,701,754
Mitsubishi Gas Chemical Co. Inc.	440,000	2,075,492
Mitsubishi Heavy Industries Ltd.	4,840,000	13,146,199
Mitsubishi Materials Corp.[1]	1,760,000	4,014,886

44	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2005

Security	Shares	Value
Mitsubishi Rayon Co.	880,000	$3,045,189
Mitsubishi Tokyo Financial Group Inc.	7,040	66,483,785
Mitsui & Co. Ltd.	2,200,000	20,435,938
Mitsui Chemicals Inc.	880,000	5,095,162
Mitsui Engineering & Shipbuilding Co. Ltd.[1]	1,320,000	2,411,483
Mitsui Fudosan Co. Ltd.[1]	1,320,000	16,433,812
Mitsui Mining & Smelting Co.	1,320,000	6,226,475
Mitsui O.S.K. Lines Ltd.	1,760,000	11,006,911
Mitsui Sumitomo Insurance Co. Ltd.	1,760,160	15,465,521
Mitsui Trust Holdings Inc.[1]	880,000	9,322,701
Mitsukoshi Ltd.[1]	880,000	4,491,228
Mizuho Financial Group Inc.	12,320	59,423,711
Murata Manufacturing Co. Ltd.	352,000	18,407,230
Namco Ltd.[1]	159,800	2,035,826
NEC Corp.[1]	2,640,000	15,157,895
NEC Electronics Corp.[1]	44,000	2,228,602
Net One Systems Co. Ltd.[1]	880	3,461,988
NGK Insulators Ltd.[1]	440,000	4,452,951
NGK Spark Plug Co. Ltd.	440,000	4,448,698
Nichirei Corp.[1]	440,000	1,786,284
Nidec Corp.[1]	88,200	9,906,568
Nikko Cordial Corp.	2,200,000	10,398,724
Nikon Corp.[1]	440,000	5,779,904
Nintendo Co. Ltd.	176,000	19,972,355
Nippon Express Co. Ltd.	1,320,000	6,468,899
Nippon Mining Holdings Inc.	1,320,000	6,685,805
Nippon Oil Corp.	2,200,000	15,098,352
Nippon Paper Group Inc.	1,320	5,703,349
Nippon Sheet Glass Co. Ltd.[1]	880,000	3,810,739
Nippon Steel Corp.[1]	9,680,000	23,578,947
Nippon Telegraph & Telephone Corp.	8,360	35,313,131
Nippon Yusen Kabushiki Kaisha	1,760,000	9,782,031
Nishimatsu Construction Co. Ltd.[1]	880,000	3,223,817
Nissan Motor Co. Ltd.	3,872,000	40,982,456
Nisshin Seifun Group Inc.	440,000	4,946,305
Nisshin Steel Co. Ltd.	1,760,000	4,185,008
Nissin Food Products Co. Ltd.	132,000	3,521,531
Nitto Denko Corp.[1]	264,200	14,071,258
NOK Corp.[1]	176,000	5,052,632
Nomura Holdings Inc.	2,640,000	34,730,463
NSK Ltd.[1]	880,000	4,567,783
NTN Corp.[1]	880,000	4,993,089
NTT Data Corp.	2,200	7,591,707
NTT DoCoMo Inc.	30,810	53,605,916
Obayashi Corp.[1]	1,169,000	7,491,634
Oji Paper Co. Ltd.	1,320,000	7,451,356
Oki Electric Industry Co. Ltd.[1],[2]	880,000	3,887,294
Okumura Corp.[1]	440,000	2,768,740
Olympus Corp.	440,000	9,186,603
Omron Corp.[1]	380,900	9,204,485
Onward Kashiyama Co. Ltd.[1]	442,000	6,810,188
Oracle Corp. Japan[1]	44,000	2,207,336
Oriental Land Co. Ltd.	88,000	6,013,822
ORIX Corp.[1]	132,000	17,467,305
Osaka Gas Co. Ltd.	3,080,000	9,318,448
Pioneer Corp.[1]	220,000	4,074,428
Promise Co. Ltd.	154,000	10,851,675
Rakuten Inc.[1],[2]	860	922,720
Rakuten Inc. When Issued[1],[2]	7,740	7,257,068
Resona Holdings Inc.[1],[2]	7,040,000	14,358,320
Ricoh Corp. Ltd.	880,000	15,557,682
Rohm Co. Ltd.	176,000	16,042,531
Sanden Corp.[1]	440,000	2,615,630
Sankyo Co. Ltd.	528,000	11,763,955
Sankyo Co. Ltd. Gunma	88,000	4,763,424
Sanyo Electric Co. Ltd.[1]	2,640,000	8,523,126
Sapporo Breweries Ltd.[1]	880,000	4,082,935
Secom Co. Ltd.	440,000	17,522,594
Sega Sammy Holdings Inc.[1],[2]	132,019	8,511,592
Seiko Epson Corp.[1]	176,800	7,331,419
Seino Transportation Co. Ltd.	440,000	4,142,477
Sekisui Chemical Co. Ltd.	880,000	6,889,952
Sekisui House Ltd.[1]	880,000	10,207,336
Seven-Eleven Japan Co. Ltd.[1]	572,000	17,360,978
Sharp Corp.	1,320,000	20,248,804
Shimano Inc.	176,000	4,865,497
Shimizu Corp.[1]	880,000	4,372,142
Shin-Etsu Chemical Co. Ltd.	528,000	20,925,040
Shinsei Bank Ltd.[1]	880,000	5,333,333
Shionogi & Co. Ltd.	440,000	5,550,239
Shiseido Co. Ltd.	440,000	6,128,655

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2005

Security	Shares	Value
Shizuoka Bank Ltd.	880,000	$8,914,407
Showa Denko K.K.[1]	1,760,000	4,202,020
Showa Shell Sekiyu K.K.	440,000	4,019,139
Skylark Co.[1]	220,000	3,744,817
SMC Corp.	88,000	10,292,398
Softbank Corp.[1]	352,000	16,671,983
Sojitz Holdings Corp.[1,2]	440,000	1,871,345
Sompo Japan Insurance Inc.	1,320,000	12,963,317
Sony Corp.[1]	1,452,000	53,894,737
Stanley Electric Co. Ltd.[1]	292,900	4,476,100
Sumitomo Chemical Co. Ltd.[1]	1,760,000	9,118,554
Sumitomo Corp.	1,320,000	11,330,143
Sumitomo Electric Industries Ltd.	1,322,000	14,465,265
Sumitomo Metal Industries Ltd.	6,160,000	9,288,676
Sumitomo Metal Mining Co. Ltd.[1]	880,000	6,056,353
Sumitomo Mitsui Financial Group Inc.[1]	6,160	43,228,070
Sumitomo Osaka Cement Co. Ltd.[1]	880,000	2,186,071
Sumitomo Realty & Development Co. Ltd.	440,000	6,158,426
Sumitomo Trust & Banking Co. Ltd. (The)	1,760,000	11,959,596
Suruga Bank Ltd. (The)[1]	440,000	3,632,111
Suzuken Co. Ltd.[1]	98,440	2,616,693
T&D Holdings Inc.[2]	230,950	10,849,326
Taiheiyo Cement Corp.[1]	1,320,000	3,470,494
Taisei Corp.[1]	1,320,000	5,154,705
Taisho Pharmaceutical Co. Ltd.	440,000	9,250,399
Taiyo Nippon Sanso Corp.	440,000	2,692,185
Taiyo Yuden Co. Ltd.[1]	440,000	4,665,603
Takara Holdings Inc.[1]	440,000	3,768,208
Takashimaya Co. Ltd.[1]	440,000	4,227,538
Takeda Pharmaceutical Co. Ltd.	1,364,000	64,867,624
Takefuji Corp.	117,230	8,226,667
TDK Corp.	176,000	12,248,804
Teijin Ltd.[1]	1,320,000	5,473,684
Teikoku Oil Co. Ltd.	880,000	5,528,974
Terumo Corp.	264,000	7,642,743
THK Co. Ltd.[1]	176,000	3,513,025
TIS Inc.[1]	88,000	3,904,306
Tobu Railway Co. Ltd.[1]	1,320,000	5,205,742
Toda Corp.	440,000	2,279,639
Toho Co. Ltd.	352,000	5,641,255
Tohoku Electric Power Co. Inc.[1]	704,000	12,534,609
Tokyo Broadcasting System	146,500	2,446,977
Tokyo Electric Power Co. Inc. (The)	1,760,000	42,020,202
Tokyo Electron Ltd.	264,000	15,413,078
Tokyo Gas Co. Ltd.[1]	4,400,000	18,203,083
Tokyu Corp.	1,760,000	9,713,982
TonenGeneral Sekiyu K.K.[1]	880,000	8,182,882
Toppan Printing Co. Ltd.	880,000	9,441,786
Toray Industries Inc.[1]	1,760,000	8,216,906
Toshiba Corp.[1]	4,400,000	17,820,308
Tosoh Corp.	880,000	4,040,404
TOTO Ltd.[1]	440,000	4,002,126
Toyo Seikan Kaisha Ltd.[1]	440,000	8,506,114
Toyobo Co. Ltd.	880,000	2,177,565
Toyoda Gosei Co. Ltd.[1]	88,000	1,743,753
Toyota Industries Corp.	484,000	11,719,298
Toyota Motor Corp.	4,444,000	173,112,174
Trend Micro Inc.[2]	220,000	9,888,357
Ube Industries Ltd.[1,2]	1,320,000	2,411,483
UFJ Holdings Inc.[2]	6,162	36,868,957
Uni-Charm Corp.	88,000	3,972,355
Uny Co. Ltd.[1]	442,000	5,190,953
USS Co. Ltd.[1]	61,600	5,102,818
West Japan Railway Co.	3,080	12,176,502
World Co. Ltd.	88,000	3,206,805
Yahoo! Japan Corp.[2]	2,640	13,397,129
Yamada Denki Co. Ltd.[1]	132,000	5,562,998
Yamaha Corp.	248,700	3,800,635
Yamaha Motor Co. Ltd.[1]	442,000	7,267,334
Yamanouchi Pharmaceutical Co. Ltd.	484,000	17,637,427
Yamato Transport Co. Ltd.	880,000	13,192,983
Yokogawa Electric Corp.[1]	440,000	5,822,435

		2,999,711,808

NETHERLANDS – 4.87%
ABN AMRO Holding NV	2,448,600	66,263,274
Aegon NV	2,138,840	28,996,083
Akzo Nobel NV1	411,117	17,165,247
ASML Holding NV1,2	785,231	12,825,556
DSM NV	128,480	7,983,777

46	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2005

Security	Shares	Value
Euronext NV1	177,320	$5,649,196
Hagemeyer NV1,2	917,400	2,224,331
Heineken NV1	387,779	13,274,149
IHC Caland NV	119,240	7,524,623
ING Groep NV	2,814,034	80,994,607
Koninklijke Ahold NV2	2,418,240	19,954,038
Koninklijke KPN NV	3,128,840	30,059,278
Koninklijke Philips Electronics NV	2,049,185	53,584,575
QIAGEN NV1,2	238,480	2,552,248
Reed Elsevier NV	1,093,400	14,751,871
Royal Dutch Petroleum Co.[1]	3,326,840	193,200,087
Royal Numico NV1,2	233,662	8,948,857
TNT Post Group NV	596,200	16,351,794
Unilever NV CVA[1]	883,080	57,556,947
Vedior NV1	265,760	4,714,932
VNU NV1	344,962	10,077,221
Wereldhave NV	73,920	7,612,315
Wolters Kluwer NV CVA	465,314	8,388,726

		670,653,732

PORTUGAL – 0.53%
Banco Comercial Portugues SA Class R1	3,885,717	10,738,280
Banco Espirito Santo e Comercial de Lisboa SA	528,880	9,093,470
Brisa-Auto Estradas de Portugal SA1	1,281,073	11,990,189
Energias de Portugal SA	4,355,558	12,831,574
Portugal Telecom SGPS SA1	1,737,560	21,517,465
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	96,398	2,516,962
Sonae SGPS SA	3,138,527	4,786,735

		73,474,675

SINGAPORE – 0.89%
Capitaland Ltd.[1]	3,520,000	4,925,333
Chartered Semiconductor Manufacturing Ltd.[1,2]	2,200,000	1,357,693
City Developments Ltd.[1]	1,320,000	5,524,869
ComfortDelGro Corp. Ltd.	3,080,000	2,822,926
Creative Technology Ltd.[1]	110,000	1,492,118
DBS Group Holdings Ltd.	1,529,000	14,761,212
Fraser & Neave Ltd.	440,030	4,490,102
Haw Par Corp. Ltd.	464,775	1,434,140
Keppel Corp. Ltd.[1]	880,000	4,946,841
Neptune Orient Lines Ltd.	3,268,000	6,789,197
Oversea-Chinese Banking Corp. Ltd.	1,760,000	14,732,983
SembCorp Industries Ltd.	3,080,000	3,481,608
Singapore Airlines Ltd.	729,000	5,211,597
Singapore Press Holdings Ltd.	1,856,750	5,059,944
Singapore Technologies Engineering Ltd.	4,400,000	6,452,401
Singapore Telecommunications Ltd.[1]	9,771,720	15,225,398
STATS ChipPAC Ltd.[2]	2,640,000	1,500,183
United Overseas Bank Ltd.	2,200,000	18,685,079
Venture Corp. Ltd.	440,000	4,220,946

		123,114,570

SPAIN – 4.08%
Abertis Infraestructuras SA1	544,520	12,343,579
Acciona SA1	68,200	5,983,112
Acerinox SA1	417,120	6,350,845
Actividades de Construcciones y Servicios SA1	454,251	11,386,831
Altadis SA1	475,201	20,739,128
Amadeus Global Travel Distribution SA Class A	608,520	5,735,098
Antena 3 Television SA2	50,600	3,875,128
Banco Bilbao Vizcaya Argentaria SA1	5,224,560	87,991,339
Banco Popular Espanol SA1	255,640	16,961,892
Banco Santander Central Hispano SA1	9,067,080	107,674,662
Cintra Concesiones de Infraestructuras de Transporte SA2	308,000	3,653,590
Endesa SA1	1,509,200	34,369,039
Gas Natural SDG SA1	311,970	9,019,907
Grupo Ferrovial SA1	120,560	7,210,317
Iberdrola SA1	1,242,560	30,775,043
Industria de Diseno Textil SA1	370,480	10,489,440
Promotora de Informaciones SA1	216,040	4,204,571
Repsol YPF SA1	1,591,480	40,661,646
Sogecable SA1,2	71,280	2,815,386
Telefonica SA	6,961,680	126,685,576
Union Fenosa SA1	376,200	10,141,379
Zeltia SA1	289,960	2,067,536

		561,135,044

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2005

Security	Shares	Value
SWEDEN – 2.47%
ASSA Abloy AB Class B1	529,484	$8,374,254
Atlas Copco AB Class A1	188,911	8,801,146
Atlas Copco AB Class B	132,000	5,686,846
Electrolux AB Class B1	471,531	10,056,052
Eniro AB1	317,839	3,173,090
Hennes & Mauritz AB Class B1	770,093	25,406,516
Hoganas AB Class B1	88,000	2,267,181
Holmen AB Class B1	75,680	2,523,876
Lundin Petroleum AB1,2	607,200	3,858,742
Modern Times Group AB Class B1,2	88,000	2,342,754
Nordea AB1	3,536,720	32,777,171
Oriflame Cosmetics SA2	46,247	1,108,739
Sandvik AB1	388,080	15,830,591
Scania AB Class B1	189,029	7,507,968
Securitas AB Class B1	523,600	8,281,193
Skandia Forsakrings AB1	1,819,400	9,426,875
Skandinaviska Enskilda Banken AB Class A1	880,000	15,681,335
Skanska AB Class B1	715,000	8,289,380
SKF AB Class B1	132,000	6,074,156
SSAB Svenskt Stal AB Series A1	204,160	4,879,981
Svenska Cellulosa AB Class B1	268,840	10,293,159
Svenska Handelsbanken AB Class A1	925,760	21,929,434
Swedish Match AB1	828,520	9,961,238
Tele2 AB Class B1	165,000	5,644,336
Telefonaktiebolaget LM Ericsson Class B1,2	22,582,560	66,261,009
TeliaSonera AB1	2,713,982	15,382,721
Trelleborg AB Class B1	320,320	5,157,837
Volvo AB Class A1	187,565	7,329,012
Volvo AB Class B1	379,720	15,408,045

		339,714,637

SWITZERLAND – 6.91%
ABB Ltd.[2]	3,021,056	16,624,069
Adecco SA	193,714	10,040,204
Ciba Specialty Chemicals AG1,2	132,880	9,604,032
Clariant AG Registered	416,240	6,829,348
Compagnie Financiere Richemont AG	827,910	25,913,548
Credit Suisse Group[1,2]	1,825,560	73,498,566
Geberit AG Registered	7,682	5,720,295
Givaudan SA Registered	13,640	8,607,488
Holcim Ltd.[1]	308,000	19,241,902
Kudelski SA Bearer[2]	50,207	1,945,336
Kuoni Reisen Holding AG	8,086	3,435,785
Logitech International SA Registered[1,2]	82,322	5,039,062
Lonza Group AG Registered[1]	84,480	5,203,144
Micronas Semiconductor Holdings AG2	71,052	3,198,386
Nestle SA	636,240	167,023,037
Nobel Biocare Holding AG (Sweden Shares)[1]	32,736	5,744,432
Novartis AG	3,685,880	176,773,378
Roche Holding AG Genusschein	1,091,200	116,235,524
Serono SA	10,594	6,556,068
Societe Generale de Surveillance Holding SA1	6,776	4,791,946
Sulzer AG Registered	7,652	3,045,348
Swatch Group (The) AG Class B1	63,905	8,931,107
Swatch Group (The) AG Registered	178,652	5,028,111
Swiss Re	526,240	35,997,738
Swisscom AG1	45,596	17,244,764
Syngenta AG2	178,200	19,176,929
Synthes Inc.[2]	77,265	8,854,432
UBS AG Registered	1,709,030	138,692,422
Unaxis Holding AG Class R	32,120	3,526,849
Zurich Financial Services AG2	231,880	38,571,877

		951,095,127

UNITED KINGDOM – 25.46%
Aegis Group PLC	1,646,480	3,260,697
Aggreko PLC	386,320	1,189,502
AMEC PLC	446,160	2,636,006
AMVESCAP PLC	1,305,040	8,565,797
Anglo American PLC	2,306,040	53,584,880
ARM Holdings PLC[1]	1,821,160	3,374,779
Associated British Ports Holdings PLC	502,040	4,395,972
AstraZeneca PLC	2,564,320	96,247,623
Aviva PLC	3,509,440	42,031,633
BAA PLC	1,676,916	19,736,067
BAE Systems PLC	5,029,275	23,287,432
Balfour Beatty PLC	810,480	5,013,960
Barclays PLC[3]	10,041,240	110,223,716
Barratt Developments PLC	455,400	5,222,294

48	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2005

Security	Shares	Value
BBA Group PLC	692,560	$4,219,147
Berkeley Group Holdings PLC	253,880	3,979,186
BG Group PLC	6,071,165	41,423,357
BHP Billiton PLC	3,884,760	48,138,691
BOC Group PLC	728,916	13,500,619
Boots Group PLC	1,262,360	15,868,946
BP PLC	33,983,840	335,226,895
BPB PLC	887,920	8,670,790
Brambles Industries PLC	1,224,960	6,342,040
British Airways PLC[2]	989,120	4,957,777
British American Tobacco PLC	2,484,680	43,114,465
British Land Co. PLC	936,910	15,214,782
British Sky Broadcasting Group PLC	1,831,720	19,519,660
BT Group PLC	13,420,000	52,647,841
Bunzl PLC	868,560	7,265,377
Cable & Wireless PLC	3,819,200	8,860,174
Cadbury Schweppes PLC	3,218,869	28,868,122
Capita Group PLC	1,137,840	7,693,697
Carnival PLC	286,195	17,186,990
Centrica PLC	5,907,104	25,987,289
Close Brothers Group PLC	228,360	3,449,986
Cobham PLC	349,483	8,806,376
Compass Group PLC	3,649,889	16,590,574
Cookson Group PLC[2]	3,472,920	2,341,723
Corus Group PLC[2]	6,969,600	7,065,632
Daily Mail and General Trust PLC Class A	561,000	7,538,978
De La Rue PLC	339,680	2,404,116
Diageo PLC	4,748,920	64,803,446
Dixons Group PLC[1]	3,326,400	9,944,168
Electrocomponents PLC	759,880	4,328,293
EMAP PLC	416,240	6,680,948
EMI Group PLC	1,412,840	7,054,946
Enterprise Inns PLC	697,074	9,801,471
Exel PLC	386,760	5,843,039
FirstGroup PLC	840,400	5,837,051
FKI PLC	1,030,040	2,447,876
Friends Provident PLC	3,414,400	10,287,740
George Wimpey PLC	867,240	6,853,589
GKN PLC	1,224,960	5,620,041
GlaxoSmithKline PLC	9,015,160	199,791,046
Great Portland Estates PLC	523,727	3,299,257
Group 4 Securicor PLC[2]	1,968,120	4,974,175
GUS PLC	1,594,120	28,984,296
Hammerson PLC	490,600	7,842,093
Hanson PLC	1,316,920	12,301,231
Hays PLC	2,694,396	6,314,261
HBOS PLC	6,081,680	97,099,109
Hilton Group PLC	2,706,880	15,086,594
HSBC Holdings PLC	17,008,640	281,822,764
ICAP PLC	1,001,440	5,392,570
IMI PLC	718,520	5,515,666
Imperial Chemical Industries PLC	2,029,280	9,032,723
Imperial Tobacco Group PLC	1,169,520	30,705,177
InterContinental Hotels Group PLC	1,130,309	14,230,271
International Power PLC[2]	2,553,529	8,091,235
ITV PLC	6,746,192	14,855,262
J Sainsbury PLC	2,283,755	12,189,915
Johnson Matthey PLC	415,800	7,830,640
Kelda Group PLC	638,000	7,250,074
Kesa Electricals PLC	908,621	5,475,431
Kidde PLC	1,489,840	4,629,454
Kingfisher PLC	3,720,645	21,403,401
Land Securities Group PLC	816,660	21,209,964
Legal & General Group PLC	10,079,520	21,862,630
Lloyds TSB Group PLC[1]	8,810,560	82,464,826
LogicaCMG PLC	1,311,200	4,364,941
Man Group PLC	462,880	11,873,316
Marconi Corp. PLC[2]	365,680	4,345,167
Marks & Spencer Group PLC	2,776,840	18,907,007
MFI Furniture Group PLC	1,538,240	3,880,455
Misys PLC	837,760	3,405,113
Mitchells & Butlers PLC	1,083,720	6,648,124
National Express Group PLC	317,240	5,388,109
National Grid Transco PLC	4,651,240	45,289,083
Next PLC	418,979	12,414,612
Novar PLC	1,276,000	4,572,661
Pearson PLC	1,250,480	14,528,547
Persimmon PLC	515,680	6,993,167
Pilkington PLC	2,204,840	4,948,673
Provident Financial PLC	503,800	6,556,499
Prudential Corp. PLC	3,622,960	31,433,018
Punch Taverns PLC	542,080	6,845,082
Rank Group PLC	1,165,560	5,891,612
Reckitt Benckiser PLC	897,160	26,684,945

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2005

Security	Shares	Value
Reed International PLC	2,003,380	$18,231,624
Rentokil Initial PLC	3,005,640	8,616,785
Reuters Group PLC	2,289,760	17,199,288
Rexam PLC	918,820	7,880,756
Rio Tinto PLC	1,667,160	51,883,103
RMC Group PLC	426,288	6,802,024
Rolls-Royce Group PLC[2]	2,662,637	13,107,419
Royal & Sun Alliance Insurance Group PLC	5,079,800	8,215,717
Royal Bank of Scotland Group PLC	4,832,960	160,523,002
SABMiller PLC	1,319,560	20,246,568
Sage Group PLC	2,151,600	8,014,812
Scottish & Newcastle PLC	1,403,600	11,588,687
Scottish & Southern Energy PLC	1,320,000	22,145,454
Scottish Power PLC	2,846,961	22,633,088
Serco Group PLC	804,320	3,773,607
Severn Trent PLC	544,532	9,469,325
Shell Transport & Trading Co. PLC	15,314,200	133,877,862
Signet Group PLC	2,836,240	5,937,870
Slough Estates PLC	831,160	8,014,615
Smith & Nephew PLC	1,466,628	14,356,615
Smiths Group PLC	932,800	14,804,965
SSL International PLC	531,520	3,308,250
Stagecoach Group PLC	1,270,721	2,816,131
Tate & Lyle PLC	781,440	6,485,046
Taylor Woodrow PLC	1,204,720	6,509,917
Tesco PLC	11,940,358	69,420,086
3i Group PLC	977,818	12,891,398
Tomkins PLC	1,337,600	6,824,302
Trinity Mirror PLC	607,640	7,793,275
Unilever PLC	4,325,640	41,119,292
United Business Media PLC	531,520	5,423,524
United Utilities PLC[1]	949,080	11,465,333
Vodafone Group PLC	102,616,360	265,156,262
Whitebread PLC	553,960	9,204,899
William Hill PLC	861,080	9,427,802
Wolseley PLC	973,520	20,170,175
WPP Group PLC	1,757,800	19,146,357
Yell Group PLC	1,140,920	9,844,893

		3,504,110,520

TOTAL COMMON STOCKS (Cost: $11,672,558,627 )		13,698,390,520

Security	Shares or Principal	Value

PREFERRED STOCKS – 0.28%

GERMANY – 0.24%
Fresenius Medical Care AG1	66,000	$3,837,130
Henkel KGaA[1]	115,280	10,338,799
Porsche AG1	13,640	8,887,011
Prosieben Satellite Media AG1	176,176	3,240,421
Volkswagen AG1	183,920	6,585,903

		32,889,264

ITALY – 0.04%
Banca Intesa SpA[1]	1,363,255	5,633,315

		5,633,315

TOTAL PREFERRED STOCKS (Cost: $32,098,397 )		38,522,579

SHORT-TERM INVESTMENTS – 25.04%

COMMERCIAL PAPER[4] – 4.06%
Bryant Park Funding LLC 2.50%, 03/16/05	1,890,976	1,885,329
Chariot Funding LLC 2.49% - 2.50%, 02/17/05 - 02/22/05	14,828,086	14,809,001
Corporate Asset Funding 2.21% - 2.26%, 02/03/05 - 02/07/05	33,092,074	33,084,488
CRC Funding LLC 2.21%, 02/07/05	4,727,439	4,725,702
DEPFA Bank PLC 2.28%, 05/03/05	9,454,878	9,400,506
Edison Asset Securitization 2.26%, 05/04/05	23,637,196	23,500,678
Falcon Asset Securitization Corp. 2.30% - 2.49%, 02/02/05 - 02/22/05	37,819,513	37,790,839
Ford Credit Auto Receivables 2.28%, 04/27/05	14,182,317	14,105,969
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	23,637,196	23,580,708
Fortis Funding LLC 2.35%, 05/09/05	26,473,659	26,306,030

50	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2005

Security	Principal	Value
General Electric Capital Corp. 2.24% - 2.74%, 02/01/05 - 07/07/05	$122,913,418	$122,797,627
Giro Funding US Corp. 2.20% - 2.33%, 02/02/05 - 02/08/05	19,954,142	19,948,737
Grampian Funding LLC 2.27% - 2.49%, 02/01/05 - 03/23/05	23,637,196	23,604,498
Jupiter Securitization Corp. 2.30%, 02/01/05	9,454,878	9,454,878
Liberty Street Funding Corp. 2.30% - 2.50%, 02/01/05 - 02/25/05	15,127,805	15,119,620
Moat Funding LLC 2.50%, 03/23/05	3,781,951	3,768,820
Mortgage Interest Networking Trust 2.24%, 02/01/05	12,291,342	12,291,342
Nationwide Building Society 2.21%, 02/10/05	18,909,757	18,899,309
New Center Asset Trust 2.25%, 02/02/05	17,775,171	17,774,060
Nordea North America Inc. 2.74%, 07/11/05	9,454,878	9,339,739
Park Granada LLC 2.55%, 03/21/05	3,781,951	3,769,093
Preferred Receivables Funding Corp. 2.30%, 02/02/05	9,454,878	9,454,274
Santander Central Hispano 2.75%, 07/08/05	23,637,196	23,354,229
Scaldis Capital LLC 2.49% - 2.75%, 02/25/05 - 07/08/05	42,552,247	42,432,707
Solitaire Funding Ltd. 2.28%, 02/02/05	12,054,213	12,053,450
Thames Asset Global Securitization No. 1 Inc. 2.48% - 2.49%, 02/22/05	18,618,924	18,591,935
Windmill Funding Corp. 2.55%, 03/08/05	6,618,415	6,602,007

		558,445,575

FLOATING RATE NOTES[4] – 9.91%
American Express Centurion Bank 2.48%, 01/24/06	28,364,635	28,364,635
American Express Credit Corp. 2.56%, 10/26/05	37,819,513	37,833,415
Bank of Nova Scotia 2.32% - 2.45%, 09/26/05 - 01/03/06	12,291,342	12,287,834
Beta Finance Inc. 2.33% - 2.66%, 03/15/05 - 10/27/05[5]	70,911,587	70,918,186
Canadian Imperial Bank of Commerce 2.37% - 2.52%, 09/13/05 - 12/14/05	64,293,172	64,279,054
Cancara Asset Securitisation LLC 2.44%, 02/15/05	33,470,269	33,470,269
CC USA Inc. 2.33% - 2.66%, 05/04/05 - 07/29/05[5]	37,819,513	37,815,785
Commodore CDO Ltd. 2.55%, 12/12/05	4,727,439	4,727,439
Den Danske Bank NY 2.37% - 2.47%, 08/12/05 - 10/17/05	56,729,270	56,719,095
DEPFA Bank PLC 2.47%, 12/15/05	18,909,757	18,909,757
Dorada Finance Inc. 2.66%, 07/29/05[5]	15,695,098	15,692,796
Fairway Finance LLC 2.40%, 03/14/05	18,909,757	18,909,757
Fifth Third Bancorp 2.48%, 02/23/06[5]	37,819,513	37,819,513
Five Finance Inc. 2.53%, 04/29/05[5]	15,127,805	15,127,445
General Electric Capital Corp. 2.52%, 02/09/06	8,509,390	8,522,093
General Electric Commercial Equipment Financing LLC 2.46%, 11/20/05	9,311,393	9,311,393
Hartford Life Global Funding Trust 2.53%, 02/15/06	18,909,757	18,909,757

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2005

Security	Principal	Value
HBOS Treasury Services PLC 2.38% - 2.55%, 01/10/06 - 01/24/06	$56,729,270	$56,729,271
K2 USA LLC 2.38% - 2.65%, 06/10/05 - 10/20/05[5]	66,184,148	66,180,591
Leafs LLC 2.50%, 01/20/06	14,182,317	14,182,318
Links Finance LLC 2.43% - 2.72%, 04/15/05 - 02/06/06[5]	77,530,002	77,551,965
National City Bank (Ohio) 2.35% - 2.45%, 06/10/05 - 08/09/05	47,274,391	47,270,305
Nationwide Building Society 2.40% - 2.58%, 01/06/06 - 01/27/06[5]	69,966,099	69,982,177
Norddeutsche Landesbank 2.63%, 07/27/05	18,909,757	18,906,547
Northern Rock PLC 2.45% - 2.50%, 10/25/05 - 02/03/06[5]	56,729,270	56,729,270
Permanent Financing PLC 2.37% - 2.40%, 03/10/05 - 09/12/05	51,056,343	51,056,343
Sedna Finance Inc. 2.45%, 01/10/06 - 01/17/06[5]	10,400,366	10,398,148
Sigma Finance Inc. 2.35% - 2.66%, 08/17/05 - 01/09/06[5]	96,439,758	96,445,180
Tango Finance Corp. 2.24% - 2.50%, 02/25/05 - 09/15/05[5]	68,774,785	68,771,768
Wachovia Asset Securitization Inc. 2.52%, 02/25/05	56,729,270	56,729,270
WhistleJacket Capital LLC 2.39% - 2.46%, 06/15/05 - 01/17/06[5]	66,184,148	66,177,716
White Pine Finance LLC 2.29% - 2.57%, 03/29/05 - 01/13/06[5]	103,436,368	103,427,540

Security	Shares or Principal	Value
Winston Funding Ltd. 2.75%, 04/25/055	$13,501,566	$13,501,566

		1,363,658,198

MEDIUM-TERM NOTES[4] – 0.26%
CC USA Inc. 1.29% - 1.51%, 02/15/05 - 04/15/05[5]	31,201,098	31,201,454
WhistleJacket Capital LLC 1.32%, 02/04/05[5]	4,727,439	4,727,431

		35,928,885

MONEY MARKET FUNDS[4] – 3.40%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3]	75,639,026	75,639,026
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3]	193,216,020	193,216,020
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3]	189,097,565	189,097,565
BlackRock Temp Cash Money Market Fund	3,526,525	3,526,525
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	7,135,131	7,135,131

		468,614,267

REPURCHASE AGREEMENTS[4] – 4.12%
Bank of America N.A. 2.51%, 02/01/05[6]	$189,097,565	189,097,565
Goldman Sachs & Co. 2.50%, 02/01/05[6]	189,097,565	189,097,565
Merrill Lynch Government Securities Inc. 2.50%, 02/01/05[6]	189,097,565	189,097,565

		567,292,695

TIME DEPOSITS[4] – 2.92%
Abbey National Treasury Services PLC 1.33% - 1.39%, 02/02/05 - 04/08/05	32,146,586	32,146,173

52	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2005

Security	Principal	Value
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	$28,364,635	$28,364,732
BNP Paribas (New York) 2.78%, 07/11/05	18,909,757	18,909,757
First Tennessee Bank 2.31%, 02/03/05	18,909,757	18,909,757
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	31,012,001	31,011,806
Natexis Banques 2.32% - 2.50%, 02/02/05 - 03/22/05	18,909,757	18,909,758
National City Bank (Ohio) 2.50%, 02/01/05	25,329,098	25,329,098
Norddeutsche Landesbank 2.11%, 06/07/05	18,909,757	18,908,461
Royal Bank of Scotland 2.54%, 03/22/05	4,727,439	4,727,439
Societe Generale 2.51%, 02/01/05	18,909,757	18,909,757
Toronto-Dominion Bank 1.22% - 2.66%, 02/10/05 - 11/09/05	83,202,929	83,198,526
UBS Finance (Connecticut) 2.67%, 11/09/05	7,563,903	7,563,328
Washington Mutual Bank 2.27% - 2.35%, 02/02/05	47,274,391	47,274,384
Wells Fargo Bank N.A. 2.53%, 02/01/05 - 03/22/05	47,274,391	47,274,392

		401,437,368

U.S. GOVERNMENT AGENCY NOTES[4] – 0.37%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	22,663,910	22,608,199
Federal National Mortgage Association 2.33%, 07/22/05	$28,364,635	28,051,383

		50,659,582

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,446,036,570)		3,446,036,570

TOTAL INVESTMENTS IN SECURITIES – 124.85% (Cost: $15,150,693,594)		17,182,949,669
Other Assets, Less Liabilities – (24.85%)		(3,419,682,204)

NET ASSETS – 100.00%		$13,763,267,465

ADR - American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 4.
[2]	Non-income earning security.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	All or a portion of these securities represent an investment of securities lending collateral. See Note 4.
[5]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.21%
ADVO Inc.	12	$441
Catalina Marketing Corp.	20	514
Donnelley (R.H.) Corp.[1]	12	710
Getty Images Inc.[1,2]	18	1,255
Harte-Hanks Inc.	22	582
Interpublic Group of Companies Inc.[1]	172	2,245
Omnicom Group Inc.	75	6,367
Publicis Groupe ADR	52	1,632
SITEL Corp[1]	22	53

		13,799

AEROSPACE & DEFENSE – 1.23%
AAR Corp.[1]	12	140
Alliant Techsystems Inc.[1]	16	1,065
Armor Holdings Inc.[1,2]	10	440
Boeing Co. (The)	293	14,826
CAE Inc.	102	410
Curtiss-Wright Corp.	4	205
Curtiss-Wright Corp. Class B	2	100
DRS Technologies Inc.[1]	10	406
Ducommun Inc.[1]	4	84
EDO Corp.	6	192
Esterline Technologies Corp.[1]	8	240
GenCorp Inc.	16	297
General Dynamics Corp.	68	7,021
Goodrich (B.F.) Co.	48	1,646
L-3 Communications Holdings Inc.	47	3,356
Lockheed Martin Corp.	148	8,556
Moog Inc. Class A1	8	348
Northrop Grumman Corp.	144	7,471
Orbital Sciences Corp.[1,2]	20	203
Raytheon Co.	172	6,433
Rockwell Collins Inc.	68	2,917
Sequa Corp. Class A1	2	117
Teledyne Technologies Inc.[1]	12	361
Titan Corp. (The)[1]	38	638
Triumph Group Inc.[1]	6	213
United Defense Industries Inc.[1]	20	959
United Industrial Corp.	4	135
United Technologies Corp.	207	20,841

		79,620

AGRICULTURE – 1.26%
Altria Group Inc.	822	52,468
Bunge Ltd.	42	2,375
Delta & Pine Land Co.	14	412
DIMON Inc.	18	119
Gallaher Group PLC ADR	64	3,763
Imperial Tobacco Group ADR	147	7,820
Loews Corp. - Carolina Group	44	1,381
Monsanto Co.	109	5,900
Reynolds American Inc.	34	2,734
Standard Commercial Corp.	6	115
Tejon Ranch Co.[1]	4	173
Universal Corp.	10	473
UST Inc.	65	3,293
Vector Group Ltd.[2]	9	146

		81,172

AIRLINES – 0.14%
Air France ADR	54	983
AirTran Holdings Inc.[1,2]	34	290
Alaska Air Group Inc.[1]	12	357
AMR Corp.[1,2]	66	568
British Airways PLC ADR[1]	22	1,105
China Eastern Airlines Corp. Ltd. ADR[1]	6	123
China Southern Airlines Co. Ltd. ADR[1]	10	182
Continental Airlines Inc. Class B1,2	28	292
ExpressJet Holdings Inc.[1]	10	110
KLM Royal Dutch Airlines ADR[1,3]	27	339
LAN Airlines SA ADR	16	568
Southwest Airlines Co.	294	4,257

		9,174

APPAREL – 0.34%
Benetton Group SpA ADR	12	312
Coach Inc.[1]	76	4,264
Gildan Activewear Inc.[1]	8	293
Hartmarx Corp.[1]	14	120
Jones Apparel Group Inc.	52	1,749
Kellwood Co.	12	347
Liz Claiborne Inc.	46	1,929
Nike Inc. Class B	72	6,237
Oxford Industries Inc.	6	223
Phillips-Van Heusen Corp.	10	272

54	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Polo Ralph Lauren Corp.	22	$857
Quiksilver Inc.[1]	22	657
Reebok International Ltd.[2]	20	891
Russell Corp.	12	216
Skechers U.S.A. Inc. Class A1	8	117
Stride Rite Corp.	16	196
Timberland Co. Class A1	8	526
Tommy Hilfiger Corp.[1]	41	403
VF Corp.	36	1,913
Wolverine World Wide Inc.	16	503

		22,025

AUTO MANUFACTURERS – 1.64%
DaimlerChrysler AG2	338	15,382
Fiat SpA ADR[1]	230	1,904
Ford Motor Co.	726	9,561
General Motors Corp.[2]	190	6,994
Honda Motor Co. Ltd. ADR	762	20,002
Navistar International Corp.[1]	26	1,012
Oshkosh Truck Corp.	14	1,027
Titan International Inc.[2]	6	85
Toyota Motor Corp. ADR	630	49,260
Wabash National Corp.[1]	27	685

		105,912

AUTO PARTS & EQUIPMENT – 0.29%
American Axle & Manufacturing Holdings Inc.	12	322
ArvinMeritor Inc.	28	533
Autoliv Inc.	40	1,886
Bandag Inc. Class A	2	88
BorgWarner Inc.	24	1,289
China Yuchai International Ltd.[1]	10	102
Cooper Tire & Rubber Co.	30	648
Dana Corp.	62	984
Delphi Corp.	204	1,548
Goodyear Tire & Rubber Co. (The)[1,2]	72	1,112
Johnson Controls Inc.	78	4,614
Lear Corp.	28	1,512
Magna International Inc. Class A	40	3,030
Raytech Corp.[1]	156	303
Standard Motor Products Inc.	6	76
Superior Industries International Inc.[2]	8	201
Tenneco Automotive Inc.[1]	16	258
TRW Automotive Holdings Corp.[1]	10	199
Visteon Corp.	52	386

		19,091

BANKS – 11.09%
ABN AMRO Holding NV ADR[2]	686	18,591
Allied Irish Banks PLC ADR	174	6,925
AmSouth Bancorp	144	3,591
Assurant Inc.	38	1,236
Australia & New Zealand Banking Group Ltd. ADR	148	11,862
Banco Bilbao Vizcaya Argentaria SA ADR[2]	1,400	23,618
Banco de Chile ADR	7	246
Banco Latinoamericano de Exportaciones SA	12	264
Banco Santander Central Hispano SA ADR	2,488	29,433
Banco Santander Chile SA ADR	26	841
BancorpSouth Inc.	30	654
Bank of America Corp.	1,637	75,908
Bank of Hawaii Corp.	22	1,054
Bank of Ireland ADR	94	6,012
Bank of Montreal	206	9,171
Bank of New York Co. Inc. (The)	320	9,507
Bank of Nova Scotia	416	13,266
Banknorth Group Inc.	68	2,438
Barclays PLC ADR[4]	649	28,653
BB&T Corp.	225	8,881
BBVA Banco Frances SA ADR	10	72
Canadian Imperial Bank of Commerce	152	8,386
Capitol Bancorp Ltd.	4	130
Central Pacific Financial Corp.	19	697
Chittenden Corp.[2]	20	542
City National Corp.	18	1,256
Colonial BancGroup Inc. (The)	52	1,049
Comerica Inc.	66	3,819
Commerce Bancorp Inc.[2]	32	1,841
Community Bank System Inc.	12	286
Credicorp Ltd.	14	248
Credit Suisse Group PLC ADR	492	19,842

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Cullen/Frost Bankers Inc.	22	$1,033
Deutsche Bank AG2	221	18,783
First BanCorp (Puerto Rico)	16	865
First Commonwealth Financial Corp.	24	344
First Horizon National Corp.[2]	52	2,214
First Marblehead Corp. (The)[1]	14	901
First Republic Bank	6	303
FNB Corp. (Pennsylvania)[2]	20	396
Fremont General Corp.	28	686
Genworth Financial Inc. Class A	59	1,565
HDFC Bank Ltd. ADR	40	1,780
Hibernia Corp. Class A	64	1,684
Hong Kong & Shanghai Banking ADR	901	74,810
Hudson United Bancorp	18	662
ICICI Bank Ltd. ADR	124	2,439
Irwin Financial Corp.[2]	8	196
KeyCorp	172	5,748
Kookmin Bank ADR[1]	126	5,468
Lloyds TSB Group PLC ADR	575	21,718
M&T Bank Corp.	37	3,787
Marshall & Ilsley Corp.	86	3,682
Mellon Financial Corp.	178	5,224
Mitsubishi Tokyo Financial Group Inc. ADR	2,662	25,342
National Australia Bank Ltd. ADR[2]	124	14,235
National Bank of Greece SA ADR	631	4,335
National City Corp.	240	8,532
North Fork Bancorp Inc.	181	5,195
Old National Bancorp	29	631
Oriental Financial Group Inc.	6	169
PNC Financial Services Group	118	6,357
R&G Financial Corp. Class B	12	442
Regions Financial Corp.	190	6,080
Royal Bank of Canada	270	13,708
Sanpaolo IMI SpA ADR[2]	222	6,203
State Street Corp.	138	6,184
Sterling Bancorp	6	163
SunTrust Banks Inc.	139	10,011
Synovus Financial Corp.	104	2,822
TCF Financial Corp.	56	1,574
Toronto-Dominion Bank	271	10,547
U.S. Bancorp	757	22,748
UBS AG	422	34,342
UnionBanCal Corp.	20	1,232
USB Holding Co. Inc.	6	141
Valley National Bancorp[2]	39	1,006
W Holding Co. Inc.	48	626
Wachovia Corp.	648	35,543
Wells Fargo & Co.	678	41,561
Westpac Banking Corp. ADR	148	11,101
Wilmington Trust Corp.	28	974

		716,411

BEVERAGES – 1.92%
Allied Domecq PLC ADR	113	4,237
Anheuser-Busch Companies Inc.	324	15,934
Boston Beer Co. Inc. Class A1	4	94
Brown-Forman Corp. Class A	6	306
Brown-Forman Corp. Class B	12	579
Coca Cola Bottling Co. SA ADR	44	1,044
Coca-Cola Co. (The)	910	37,756
Coca-Cola Enterprises Inc.	98	2,151
Coca-Cola Femsa SA ADR	12	311
Companhia de Bebidas das Americas ADR[3]	30	1,560
Compania Cervecerias Unidas ADR	20	479
Constellation Brands Inc.[1]	36	1,869
Coors (Adolph) Co. Class B	10	746
Cott Corp.[1]	20	485
Diageo PLC ADR	294	16,144
Embotelladora Andina SA Class A ADR	24	288
Embotelladora Andina SA Class B ADR	24	298
Pepsi Bottling Group Inc.	68	1,860
PepsiAmericas Inc.	34	722
PepsiCo Inc.	684	36,731
Vina Concha y Toro SA ADR	4	286
Weider Nutrition International Inc.[1]	12	53

		123,933

BIOTECHNOLOGY – 0.19%
Applera Corp. - Celera Genomics Group[1]	64	849
Cambrex Corp.	10	223
Charles River Laboratories International Inc.1	18	853
CryoLife Inc.[1,2]	8	66

56	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Enzo Biochem Inc.[1,2]	19	$344
Genentech Inc.[1]	187	8,922
Millipore Corp.[1]	18	784

		12,041

BUILDING MATERIALS – 0.57%
American Standard Companies Inc.[1]	72	2,883
Cemex SA de CV ADR	108	4,048
Comfort Systems USA Inc.[1]	16	109
Eagle Materials Inc.[2]	4	319
Eagle Materials Inc. Class B	4	311
ElkCorp	6	243
Florida Rock Industries Inc.	16	999
Hanson PLC ADR	70	3,272
Lafarge North America Inc.	12	651
Lafarge SA ADR	276	7,146
Lennox International Inc.	20	399
Martin Marietta Materials Inc.	20	1,080
Masco Corp.	182	6,698
Masisa SA ADR	6	112
Masonite International Corp.[1]	22	718
NCI Building Systems Inc.[1]	8	304
Rinker Group Ltd. ADR	40	3,460
Royal Group Technologies Ltd.[1]	28	252
Simpson Manufacturing Co. Inc.	16	574
Texas Industries Inc.	8	508
Trex Co. Inc.[1]	4	196
USG Corp.[1,2]	14	449
Vulcan Materials Co.	32	1,807
York International Corp.	16	581

		37,119

CHEMICALS – 2.00%
Agrium Inc.	52	839
Air Products & Chemicals Inc.	88	5,184
Airgas Inc.	26	612
Albemarle Corp.	14	492
Arch Chemicals Inc.	10	275
Ashland Inc.	28	1,719
BASF AG ADR	219	15,026
Bayer AG ADR	281	9,503
BOC Group PLC ADR	102	3,774
Cabot Corp.	26	910
Ciba Specialty Chemicals AG ADR	56	2,025
Crompton Corp.	46	536
Cytec Industries Inc.	14	714
Dow Chemical Co. (The)	380	18,886
Du Pont (E.I.) de Nemours and Co.[2]	406	19,309
Eastman Chemical Co.	32	1,733
Ecolab Inc.	76	2,557
Engelhard Corp.	52	1,563
Ferro Corp.	16	317
FMC Corp.[1]	14	661
Fuller (H.B.) Co.	12	320
Georgia Gulf Corp.	14	716
Grace (W.R.) & Co.[1,2]	24	272
Great Lakes Chemical Corp.[2]	18	476
Hercules Inc.[1]	42	609
Imperial Chemical Industries PLC ADR	122	2,172
International Flavors & Fragrances Inc.	34	1,435
Jilin Chemical Industrial Co. Ltd. ADR[1]	4	130
Koor Industries Ltd. ADR[1]	20	220
Kronos Worldwide Inc.[2]	2	94
Lubrizol Corp.	22	793
Lyondell Chemical Co.	97	2,854
MacDermid Inc.	10	321
Minerals Technologies Inc.	8	500
Mosaic Co. (The)[1,2]	42	693
NewMarket Corp.[1]	6	120
NL Industries Inc.[1]	4	85
Nova Chemicals Corp.	36	1,625
Octel Corp.	6	123
Olin Corp.	28	624
OM Group Inc.[1]	12	389
OMNOVA Solutions Inc.[1]	16	80
PolyOne Corp.[1]	38	329
Potash Corp. of Saskatchewan	44	3,555
PPG Industries Inc.	70	4,815
Praxair Inc.	129	5,566
Quaker Chemical Corp.	4	92
Rhodia SA ADR	270	688
Rohm & Haas Co.	60	2,654
RPM International Inc.	48	846
Sensient Technologies Corp.	18	409

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
SGL Carbon AG ADR	68	$317
Sherwin-Williams Co. (The)	49	2,117
Sinopec Beijing Yanhua Petrochemical Co. Ltd. ADR	8	189
Sinopec Shanghai Petrochemical Co. Ltd. ADR	10	365
Sociedad Quimica y Minera de Chile SA ADR	4	240
Spartech Corp.	12	279
Syngenta AG ADR	210	4,515
Terra Industries Inc.[1,2]	16	129
Valspar Corp. (The)	20	980
Wellman Inc.	14	147

		129,518

COAL – 0.10%
Arch Coal Inc.	22	804
CONSOL Energy Inc.	38	1,603
Massey Energy Co.	32	1,214
Peabody Energy Corp.	26	2,203
Yanzhou Coal Mining Co. Ltd. ADR	8	574

		6,398

COMMERCIAL SERVICES – 0.99%
Aaron Rents Inc.	16	340
ABM Industries Inc.	16	293
Accenture Ltd.[1]	179	4,663
Adecco SA ADR	216	2,823
ADESA Inc.	32	661
Administaff Inc.[1,2]	10	146
Alliance Data Systems Corp.[1]	18	782
AMN Healthcare Services Inc.[1,2]	6	86
ARAMARK Corp. Class B	40	1,040
Arbitron Inc.[1]	12	491
Banta Corp.	10	433
BearingPoint Inc.[1]	64	505
Block (H & R) Inc.	64	3,092
Bowne & Co. Inc.	14	208
Bunzl PLC ADR	38	1,622
Cendant Corp.	423	9,962
Central Parking Corp.	10	143
Chemed Corp.	4	286
ChoicePoint Inc.[1]	36	1,656
Clark Inc.[1]	6	81
Consolidated Graphics Inc.[1]	4	169
Convergys Corp.[1]	58	829
Cornell Companies Inc.[1]	6	91
Corrections Corp. of America[1]	14	575
Deluxe Corp.	29	1,110
DeVry Inc.[1]	26	461
Dollar Thrifty Automotive Group Inc.[1]	10	312
Donnelley (R.R.) & Sons Co.	88	2,944
Equifax Inc.	58	1,641
FTI Consulting Inc.[1,2]	18	349
Gartner Inc. Class A1,2	22	249
Gartner Inc. Class B1	12	133
Geo Group Inc. (The)[1]	4	120
Hewitt Associates Inc. Class A1	12	359
Interactive Data Corp.[1]	14	298
Iron Mountain Inc.[1]	48	1,354
ITT Educational Services Inc.[1,2]	18	884
Korn/Ferry International[1]	14	276
Labor Ready Inc.[1,2]	16	253
Landauer Inc.[2]	4	187
Manpower Inc.	36	1,751
MAXIMUS Inc.[1]	8	241
McKesson Corp.	112	3,863
Midas Inc.[1,2]	6	120
MoneyGram International Inc.	36	698
Moody’s Corp.	49	4,105
MPS Group Inc.[1]	44	497
Navigant Consulting Inc.[1]	18	431
Pre-Paid Legal Services Inc.[2]	6	223
Quanta Services Inc.[1]	30	224
Quebecor World Inc.	36	770
Rent-Way Inc.[1,2]	10	85
Robert Half International Inc.	70	2,124
Rollins Inc.	10	248
Service Corp. International[1]	124	856
ServiceMaster Co. (The)	122	1,573
Sotheby’s Holdings Inc. Class A1	18	323
Spherion Corp.[1]	24	187
StarTek Inc.	4	100
United Rentals Inc.[1]	52	885

58	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Universal Technical Institute Inc.[1]	15	$549
Valassis Communications Inc.[1]	22	747
Viad Corp.	10	278
Volt Information Sciences Inc.[1]	4	128
Watson Wyatt & Co. Holdings	14	367
Weight Watchers International Inc.[1,2]	18	843

		64,123

COMPUTERS – 2.26%
Affiliated Computer Services Inc. Class A1	50	2,709
Anteon International Corp.[1]	12	412
BISYS Group Inc. (The)[1]	50	768
CACI International Inc. Class A1	12	626
Cadence Design Systems Inc.[1]	108	1,440
Ceridian Corp.[1]	62	1,097
CGI Group Inc.[1]	140	906
CIBER Inc.[1,2]	22	185
Computer Sciences Corp.[1]	76	3,916
Diebold Inc.	36	1,938
DST Systems Inc.[1]	29	1,406
Electronic Data Systems Corp.	198	4,241
EMC Corp.[1]	998	13,074
FactSet Research Systems Inc.	10	534
Gateway Inc.[1]	104	492
Hewlett-Packard Co.	1,125	22,039
Imation Corp.	14	483
International Business Machines Corp.	691	64,553
Iomega Corp.[1]	20	105
Lexmark International Inc.[1]	52	4,334
Maxtor Corp.[1]	190	899
NCR Corp.[1]	80	2,734
Perot Systems Corp. Class A1	30	442
Quantum Corp.[1]	64	190
Reynolds & Reynolds Co. (The) Class A	28	764
Seagate Technology	91	1,540
SRA International Inc. Class A1	6	333
Storage Technology Corp.[1]	46	1,449
SunGard Data Systems Inc.[1]	118	3,173
TDK Corp. ADR	54	3,769
Thomson Corp.	78	2,656
Tyler Technologies Inc.[1]	16	122
Unisys Corp.[1]	136	1,068
Western Digital Corp.[1]	131	1,411

		145,808

COSMETICS & PERSONAL CARE – 1.69%
Alberto-Culver Co.	28	1,519
Avon Products Inc.	196	8,275
Colgate-Palmolive Co.	206	10,823
Estee Lauder Companies Inc. Class A	46	2,076
Gillette Co. (The)	370	18,766
Kimberly-Clark Corp.	198	12,971
Procter & Gamble Co.	1,027	54,667

		109,097

DISTRIBUTION & WHOLESALE – 0.22%
Advanced Marketing Services Inc.	6	55
Aviall Inc.[1]	14	403
Buhrmann NV ADR	54	559
Genuine Parts Co.	72	3,048
Grainger (W.W.) Inc.	34	2,081
Handleman Co.	10	194
Hughes Supply Inc.	24	729
Ingram Micro Inc. Class A1	50	924
Owens & Minor Inc.	16	457
Watsco Inc.	8	277
WESCO International Inc.[1]	6	203
Wolseley PLC ADR	120	5,070

		14,000

DIVERSIFIED FINANCIAL SERVICES – 6.22%
Affiliated Managers Group Inc.[1]	14	888
American Express Co.	453	24,168
AmeriCredit Corp.[1,2]	64	1,571
AMVESCAP PLC ADR	166	2,231
Bay View Capital Corp.	32	510
Bear Stearns Companies Inc. (The)	40	4,042
BlackRock Inc.	6	482
Capital One Financial Corp.	96	7,515
CapitalSource Inc.[1]	28	661
Chicago Mercantile Exchange Holdings Inc.	11	2,359
CIT Group Inc.	88	3,553
Citigroup Inc.	2,092	102,613
Countrywide Financial Corp.	228	8,436
Doral Financial Corp.	38	1,644

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
E*TRADE Financial Corp.[1]	152	$2,090
Eaton Vance Corp.[2]	48	1,201
Edwards (A.G.) Inc.	34	1,450
Federal Agricultural Mortgage Corp.	4	86
Federal Home Loan Mortgage Corp.	279	18,216
Federal National Mortgage Association	388	25,057
Federated Investors Inc. Class B	40	1,175
Financial Federal Corp.	8	276
Franklin Resources Inc.	56	3,800
Friedman, Billings, Ramsey Group Inc. Class A2	84	1,653
Gabelli Asset Management Inc. Class A	16	766
Goldman Sachs Group Inc. (The)	165	17,795
IndyMac Bancorp Inc.	24	887
Investment Technology Group Inc.[1]	20	398
Janus Capital Group Inc.	100	1,483
Jefferies Group Inc.	20	780
JP Morgan Chase & Co.	1,452	54,203
LaBranche & Co. Inc.[1,2]	69	689
Legg Mason Inc.	42	3,244
Lehman Brothers Holdings Inc.	109	9,940
MBNA Corp.	458	12,174
Merrill Lynch & Co. Inc.	348	20,904
Metris Companies Inc.[1]	24	286
Morgan Stanley	408	22,832
National Financial Partners Corp.	14	547
Nelnet Inc. Class A1	4	121
Nissin Co. Ltd. ADR	72	372
Nomura Holdings Inc. ADR	810	10,716
Nuveen Investments Inc. Class A	8	297
Oppenheimer Holdings Inc. Class A	4	97
ORIX Corp. ADR	69	4,595
Petrobras Energia Participaciones SA ADR[1]	36	424
Piper Jaffray Companies Inc.[1]	8	317
Providian Financial Corp.[1]	120	2,002
Raymond James Financial Inc.	24	748
Ritchie Bros. Auctioneers Inc.	12	380
Schwab (Charles) Corp. (The)[2]	426	4,788
Shinhan Financial Group Co. Ltd. ADR	54	2,770
SLM Corp.	179	8,984
Student Loan Corp.	2	361
SWS Group Inc.	6	122
Van der Moolen Holding NV ADR[1]	16	114
W.P. Stewart & Co. Ltd.[2]	10	249
Waddell & Reed Financial Inc. Class A	34	744
Westcorp Inc.	10	456
Woori Finance Holdings Co. Ltd. ADR	14	378

		401,640

ELECTRIC – 3.60%
AES Corp. (The)[1]	244	3,428
Allegheny Energy Inc.[1,2]	52	1,006
ALLETE Inc.	24	993
Alliant Energy Corp.	46	1,265
Ameren Corp.	82	4,110
American Electric Power Co. Inc.	162	5,711
Aquila Inc.[1]	80	296
Avista Corp.	18	318
Black Hills Corp.	14	417
Calpine Corp.[1,2]	170	566
CenterPoint Energy Inc.	112	1,260
Central Vermont Public Service Corp.	6	139
CH Energy Group Inc.	6	284
Cinergy Corp.	68	2,740
Cleco Corp.	20	395
CMS Energy Corp.[1]	66	695
Companhia Paranaense de Energia ADR	42	188
Consolidated Edison Inc.[2]	94	4,124
Constellation Energy Group Inc.	70	3,500
Dominion Resources Inc.	134	9,297
DPL Inc.	65	1,689
DTE Energy Co.[2]	70	3,067
Duke Energy Corp.[2]	394	10,555
Duquesne Light Holdings Inc.[2]	32	594
E.ON AG ADR	278	24,850
Edison International	134	4,351
El Paso Electric Co.[1]	20	389
Empire District Electric Co. (The)	30	686
Empresa Nacional de Electricidad SA ADR	46	789
Endesa SA ADR	394	8,956
Enel SpA ADR	265	12,455
Energias de Portugal SA ADR	97	2,878
Energy East Corp.	60	1,572

60	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Enersis SA ADR[1]	94	$753
Entergy Corp.	92	6,396
Exelon Corp.	272	12,036
FirstEnergy Corp.	136	5,407
FPL Group Inc.	70	5,365
Great Plains Energy Inc.	44	1,334
Hawaiian Electric Industries Inc.[2]	32	932
Huaneng Power International Inc. ADR	32	901
IDACORP Inc.	16	485
International Power PLC ADR	46	1,481
Korea Electric Power Corp. ADR	132	1,823
MDU Resources Group Inc.	44	1,177
National Grid Group PLC ADR	254	12,471
NiSource Inc.	108	2,473
Northeast Utilities[2]	52	972
NRG Energy Inc.[1]	34	1,190
NSTAR	22	1,238
OGE Energy Corp.	36	941
Pepco Holdings Inc.	70	1,530
PG&E Corp.[1]	162	5,670
Pinnacle West Capital Corp.	38	1,585
PNM Resources Inc.	24	606
PPL Corp.	74	3,996
Progress Energy Inc.	102	4,514
Public Service Enterprise Group Inc.[2]	98	5,170
Puget Energy Inc.	40	961
Reliant Energy Inc.[1]	114	1,419
SCANA Corp.	42	1,640
Scottish Power PLC ADR	192	6,106
Sierra Pacific Resources Corp.[1,2]	48	472
Southern Co. (The)	302	10,199
TECO Energy Inc.	78	1,249
TransAlta Corp.	78	1,192
TXU Corp.[2]	121	8,373
UIL Holdings Corp.[2]	6	296
UniSource Energy Corp.	14	427
Westar Energy Inc.	30	699
Wisconsin Energy Corp.	48	1,641
WPS Resources Corp.[2]	14	715
Xcel Energy Inc.	164	2,983

		232,381

ELECTRICAL COMPONENTS EQUIPMENT – 0.41%
AMETEK Inc.	28	1,070
Belden CDT Inc.	20	406
C&D Technologies Inc.	10	152
Emerson Electric Co.	170	11,431
Energizer Holdings Inc.[1]	34	1,925
General Cable Corp.[1]	16	193
GrafTech International Ltd.[1]	36	293
Hitachi Ltd. ADR	137	9,157
Hubbell Inc. Class B	20	990
Magnetek Inc.[1]	10	61
Rayovac Corp.[1]	14	526

		26,204

ELECTRONICS – 0.84%
Agilent Technologies Inc.[1]	182	4,024
Amphenol Corp. Class A1	32	1,259
Applera Corp. - Applied Biosystems Group	86	1,724
Arrow Electronics Inc.[1]	46	1,086
AU Optronics Corp. ADR	103	1,593
Avnet Inc.[1]	72	1,290
AVX Corp.	22	255
Benchmark Electronics Inc.[1]	16	512
Brady Corp. Class A	16	454
Celestica Inc.[1]	76	992
Checkpoint Systems Inc.[1]	14	218
CTS Corp.	14	186
Epcos AG ADR[1]	20	250
Fisher Scientific International Inc.[1]	46	2,905
Jabil Circuit Inc.[1]	68	1,603
Keithley Instruments Inc.	6	102
Koninklijke Philips Electronics NV	529	13,796
Kyocera Corp. ADR	70	5,064
Mettler Toledo International Inc.[1]	18	903
Nam Tai Electronics Inc.	10	189
Park Electrochemical Corp.	8	156
Parker Hannifin Corp.	50	3,258
Paxar Corp.[1]	14	334
PerkinElmer Inc.	48	1,104
Premier Farnell PLC ADR	68	443
Rogers Corp.[1]	6	255
Solectron Corp.[1]	346	1,720

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Symbol Technologies Inc.	84	$1,537
Technitrol Inc.[1]	16	284
Tektronix Inc.	34	980
Thermo Electron Corp.[1]	68	2,036
Thomas & Betts Corp.[1]	24	701
Vishay Intertechnology Inc.[1,2]	34	444
Waters Corp.[1]	50	2,454
Watts Water Technologies Inc. Class A	10	321

		54,432

ENERGY & RELATED – 0.00%
Smedvig ASA Class B ADR	10	135

		135

ENGINEERING & CONSTRUCTION – 0.17%
ABB Ltd. ADR[1]	768	4,232
Chicago Bridge & Iron Co. NV	20	756
Dycom Industries Inc.[1]	20	543
EMCOR Group Inc.[1]	6	258
Empressa ICA Sociedad Controladora SA ADR[1]	74	169
Fluor Corp.[2]	34	1,820
Granite Construction Inc.	14	349
Grupo Aeroportuario del Sureste SA de CV ADR	10	266
Jacobs Engineering Group Inc.[1]	22	1,117
McDermott International Inc.[1]	24	444
Shaw Group Inc. (The)[1]	26	437
URS Corp.[1]	12	339

		10,730

ENTERTAINMENT – 0.15%
Argosy Gaming Co.[1]	12	554
DreamWorks Animation SKG Inc. Class A1	18	636
Gaylord Entertainment Co.[1,2]	22	864
GTECH Holdings Corp.	48	1,122
International Game Technology Inc.	144	4,507
Intrawest Corp.	18	350
Metro-Goldwyn-Mayer Inc.	34	405
Pinnacle Entertainment Inc.[1]	14	253
Regal Entertainment Group Class A	16	318
Six Flags Inc.[1]	38	163
Speedway Motorsports Inc.	6	233
Vail Resorts Inc.[1]	8	192

		9,597

ENVIRONMENTAL CONTROL – 0.39%
Aleris International Inc.[1]	6	101
Allied Waste Industries Inc.[1]	102	848
Calgon Carbon Corp.	14	129
Ionics Inc.[1]	8	351
Mine Safety Appliances Co.	13	636
Nalco Holding Co.[1]	28	542
Republic Services Inc.	50	1,649
Vivendi Universal SA ADR[1,2]	435	13,763
Waste Connections Inc.[1]	18	566
Waste Management Inc.	219	6,351

		24,936

FOOD – 2.14%
Albertson’s Inc.[2]	132	3,020
American Italian Pasta Co. Class A2	8	217
Archer-Daniels-Midland Co.	244	5,905
Cadbury Schweppes PLC ADR	212	7,696
Campbell Soup Co.	106	3,108
Chiquita Brands International Inc.	16	367
ConAgra Foods Inc.	222	6,549
Corn Products International Inc.	28	822
Dean Foods Co.[1]	64	2,255
Del Monte Foods Co.[1]	82	925
Distribucion y Servicio D&S SA ADR	17	288
Flowers Foods Inc.	18	549
Fresh Del Monte Produce Inc.[2]	10	319
General Mills Inc.	144	7,631
Great Atlantic & Pacific Tea Co.[1]	6	54
Groupe Danone ADR	516	9,603
Gruma SA de CV ADR	14	131
Heinz (H.J.) Co.	146	5,520
Hershey Foods Corp.	72	4,211
Hormel Foods Corp.	30	945
Kellogg Co.	98	4,375
Koninklijke Ahold NV ADR[1]	640	5,293
Kraft Foods Inc.	101	3,432
Kroger Co.[1]	280	4,788
McCormick & Co. Inc.	4	150
McCormick & Co. Inc. NVS	50	1,859
Pilgrim’s Pride Corp.	14	489
Ralcorp Holdings Inc.	12	528

62	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Ruddick Corp.	16	$338
Safeway Inc.[1]	182	3,431
Sara Lee Corp.	326	7,654
Smithfield Foods Inc.[1]	36	1,090
Smucker (J.M.) Co. (The)	22	1,026
SUPERVALU Inc.	56	1,770
Sysco Corp.	263	9,197
Tootsie Roll Industries Inc.	10	322
Tyson Foods Inc. Class A	96	1,648
Unilever NV NYS	234	15,283
Unilever PLC ADR	300	11,490
Weis Markets Inc.	4	152
Wimm-Bill-Dann Foods OJSC ADR[1]	8	134
Wrigley (William Jr.) Co.	56	3,942

		138,506

FOOD SERVICE – 0.02%
Sodexho Alliance SA ADR	40	1,192

		1,192

FOREST PRODUCTS & PAPER – 0.55%
Abitibi-Consolidated Inc.	140	764
Aracruz Celulose SA ADR	18	629
Bowater Inc.	22	836
Buckeye Technologies Inc.[1]	14	180
Deltic Timber Corp.	14	568
Domtar Inc.	66	644
Georgia-Pacific Corp.	92	2,953
Glatfelter Co.	12	163
International Paper Co.[2]	197	7,713
Longview Fibre Co.	22	342
Louisiana-Pacific Corp.	40	1,024
MeadWestvaco Corp.	84	2,427
Neenah Paper Inc.[1]	6	191
Pope & Talbot Inc.	6	91
Potlatch Corp.	12	552
Rock-Tenn Co. Class A	10	139
Sappi Ltd. ADR	86	1,109
Schweitzer-Mauduit International Inc.	6	201
Stora Enso OYJ ADR	264	3,802
Temple-Inland Inc.	22	1,399
UPM-Kymmene OYJ ADR	216	4,562
Wausau-Mosinee Paper Corp.[2]	20	296
Weyerhaeuser Co.	85	5,304

		35,889

GAS – 0.25%
AGL Resources Inc.	24	832
Atmos Energy Corp.	22	609
Energen Corp.	14	821
KeySpan Corp.	66	2,605
Laclede Group Inc. (The)	8	242
New Jersey Resources Corp.	12	526
Nicor Inc.[2]	18	665
Northwest Natural Gas Co.	10	340
ONEOK Inc.[2]	40	1,108
Peoples Energy Corp.	16	685
Piedmont Natural Gas Co.[2]	28	650
Sempra Energy	82	3,052
South Jersey Industries Inc.	15	800
Southern Union Co.[1]	24	560
Southwest Gas Corp.	14	355
UGI Corp.	20	833
Vectren Corp.	32	884
WGL Holdings Inc.	20	607

		16,174

HAND & MACHINE TOOLS – 0.14%
Baldor Electric Co.	12	336
Black & Decker Corp.	32	2,637
Kennametal Inc.	14	685
Milacron Inc.[1]	14	44
Nidec Corp. ADR	96	2,714
Snap-On Inc.	22	728
Stanley Works (The)[2]	34	1,617

		8,761

HEALTH CARE-PRODUCTS – 2.79%
Advanced Medical Optics Inc.[1]	12	512
Alcon Inc.	32	2,534
Bard (C.R.) Inc.	44	2,983
Bausch & Lomb Inc.	22	1,604
Baxter International Inc.	250	8,440
Beckman Coulter Inc.	26	1,742
Becton, Dickinson & Co.	96	5,438
Boston Scientific Corp.[1]	242	8,001

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Cantel Medical Corp.[1]	6	$147
Cooper Companies Inc.	14	1,074
Diagnostic Products Corp.	10	508
DJ Orthopedics Inc.[1]	8	193
Edwards Lifesciences Corp.[1,2]	24	977
Fresenius Medical Care AG ADR	42	1,133
Guidant Corp.	128	9,279
Haemonetics Corp.[1]	10	389
Hillenbrand Industries Inc.	24	1,304
Invacare Corp.	12	558
Johnson & Johnson	1,196	77,381
Luxottica Group SpA ADR	48	1,040
Medtronic Inc.	489	25,668
Mentor Corp.[2]	16	501
Oakley Inc.	10	128
ResMed Inc.[1]	14	718
Smith & Nephew PLC ADR	78	3,856
Sola International Inc.[1]	14	387
St. Jude Medical Inc.[1]	144	5,656
Steris Corp.[1]	28	664
Stryker Corp.	115	5,651
Sybron Dental Specialties Inc.[1]	16	604
Varian Medical Systems Inc.[1]	56	2,113
Viasys Healthcare Inc.[1]	10	183
VISX Inc.[1]	18	484
West Pharmaceutical Services Inc.	12	313
Zimmer Holdings Inc.[1]	100	7,885

		180,048

HEALTH CARE-SERVICES – 1.35%
Aetna Inc.	62	7,877
Alliance Imaging Inc.[1]	6	80
AMERIGROUP Corp.[1]	20	822
Apria Healthcare Group Inc.[1]	22	722
Beverly Enterprises Inc.[1]	44	538
Centene Corp.[1]	16	537
Community Health Systems Inc.[1]	22	638
Covance Inc.[1]	26	1,105
Coventry Health Care Inc.[1]	30	1,707
DaVita Inc.[1]	40	1,678
Extendicare Inc. Class A1	24	364
HCA Inc.[2]	163	7,257
Health Management Associates Inc. Class A2	100	2,208
Health Net Inc.[1]	46	1,338
Humana Inc.[1]	66	2,262
Laboratory Corp. of America Holdings[1]	58	2,775
Manor Care Inc.	36	1,244
MDS Inc.	58	765
Molina Healthcare Inc.[1]	6	298
OCA Inc.[1,2]	16	89
PacifiCare Health Systems Inc.[1]	34	2,092
Pediatrix Medical Group Inc.[1]	10	668
Province Healthcare Co.[1]	18	408
Quest Diagnostics Inc.	32	3,050
RehabCare Group Inc.[1,2]	6	162
Renal Care Group Inc.[1]	30	1,145
Select Medical Corp.	58	1,028
Sierra Health Services Inc.[1,2]	10	549
Sunrise Senior Living Inc.[1]	8	367
Tenet Healthcare Corp.[1]	192	1,907
Triad Hospitals Inc.[1,2]	32	1,302
UnitedHealth Group Inc.	270	24,003
Universal Health Services Inc. Class B	20	861
WellChoice Inc.[1]	10	532
WellPoint Inc.[1]	120	14,580

		86,958

HOLDING COMPANIES - DIVERSIFIED – 0.71%
Berkshire Hathaway Inc. Class B1	13	38,923
Brascan Corp.	88	2,996
Enodis PLC ADR[1]	32	285
Grupo IMSA SA de CV ADR	4	106
Leucadia National Corp.	27	978
Quinenco SA ADR	34	401
Tomkins PLC ADR	80	1,659
Walter Industries Inc.	10	350

		45,698

HOME BUILDERS – 0.37%
Beazer Homes USA Inc.[2]	6	891
Brookfield Homes Corp.	6	214
Centex Corp.	52	3,188
Champion Enterprises Inc.[1,2]	24	259
Coachmen Industries Inc.	6	90

64	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
D.R. Horton Inc.	84	$3,342
Fleetwood Enterprises Inc.[1,2]	16	140
Hovnanian Enterprises Inc. Class A1	14	731
KB Home	16	1,738
Lennar Corp. Class A2	50	2,824
Levitt Corp. Class A	6	176
M.D.C. Holdings Inc.	13	946
M/I Homes Inc.	4	227
Meritage Homes Corp.[1]	8	517
Monaco Coach Corp.	12	222
Pulte Homes Inc.[2]	42	2,775
Ryland Group Inc.	20	1,297
Standard-Pacific Corp.	12	798
Thor Industries Inc.[2]	16	553
Toll Brothers Inc.[1,2]	20	1,561
WCI Communities Inc.[1]	16	510
William Lyon Homes Inc.[1]	2	162
Winnebago Industries Inc.	14	483

		23,644

HOME FURNISHINGS – 0.65%
Ethan Allen Interiors Inc.[2]	16	564
Furniture Brands International Inc.	22	521
Harman International Industries Inc.	28	3,406
La-Z-Boy Inc.	22	307
Leggett & Platt Inc.	80	2,280
Matsushita Electric Industrial Co. Ltd. ADR	1,010	15,069
Natuzzi SpA ADR	12	126
Pioneer Corp. ADR	66	1,146
Sony Corp. ADR[2]	382	14,142
Tempur-Pedic International Inc.[1]	8	171
Thomson SA ADR	110	2,797
Whirlpool Corp.	24	1,638

		42,167

HOUSEHOLD PRODUCTS & WARES – 0.25%
American Greetings Corp. Class A	26	628
Avery Dennison Corp.	40	2,404
Blyth Inc.	14	440
Church & Dwight Co. Inc.	24	826
Clorox Co.	64	3,803
CSS Industries Inc.	4	129
Ennis Inc.	6	103
Fortune Brands Inc.	60	5,039
Harland (John H.) Co.	12	437
Jarden Corp.[1]	10	460
Playtex Products Inc.[1]	16	130
Scotts Co. (The) Class A1	8	544
Standard Register Co. (The)	6	75
Tupperware Corp.	22	442
Yankee Candle Co. Inc. (The)[1]	22	721

		16,181

HOUSEWARES – 0.05%
Libbey Inc.	6	144
Newell Rubbermaid Inc.	114	2,453
Toro Co.	10	833
Vitro SA de CV ADR	26	83

		3,513

INSURANCE – 5.02%
ACE Ltd.	116	5,034
Aegon NV ADR	571	7,748
AFLAC Inc.	206	8,139
Alleghany Corp.[1]	2	533
Allianz AG ADR	1,394	16,533
Allmerica Financial Corp.[1]	22	718
Allstate Corp. (The)	280	14,123
Ambac Financial Group Inc.	44	3,383
American Equity Investment Life Holding Co.[2]	8	84
American Financial Group Inc.	16	493
American International Group Inc.	925	61,318
AmerUs Group Co.[2]	16	713
AON Corp.	114	2,592
Aspen Insurance Holdings Ltd.	23	594
Assured Guaranty Ltd.	30	528
AXA ADR	611	14,829
Axis Capital Holdings Ltd.	50	1,368
Berkley (W.R.) Corp.	30	1,431
Bristol West Holdings Inc.	6	117
Brown & Brown Inc.	24	1,038
China Life Insurance Co. Ltd. ADR[1]	78	2,079
Chubb Corp.	78	5,809
CIGNA Corp.	58	4,655

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Citizens Inc.[1]	14	$82
CNA Financial Corp.[1]	12	317
Commerce Group Inc.	12	784
Conseco Inc.[1]	70	1,334
Delphi Financial Group Inc. Class A	12	539
Endurance Specialty Holdings Ltd.	18	619
Everest Re Group Ltd.	22	1,912
Fairfax Financial Holdings Ltd.	8	1,342
FBL Financial Group Inc. Class A	12	334
Fidelity National Financial Inc.	62	2,717
First American Corp.	28	1,035
Gallagher (Arthur J.) & Co.	38	1,127
Hartford Financial Services Group Inc.	118	7,940
HCC Insurance Holdings Inc.	24	789
Hilb, Rogal & Hobbs Co.[2]	12	427
Horace Mann Educators Corp.	18	332
Hub International Ltd.	12	225
ING Groep NV ADR	789	22,771
Jefferson-Pilot Corp.	53	2,645
Kingsway Financial Services Inc.[1]	24	367
LandAmerica Financial Group Inc.	8	412
Lincoln National Corp.	74	3,414
Loews Corp.	51	3,468
Manulife Financial Corp.	327	14,339
Markel Corp.[1]	4	1,364
Marsh & McLennan Companies Inc.	204	6,630
MBIA Inc.	60	3,584
Mercury General Corp.	10	569
MetLife Inc.	161	6,400
MGIC Investment Corp.	40	2,556
Montpelier Re Holdings Ltd.	16	599
Nationwide Financial Services Inc.	24	887
Odyssey Re Holdings Corp.[2]	6	148
Old Republic International Corp.	70	1,624
PartnerRe Ltd.	22	1,394
Penn Treaty American Corp.[1]	256	548
Phoenix Companies Inc.	38	497
Platinum Underwriters Holdings Ltd.	12	354
PMI Group Inc. (The)	36	1,432
Principal Financial Group Inc.[2]	124	5,032
ProAssurance Corp.[1]	10	383
Progressive Corp. (The)	74	6,190
Protective Life Corp.	26	1,070
Prudential Financial Inc.	204	10,998
Prudential PLC ADR	443	7,726
PXRE Group Ltd.	22	571
Radian Group Inc.	38	1,822
Reinsurance Group of America Inc.	10	470
RenaissanceRe Holdings Ltd.	28	1,406
RLI Corp.	8	348
Royal & Sun Alliance Insurance Group ADR	238	1,942
SCOR ADR[1]	274	543
Scottish Re Group Ltd.	12	277
St. Paul Travelers Companies Inc.	273	10,248
StanCorp Financial Group Inc.	12	1,020
Stewart Information Services Corp.	6	242
Sun Life Financial Services of Canada Inc.	242	7,812
Torchmark Corp.	46	2,512
Transatlantic Holdings Inc.	10	608
21st Century Insurance Group	10	137
UICI	14	433
Unitrin Inc.	18	771
UNUMProvident Corp.	110	1,889
White Mountains Insurance Group Ltd.	3	1,773
Willis Group Holdings Ltd.	60	2,321
XL Capital Ltd. Class A	56	4,188
Zenith National Insurance Corp.	4	189

		324,637

INTERNET – 0.03%
McAfee Inc.[1]	66	1,706
ProQuest Co.[1]	10	315

		2,021

IRON & STEEL – 0.23%
AK Steel Holding Corp.[1]	42	609
Allegheny Technologies Inc.	28	672
Carpenter Technology Corp.	8	490
Cleveland-Cliffs Inc.[2]	8	524
Companhia Siderurgica Nacional SA ADR	64	1,296
International Steel Group Inc.[1,2]	30	1,208
IPSCO Inc.	20	941
Material Sciences Corp.[1]	4	61

66	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Mittal Steel Co. NV Class A NYS[1]	12	$437
Nucor Corp.	59	3,313
Oregon Steel Mills Inc.[1,2]	32	764
POSCO ADR	33	1,485
Reliance Steel & Aluminum Co.	12	460
Ryerson Tull Inc.[2]	10	133
United States Steel Corp.[2]	44	2,279

		14,672

LEISURE TIME – 0.37%
Bally Total Fitness Holding Corp.[1]	14	56
Brunswick Corp.	36	1,660
Carnival Corp.	167	9,619
Harley-Davidson Inc.	126	7,574
K2 Inc.[1]	14	197
Nautilus Group Inc. (The)[2]	12	251
Polaris Industries Inc.	18	1,215
Royal Caribbean Cruises Ltd.[2]	40	2,120
Sabre Holdings Corp.	58	1,224
WMS Industries Inc.[1,2]	8	251

		24,167

LODGING – 0.47%
Aztar Corp.[1]	14	451
Boyd Gaming Corp.	16	637
Caesars Entertainment Inc.[1]	108	2,088
Choice Hotels International Inc.	8	464
Fairmont Hotels & Resorts Inc.	32	999
Four Seasons Hotels Inc.	8	616
Harrah’s Entertainment Inc.	46	2,909
Hilton Hotels Corp.	156	3,471
InterContinental Hotels Group PLC ADR	270	3,405
Interstate Hotels & Resorts Inc.[1]	12	64
Kerzner International Ltd.[1]	6	362
La Quinta Corp.[1]	68	591
Mandalay Resort Group	24	1,694
Marcus Corp.	8	199
Marriott International Inc. Class A	76	4,802
MGM Mirage[1]	26	1,867
Orient-Express Hotels Ltd.	6	123
Starwood Hotels & Resorts Worldwide Inc.	84	4,863
Station Casinos Inc.	14	861

		30,466

MACHINERY – 0.56%
AGCO Corp.[1]	32	657
Albany International Corp. Class A	10	342
Applied Industrial Technologies Inc.	12	347
Briggs & Stratton Corp.	20	776
Cascade Corp.	4	146
Caterpillar Inc.	138	12,296
CNH Global NV	8	148
Cummins Inc.[2]	14	1,087
Deere & Co.	102	7,082
Flowserve Corp.[1]	22	549
Gardner Denver Inc.[1]	6	227
Gerber Scientific Inc.[1]	8	58
Global Power Equipment Group Inc.[1,2]	14	134
Graco Inc.	30	1,070
IDEX Corp.	18	694
JLG Industries Inc.[2]	18	317
Kadant Inc.[1]	6	116
Kubota Corp. ADR	102	2,757
Lindsay Manufacturing Co.	4	91
Manitowoc Co. Inc. (The)	12	437
Metso OYJ ADR	42	638
NACCO Industries Inc.	2	200
Pfeiffer Vacuum Technology AG ADR	4	188
Robbins & Myers Inc.[2]	4	90
Rockwell Automation Inc.	68	3,852
Stewart & Stevenson Services Inc.	10	204
Terex Corp.[1]	20	861
Thomas Industries Inc.	6	234
Unova Inc.[1]	20	461
Wabtec Corp.	16	298

		36,357

MANUFACTURING – 4.71%
Actuant Corp. Class A1,2	10	523
Acuity Brands Inc.	18	494
Ameron International Corp.	4	145
AptarGroup Inc.	14	679
Barnes Group Inc.[2]	8	205
Blount International Inc.[1]	12	215
Brink’s Co. (The)	22	779
Carlisle Companies Inc.	12	757

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
CLARCOR Inc.	10	$545
Cooper Industries Ltd.	37	2,572
Crane Co.	24	684
Danaher Corp.	101	5,543
Donaldson Co. Inc.	32	998
Dover Corp.	84	3,217
Eastman Kodak Co.[2]	118	3,905
Eaton Corp.	62	4,215
EnPro Industries Inc.[1]	8	213
ESCO Technologies Inc.[1]	6	431
Federal Signal Corp.[2]	20	331
General Electric Co.	4,277	154,528
Griffon Corp.[1]	12	323
Harsco Corp.	16	873
Hexcel Corp.[1]	41	604
Honeywell International Inc.	323	11,622
Illinois Tool Works Inc.	104	9,046
Ingersoll-Rand Co. Class A	70	5,207
ITT Industries Inc.	38	3,241
Jacuzzi Brands Inc.[1]	30	303
Myers Industries Inc.	12	155
Pall Corp.	52	1,400
Pentair Inc.	40	1,773
Roper Industries Inc.	22	1,277
Siemens AG ADR	339	26,920
Smith (A.O.) Corp.	8	217
SPX Corp.	36	1,508
Standex International Corp.	4	115
Sturm Ruger & Co. Inc.	10	86
Teleflex Inc.	14	711
Textron Inc.	48	3,455
3M Co.	287	24,211
Tredegar Corp.	10	170
Trinity Industries Inc.[2]	16	484
Tyco International Ltd.	812	29,346

		304,026

MEDIA – 2.98%
Belo (A.H.) Corp.	40	936
British Sky Broadcasting Group PLC ADR	130	5,555
Cablevision Systems Corp.[1]	78	2,136
CanWest Global Communications Corp.[1]	12	143
Citadel Broadcasting Corp.[1]	57	799
Clear Channel Communications Inc.	219	7,102
Corus Entertainment Inc. Class B	16	356
Cox Radio Inc. Class A1	16	252
DIRECTV Group Inc. (The)[1]	376	5,659
Dow Jones & Co. Inc.	16	610
Entercom Communications Corp.[1]	16	502
Entravision Communications Corp.[1]	20	160
4Kids Entertainment Inc.[1,2]	6	111
Fox Entertainment Group Inc. Class A1	69	2,322
Gannett Co. Inc.	110	8,804
Gray Television Inc.	18	260
Grupo Televisa SA ADR	54	3,177
Hearst-Argyle Television Inc.	12	312
Hollinger International Inc.	26	379
Journal Communications Inc. Class A	8	137
Journal Register Co.[1]	16	290
Knight Ridder Inc.[2]	32	2,084
Lee Enterprises Inc.	14	624
Liberty Corp.	6	238
Liberty Media Corp. Class A	1,110	11,588
Lin TV Corp. Class A1	10	186
Martha Stewart Living Omnimedia Inc. Class A1,2	4	131
McClatchy Co. (The) Class A	8	559
McGraw-Hill Companies Inc. (The)	77	6,969
Media General Inc. Class A	14	896
Meredith Corp.	16	768
Nelson (Thomas) Inc.	4	89
New York Times Co. Class A	62	2,411
News Corp. Class A1	743	12,631
News Corp. Class B1	264	4,641
Pearson PLC ADR	330	3,874
Playboy Enterprises Inc. Class B1	6	75
Primedia Inc.[1]	44	171
Pulitzer Inc.	14	888
Readers Digest Association Inc. (The)	36	580
Reed Elsevier NV ADR[2]	136	3,683
Reed Elsevier PLC ADR	132	4,839
Rogers Communications Inc. Class B	82	2,196
Saga Communications Inc.[1]	8	136

68	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Scripps (E.W.) Co. Class A	32	$1,484
Shaw Communications Inc. Class B	82	1,424
Time Warner Inc.[1]	1,795	32,310
Tribune Co.	86	3,438
TV Azteca SA de CV	42	389
Univision Communications Inc. Class A1	94	2,567
Viacom Inc. Class A	18	677
Viacom Inc. Class B	595	22,217
Walt Disney Co. (The)	831	23,792
Washington Post Co. (The) Class B	3	2,744
Westwood One Inc.[1]	32	773
Wiley (John) & Sons Inc. Class A	16	538

		192,612

METAL FABRICATE & HARDWARE – 0.09%
CIRCOR International Inc.	6	137
Commercial Metals Co.	20	578
Kaydon Corp.	12	372
Madeco SA ADR[1]	10	100
Mueller Industries Inc.	14	444
NS Group Inc.[1]	8	241
Precision Castparts Corp.	26	1,828
Quanex Corp.	9	474
Timken Co. (The)	28	721
Valmont Industries Inc.	6	145
Worthington Industries Inc.	28	573

		5,613

MINING – 1.76%
Agnico-Eagle Mines Ltd.	34	433
Alcan Inc.	149	5,926
Alcoa Inc.	349	10,299
Alumina Ltd. ADR	120	2,288
Aluminum Corp. of China Ltd. ADR	10	553
AMCOL International Corp.	10	217
AngloGold Ashanti Ltd. ADR	53	1,737
Barrick Gold Corp.	220	4,809
BHP Billiton Ltd. ADR	774	19,752
BHP Billiton PLC ADR	510	12,796
Brush Engineered Materials Inc.[1]	6	104
Cameco Corp.	72	2,473
Companhia Vale do Rio Doce ADR	126	3,812
Compania de Minas Buenaventura SA ADR	50	1,064
Compass Minerals International Inc.	6	132
Corus Group PLC[1]	182	1,856
Freeport-McMoRan Copper & Gold Inc.	68	2,503
Glamis Gold Ltd.[1]	54	851
Gold Fields Ltd. ADR	148	1,675
Goldcorp Inc.	76	1,063
Harmony Gold Mining Co. Ltd. ADR	106	862
Hecla Mining Co.[1]	46	254
Inco Ltd.[1]	78	2,567
Kinross Gold Corp.[1]	142	934
Meridian Gold Inc.[1]	64	1,183
Newmont Mining Corp.	160	6,654
Noranda Inc.	72	1,215
Novelis Inc.[1]	30	668
Owens-Illinois Inc.[1]	46	1,045
Phelps Dodge Corp.	38	3,659
Placer Dome Inc.	170	2,899
Rio Tinto PLC ADR	106	13,314
RTI International Metals Inc.[1]	8	195
Southern Peru Copper Corp.[2]	15	706
Stillwater Mining Co.[1]	18	190
USEC Inc.	34	398
WMC Resources Ltd. ADR	118	2,631

		113,717

OFFICE & BUSINESS EQUIPMENT – 0.44%
Canon Inc. ADR	335	17,614
IKON Office Solutions Inc.	60	645
Imagistics International Inc.[1]	6	206
Pitney Bowes Inc.	96	4,295
Xerox Corp.[1]	371	5,891

		28,651

OFFICE FURNISHINGS – 0.02%
HNI Corp.	20	807
Steelcase Inc. Class A	18	245

		1,052

OIL & GAS – 10.23%
Amerada Hess Corp.	34	2,946
Anadarko Petroleum Corp.	100	6,621
Apache Corp.	132	7,183
Atwood Oceanics Inc.[1]	15	915
Berry Petroleum Co. Class A	8	433

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
BG Group PLC ADR	285	$9,870
BP PLC ADR	1,468	87,522
Burlington Resources Inc.	164	7,168
Cabot Oil & Gas Corp.	14	659
Callon Petroleum Co.[1]	6	88
Canadian Natural Resources Ltd.	112	4,921
Chesapeake Energy Corp.	98	1,722
ChevronTexaco Corp.[2]	864	47,002
China Petroleum & Chemical Corp. ADR	55	2,208
Cimarex Energy Co.[1]	16	580
CNOOC Ltd. ADR	46	2,463
Comstock Resources Inc.[1]	14	328
ConocoPhillips	255	23,661
Denbury Resources Inc.[1]	22	642
Devon Energy Corp.	187	7,605
Diamond Offshore Drilling Inc.[2]	26	1,138
EnCana Corp.	191	11,286
Encore Acquisition Co.[1]	18	671
Energy Partners Ltd.[1,2]	12	263
ENI-Ente Nazionale Idrocarburi SpA ADR[2]	206	25,173
ENSCO International Inc.	62	2,122
EOG Resources Inc.	48	3,564
Exxon Mobil Corp.	2,636	136,018
Forest Oil Corp.[1]	22	741
Frontier Oil Corp.	10	280
Giant Industries Inc.[1]	4	117
GlobalSantaFe Corp.	78	2,758
Harvest Natural Resources Inc.[1]	14	182
Helmerich & Payne Inc.	20	758
Houston Exploration Co.[1]	14	759
KCS Energy Inc.[1]	20	291
Kerr-McGee Corp.	51	3,149
Magnum Hunter Resources Inc.[1]	22	328
Marathon Oil Corp.	128	4,957
McMoRan Exploration Co.[1,2]	32	541
Meridian Resource Corp. (The)[1]	20	106
Murphy Oil Corp.	36	3,214
Newfield Exploration Co.[1]	20	1,224
Nexen Inc.	44	1,828
Noble Corp.[1]	55	2,934
Noble Energy Inc.	22	1,302
Norsk Hydro ASA ADR	61	4,676
Occidental Petroleum Corp.	156	9,107
Parker Drilling Co.[1]	38	165
Patina Oil & Gas Corp.	26	954
Penn Virginia Corp.	8	339
Petro-Canada	90	4,648
PetroChina Co. Ltd. ADR	62	3,478
PetroKazakhstan Inc. Class A	24	864
Petroleo Brasileiro SA ADR	116	4,715
Pioneer Natural Resources Co.	63	2,419
Plains Exploration & Production Co.[1]	28	806
Pogo Producing Co.	24	1,021
Precision Drilling Corp.[1]	22	1,500
Premcor Inc.	38	1,824
Pride International Inc.[1,2]	48	1,123
Quicksilver Resources Inc.[1]	12	533
Range Resources Corp.	24	533
Remington Oil & Gas Corp.[1]	8	234
Repsol YPF SA ADR	398	10,181
Rowan Companies Inc.[1]	44	1,239
Royal Dutch Petroleum Co. NYS	847	49,524
Sasol Ltd. ADR	192	3,915
Shell Transport & Trading Co. PLC	664	35,046
Southwestern Energy Co.[1]	14	718
Spinnaker Exploration Co.[1]	22	721
St. Mary Land & Exploration Co.	12	516
Statoil ASA ADR	210	3,217
Stone Energy Corp.[1]	21	899
Suncor Energy Inc.	186	5,952
Sunoco Inc.	32	2,800
Swift Energy Co.[1]	12	363
Talisman Energy Inc.	156	4,649
Tatneft ADR[2]	22	702
Tesoro Corp.[1]	26	828
Total SA ADR	483	51,947
Transocean Inc.[1]	129	5,676
Unit Corp.[1]	16	585
Unocal Corp.	106	5,042
Valero Energy Corp.	100	5,203
Vintage Petroleum Inc.	22	533

70	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Whiting Petroleum Corp.[1]	8	$279
XTO Energy Inc.	110	3,950
Yacimientos Petroliferos Fiscales SA ADR	162	7,582

		661,247

OIL & GAS SERVICES – 0.87%
Advantest Corp. ADR	130	2,720
Baker Hughes Inc.	138	5,975
BJ Services Co.	66	3,171
CARBO Ceramics Inc.	4	287
Compagnie Generale de Geophysique SA ADR[1]	22	334
Cooper Cameron Corp.[1]	22	1,241
Core Laboratories NV1	12	259
Dril-Quip Inc.[1]	4	115
FMC Technologies Inc.[1]	26	796
Grant Prideco Inc.[1]	46	902
Halliburton Co.	180	7,403
Hanover Compressor Co.[1]	26	369
Input/Output Inc.[1,2]	18	113
Key Energy Services Inc.[1]	54	670
Lone Star Technologies Inc.[1]	12	489
Maverick Tube Corp.[1]	18	613
National-Oilwell Inc.[1]	36	1,328
Newpark Resources Inc.[1]	34	177
Oceaneering International Inc.[1]	10	381
Oil States International Inc.[1]	10	191
RPC Inc.	4	103
Schlumberger Ltd.	239	16,262
Seacor Holdings Inc.[1]	8	448
Smedvig ASA Class A ADR	14	239
Smith International Inc.[1]	42	2,486
Superior Energy Services Inc.[1]	22	350
Technip-Coflexip SA ADR	34	1,433
Tenaris SA ADR	22	1,085
Tetra Technologies Inc.[1]	10	279
Tidewater Inc.	22	853
Universal Compression Holdings Inc.[1]	6	234
Varco International Inc.[1]	40	1,224
Veritas DGC Inc.[1]	14	350
Weatherford International Ltd.[1]	54	2,931
W-H Energy Services Inc.[1]	12	271
Willbros Group Inc.[1]	8	172

		56,254

PACKAGING & CONTAINERS – 0.15%
Ball Corp.	42	1,794
Bemis Co. Inc.	44	1,276
Chesapeake Corp.	8	194
Cristalerias de Chile SA ADR	4	115
Crown Holdings Inc.[1]	68	917
Graphic Packaging Corp.[1]	48	323
Greif Brothers Corp. Class B	2	111
Greif Inc. Class A	4	232
Intertape Polymer Group Inc.[1]	12	95
Packaging Corporation of America	26	580
Pactiv Corp.[1]	64	1,421
Sealed Air Corp.[1]	36	1,847
Sonoco Products Co.	40	1,038

		9,943

PHARMACEUTICALS – 6.57%
Abbott Laboratories	630	28,363
Allergan Inc.	54	4,101
Alpharma Inc. Class A	43	647
Altana AG ADR	28	1,645
AmerisourceBergen Corp.	46	2,681
AstraZeneca PLC ADR[2]	631	23,726
Barr Pharmaceuticals Inc.[1]	36	1,712
Biovail Corp.[1]	60	975
Bradley Pharmaceuticals Inc.[1,2]	6	86
Bristol-Myers Squibb Co.	786	18,424
Cardinal Health Inc.	175	9,856
Caremark Rx Inc.[1]	188	7,351
Dr. Reddy’s Laboratories Ltd. ADR	24	406
Elan Corp. PLC ADR[1,2]	160	4,309
Forest Laboratories Inc.[1]	146	6,063
GlaxoSmithKline PLC ADR	1,186	52,860
Hospira Inc.[1]	64	1,849
Kinetic Concepts Inc.[1]	15	975
King Pharmaceuticals Inc.[1]	128	1,345
K-V Pharmaceutical Co. Class A1	29	596
Lilly (Eli) & Co.	389	21,099
Medco Health Solutions Inc.[1]	112	4,768

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Medicis Pharmaceutical Corp. Class A	22	$794
Merck & Co. Inc.	897	25,161
Mylan Laboratories Inc.[2]	114	1,896
NBTY Inc.[1]	17	465
Novartis AG ADR	1,010	48,359
Novo-Nordisk A/S ADR[2]	118	6,307
Omnicare Inc.	48	1,476
Par Pharmaceutical Companies Inc.[1]	14	531
Pfizer Inc.	3,066	74,075
Sanofi-Aventis ADR	819	30,483
Schering AG ADR	70	4,726
Schering-Plough Corp.	606	11,247
Serono SA ADR[2]	116	1,791
Valeant Pharmaceuticals International	34	849
Watson Pharmaceuticals Inc.[1]	48	1,432
Wyeth	538	21,321

		424,750

PIPELINES – 0.35%
Dynegy Inc. Class A1,2	116	516
El Paso Corp.	264	2,870
Enbridge Inc.	64	3,242
Equitable Resources Inc.	26	1,483
Kinder Morgan Inc.	40	3,002
National Fuel Gas Co.[2]	32	902
Questar Corp.	34	1,727
TransCanada Corp.	200	4,790
Transportadora de Gas del Sur SA ADR[1]	24	140
Western Gas Resources Inc.	20	609
Williams Companies Inc.	214	3,597

		22,878

REAL ESTATE – 0.09%
Bluegreen Corp.[1]	6	128
Brookfield Properties Corp.	34	1,241
Forest City Enterprises Inc. Class A	10	580
Forest City Enterprises Inc. Class B	2	117
Irsa Inversiones y Representaciones SA GDR[1]	8	98
Jones Lang LaSalle Inc.[1]	12	429
LNR Property Corp.	8	504
MI Developments Inc. Class A	18	554
St. Joe Co. (The)	24	1,651
Trammell Crow Co.[1]	14	237

		5,539

REAL ESTATE INVESTMENT TRUSTS – 1.64%
Affordable Residential Communities Inc.	10	127
Alexandria Real Estate Equities Inc.	8	532
AMB Property Corp.	34	1,266
American Financial Realty Trust	44	662
American Home Mortgage Investment Corp.	14	468
AMLI Residential Properties Trust	25	728
Annaly Mortgage Management Inc.[2]	48	941
Anthracite Capital Inc.	18	216
Anworth Mortgage Asset Corp.	18	179
Apartment Investment & Management Co. Class A	46	1,651
Archstone-Smith Trust	74	2,538
Arden Realty Group Inc.	26	877
Ashford Hospitality Trust Inc.	10	100
AvalonBay Communities Inc.	30	2,008
Bedford Property Investors Inc.	6	151
Boston Properties Inc.	44	2,542
Boykin Lodging Co.[1]	8	73
Brandywine Realty Trust	16	443
BRE Properties Inc. Class A	20	735
Camden Property Trust[2]	14	634
Capital Lease Funding Inc.	48	599
CarrAmerica Realty Corp.	22	668
Catellus Development Corp.	52	1,395
CBL & Associates Properties Inc.	19	1,307
Cedar Shopping Centers Inc.	6	83
CenterPoint Properties Trust	20	849
Colonial Properties Trust[2]	10	363
Commercial Net Lease Realty Inc.[2]	20	375
Cornerstone Realty Income Trust Inc.	22	211
Corporate Office Properties Trust	12	309
Correctional Properties Trust	4	104
Cousins Properties Inc.	16	485
Crescent Real Estate Equities Co.	38	630
CRIIMI MAE Inc.[1]	6	97
CRT Properties Inc.	8	184

72	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Developers Diversified Realty Corp.	34	$1,352
Duke Realty Corp.	52	1,617
EastGroup Properties Inc.	20	724
Entertainment Properties Trust	8	337
Equity Inns Inc.	18	196
Equity Lifestyle Properties Inc.	23	788
Equity Office Properties Trust	166	4,645
Equity One Inc.	16	327
Equity Residential	114	3,596
Essex Property Trust Inc.	8	576
Federal Realty Investment Trust	20	944
FelCor Lodging Trust Inc.[1]	20	279
First Industrial Realty Trust Inc.	16	626
First Potomac Realty Trust	4	86
Gables Residential Trust	12	402
General Growth Properties Inc.	88	2,796
Getty Realty Corp.	8	214
Glenborough Realty Trust Inc.	12	231
Glimcher Realty Trust[2]	34	870
Government Properties Trust Inc.	8	75
Health Care Property Investors Inc.	54	1,402
Health Care REIT Inc.	20	670
Healthcare Realty Trust Inc.	18	656
Heritage Property Investment Trust Inc.[2]	10	294
Highland Hospitality Corp.	12	130
Highwoods Properties Inc.[2]	22	539
Home Properties Inc.	24	970
Hospitality Properties Trust	26	1,109
Host Marriott Corp.	98	1,568
HRPT Properties Trust	72	858
Impac Mortgage Holdings Inc.	26	594
Inland Real Estate Corp.	34	516
Innkeepers USA Trust	14	189
iStar Financial Inc.	42	1,758
Kilroy Realty Corp.	12	469
Kimco Realty Corp.	38	2,013
Kramont Realty Trust	30	702
LaSalle Hotel Properties	10	303
Lexington Corporate Properties Trust	20	428
Liberty Property Trust	32	1,250
LTC Properties Inc.	6	117
Luminent Mortgage Capital Inc.	10	111
Macerich Co. (The)	24	1,373
Mack-Cali Realty Corp.	24	1,008
Maguire Properties Inc.	16	378
Meristar Hospitality Corp.[1]	24	185
MFA Mortgage Investments Inc.	30	251
Mid-America Apartment Communities Inc.	20	756
Mills Corp.	24	1,342
National Health Investors Inc.	10	256
Nationwide Health Properties Inc.	26	564
New Century Financial Corp.	17	1,018
New Plan Excel Realty Trust Inc.[2]	40	1,011
Newcastle Investment Corp.	28	847
Novastar Financial Inc.[2]	20	921
Omega Healthcare Investors Inc.	18	202
Pan Pacific Retail Properties Inc.	16	926
Parkway Properties Inc.	4	186
Pennsylvania Real Estate Investment Trust	29	1,161
Plum Creek Timber Co. Inc.	76	2,715
Post Properties Inc.[2]	16	507
Prentiss Properties Trust	16	573
ProLogis	70	2,670
Public Storage Inc.	36	1,890
RAIT Investment Trust	8	208
Ramco-Gershenson Properties Trust	20	564
Rayonier Inc.	20	890
Realty Income Corp.[2]	32	746
Reckson Associates Realty Corp.	24	736
Redwood Trust Inc.	17	963
Regency Centers Corp.	22	1,087
Saul Centers Inc.	4	134
Senior Housing Properties Trust	20	331
Shurgard Storage Centers Inc. Class A	18	736
Simon Property Group Inc.	83	4,922
SL Green Realty Corp.	14	745
Sovran Self Storage Inc.	16	637
Summit Properties Inc.	14	426
Sun Communities Inc.	8	297
Tanger Factory Outlet Centers Inc.	34	802
Taubman Centers Inc.	20	540
Thornburg Mortgage Inc.[2]	32	891

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Town & Country Trust (The)[2]	6	$154
Trizec Properties Inc.	38	673
U.S. Restaurant Properties Inc.[2]	8	134
United Dominion Realty Trust Inc.	50	1,111
Universal Health Realty Income Trust	4	121
Urstadt Biddle Properties Inc. Class A	8	128
Ventas Inc.	34	870
Vornado Realty Trust	42	2,904
Washington Real Estate Investment Trust	18	545
Weingarten Realty Investors	30	1,073
Winston Hotels Inc.	10	113

		106,078

RETAIL – 4.45%
Abercrombie & Fitch Co. Class A	40	2,005
Advance Auto Parts Inc.[1]	34	1,465
Aeropostale Inc.[1]	21	584
AnnTaylor Stores Corp.[1]	28	602
Asbury Automotive Group Inc.[1]	6	101
AutoNation Inc.[1]	84	1,599
AutoZone Inc.[1],[2]	28	2,499
Barnes & Noble Inc.[1]	22	719
Best Buy Co. Inc.	110	5,917
Big Lots Inc.[1],[2]	48	540
BJ’s Wholesale Club Inc.[1],[2]	28	801
Bombay Co. Inc. (The)[1]	14	82
Borders Group Inc.	32	840
Brinker International Inc.[1]	40	1,504
Buckle Inc. (The)	4	114
Burlington Coat Factory Warehouse Corp.	8	206
CarMax Inc.[1],[2]	53	1,533
Cash America International Inc.	12	343
Cato Corp. Class A	8	243
CEC Entertainment Inc.[1]	16	626
Chico’s FAS Inc.[1],[2]	36	1,896
Christopher & Banks Corp.	16	284
Circuit City Stores Inc.	78	1,117
CKE Restaurants Inc.[1],[2]	20	290
Claire’s Stores Inc.	34	701
Coles Myer Ltd. ADR	62	3,564
CSK Auto Corp.[1]	18	284
CVS Corp.	162	7,509
Darden Restaurants Inc.	62	1,833
Dave & Buster’s Inc.[1]	6	113
Delhaize Le Lion SA ADR	38	2,797
Dick’s Sporting Goods Inc.[1],[2]	12	408
Dillard’s Inc. Class A	28	735
Dollar General Corp.	126	2,546
Family Dollar Stores Inc.	68	2,275
Federated Department Stores Inc.	74	4,203
Foot Locker Inc.	60	1,615
GameStop Corp.[1],[2]	8	153
GameStop Corp. Class B1	8	155
Gap Inc. (The)	270	5,943
Genesco Inc.[1],[2]	8	232
Group 1 Automotive Inc.[1]	8	234
Grupo Elektra SA de CV ADR	8	274
Hancock Fabrics Inc.	8	72
Haverty Furniture Companies Inc.	8	143
Home Depot Inc.	902	37,217
IHOP Corp.	8	345
Jack in the Box Inc.[1]	16	553
Jo-Ann Stores Inc.[1]	8	219
Kenneth Cole Productions Inc. Class A	17	454
Kohl’s Corp.[1]	126	5,923
Landry’s Restaurants Inc.[2]	10	282
Limited Brands Inc.	154	3,650
Linens ‘n Things Inc.[1]	18	466
Lithia Motors Inc. Class A	6	163
Longs Drug Stores Corp.[2]	12	315
Lowe’s Companies Inc.	291	16,584
Luby’s Inc.[1]	10	59
MarineMax Inc.[1]	4	126
May Department Stores Co. (The)	120	4,068
McDonald’s Corp.	510	16,519
Men’s Wearhouse Inc. (The)[1],[2]	14	466
Michaels Stores Inc.	56	1,722
Mitchells & Butlers PLC ADR	216	1,328
Movado Group Inc.	8	146
MSC Industrial Direct Co. Inc. Class A	16	554
Neiman-Marcus Group Inc. Class A	12	803
Neiman-Marcus Group Inc. Class B	6	374
99 Cents Only Stores[1]	20	300

74	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Nordstrom Inc.	42	$2,027
Nu Skin Enterprises Inc. Class A	22	514
Office Depot Inc.[1]	128	2,213
OfficeMax Inc.	36	1,062
Outback Steakhouse Inc.[2]	28	1,289
Payless ShoeSource Inc.[1]	28	331
Penney (J.C.) Co. Inc. (Holding Co.)	108	4,614
Pier 1 Imports Inc.	36	638
RadioShack Corp.	68	2,252
Regis Corp.	18	718
Retail Ventures Inc.[1]	14	97
Rite Aid Corp.[1]	184	651
Ruby Tuesday Inc.	28	712
Saks Inc.	50	712
Sears, Roebuck and Co.	81	4,070
7-Eleven Inc.[1]	12	286
ShopKo Stores Inc.[1]	12	216
Sonic Automotive Inc.	12	280
Steak n Shake Co. (The)[1]	10	197
Talbots Inc. (The)	10	271
Target Corp.	339	17,211
Tiffany & Co.	60	1,886
TJX Companies Inc.	208	5,208
Too Inc.[1]	14	380
Toys R Us Inc.[1]	88	1,888
Triarc Companies Inc. Class B2	12	177
United Auto Group Inc.	8	226
Walgreen Co.	422	17,981
Wal-Mart Stores Inc.	1,067	55,911
Wendy’s International Inc.	44	1,726
Williams-Sonoma Inc.[1]	40	1,384
World Fuel Services Corp.	4	203
Yum! Brands Inc.	120	5,562
Zale Corp.[1]	20	531

		287,759

SAVINGS & LOANS – 0.49%
Astoria Financial Corp.	30	1,129
BankAtlantic Bancorp Inc. Class A	20	384
Commercial Federal Corp.	18	505
Downey Financial Corp.	8	510
FirstFed Financial Corp.[1]	6	319
Flagstar Bancorp Inc.[2]	12	252
Golden West Financial Corp.	121	7,819
New York Community Bancorp Inc.[2]	100	1,783
Ocwen Financial Corp.[1],[2]	16	138
PFF Bancorp Inc.	6	258
Provident Financial Services Inc.	26	470
Sovereign Bancorp Inc.	143	3,252
Washington Mutual Inc.	349	14,082
Webster Financial Corp.	20	897

		31,798

SEMICONDUCTORS – 0.98%
Advanced Micro Devices Inc.[1]	153	2,417
Advanced Semiconductor Engineering Inc. ADR[1]	235	799
Agere Systems Inc. Class A1	465	670
Agere Systems Inc. Class B1	416	599
Analog Devices Inc.	154	5,527
Fairchild Semiconductor International Inc. Class A1	30	428
Freescale Semiconductor Inc. Class A1	50	855
Freescale Semiconductor Inc. Class B1	105	1,834
Infineon Technologies AG ADR[1]	242	2,243
International Rectifier Corp.[1]	32	1,253
MEMC Electronic Materials Inc.[1]	82	1,009
Micron Technology Inc.[1]	294	3,061
National Semiconductor Corp.	165	2,793
Semiconductor Manufacturing International Corp. ADR[1]	168	1,704
STMicroelectronics NV NYS[2]	246	4,116
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,431	12,521
Teradyne Inc.[1]	83	1,164
Texas Instruments Inc.	710	16,479
United Microelectronics Corp. ADR[1]	1,072	3,784
Zarlink Semiconductor Inc.[1]	52	89

		63,345

SOFTWARE – 0.88%
Automatic Data Processing Inc.	234	10,174
BMC Software Inc.[1]	92	1,548
Certegy Inc.	26	910
Computer Associates International Inc.[2]	192	5,220

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Dun & Bradstreet Corp.[1]	29	$1,685
eFunds Corp.[1]	20	446
Fair Isaac Corp.	33	1,140
First Data Corp.	344	14,015
Global Payments Inc.	12	687
IMS Health Inc.	98	2,291
Keane Inc.[1]	24	314
Konami Corp. ADR	36	795
Midway Games Inc.[1]	12	117
MSC Software Corp.[1]	12	124
SAP AG ADR[2]	340	13,165
Satyam Computer Services Ltd. ADR	66	1,601
Sybase Inc.[1]	40	779
SYNNEX Corp.[1]	10	225
Total System Services Inc.	16	378
Wipro Ltd. ADR[2]	48	1,056

		56,670

TELECOMMUNICATIONS – 7.67%
Alcatel SA ADR[1],[2]	506	7,246
Alltel Corp.	118	6,495
Amdocs Ltd.[1]	77	2,291
America Movil SA de CV Series L ADR	129	6,845
American Tower Corp. Class A1	88	1,595
Anixter International Inc.	14	468
AT&T Corp.	326	6,256
Avaya Inc.[1]	182	2,612
BCE Inc.	381	9,083
BellSouth Corp.	735	19,286
British Telecom PLC ADR	356	14,101
Cable & Wireless PLC ADR	328	2,263
CenturyTel Inc.	56	1,826
Chilesat Corp. SA ADR[1],[3]	5	12
China Mobile Hong Kong Ltd. ADR	340	5,352
China Netcom Group Corp. Ltd. ADR[1]	28	804
China Telecom Corp. Ltd. ADR	56	2,090
China Unicom Ltd. ADR	116	949
Cincinnati Bell Inc.[1]	100	425
Citizens Communications Co.	118	1,592
CommScope Inc.[1],[2]	20	301
Companhia Anonima Nacional Telefonos de Venezuela ADR	22	436
Corning Inc.[1]	556	6,083
Crown Castle International Corp.[1]	90	1,476
Deutsche Telekom AG ADR[1],[2]	1,051	22,733
Enterasys Networks Inc.[1]	434	612
France Telecom SA ADR	580	18,189
Harris Corp.	28	1,814
Hellenic Telecommunications Organization SA	232	2,097
Hutchison Telecommunications International Ltd. ADR[1]	56	750
Hypercom Corp.[1]	14	77
IDT Corp.[1]	8	114
IDT Corp. Class B1	18	264
KT Corp. ADR	116	2,513
Lucent Technologies Inc.[1],[2]	1,758	5,731
Mahanagar Telephone Nigam Ltd. ADR	44	310
MasTec Inc.[1]	12	107
Matav Rt ADR	36	852
mmO2 PLC ADR[1]	358	8,417
Mobile Telesystems ADR	40	1,439
Motorola Inc.	960	15,110
Nippon Telegraph & Telephone Corp. ADR	432	9,081
Nokia OYJ ADR	1,914	29,246
Nortel Networks Corp.[1]	1,716	5,577
NTT DoCoMo Inc. ADR	784	13,642
PCCW Ltd. ADR	158	902
Philippine Long Distance Telephone Co. ADR[1]	50	1,300
Plantronics Inc.	18	670
Portugal Telecom SGPS ADR	468	5,794
Price Communications Corp.[1]	18	313
Pt Indosat Tbk ADR	18	561
PT Telekomunikasi Indonesia ADR	84	1,743
Qwest Communications International Inc.[1]	596	2,503
Rostelecom ADR	24	259
Royal KPN NV ADR	828	7,974
SBC Communications Inc.	1,333	31,672
Scientific-Atlanta Inc.	62	1,879
SK Telecom Co. Ltd. ADR	222	4,431
SpectraSite Inc.[1]	19	1,113
Spirent PLC ADR[1]	74	367

76	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares	Value
Sprint Corp. (FON Group)	529	$12,606
Swisscom AG ADR	102	3,866
TDC A/S ADR	104	2,168
Telecom Argentina SA ADR[1]	32	361
Telecom Corp. of New Zealand Ltd. ADR	100	3,515
Telecom Italia SpA ADR	352	13,943
Telefonica Moviles SA ADR	136	1,752
Telefonica SA ADR	592	32,270
Telefonos de Mexico ADR	127	4,731
Telekom Austria AG ADR	54	2,060
Telkom SA Ltd. ADR	18	1,290
Telstra Corp. Ltd. ADR	182	3,504
TELUS Corp.	66	1,848
Turkcell Iletisim Hizmetleri AS ADR	54	968
Verizon Communications Inc.	1,112	39,576
Videsh Sanchar Nigam Ltd. ADR	16	161
Vimpel-Communications ADR[1]	36	1,303
Vodafone Group PLC ADR	2,669	69,341

		495,306

TEXTILES – 0.04%
Angelica Corp.[2]	21	601
Mohawk Industries Inc.[1]	22	1,947
UniFirst Corp.	4	156

		2,704

TOYS, GAMES & HOBBIES – 0.09%
Action Performance Companies Inc.[2]	6	63
Department 56 Inc.[1]	6	96
Hasbro Inc.	64	1,254
LeapFrog Enterprises Inc.[1,2]	12	159
Marvel Enterprises Inc.[1]	28	500
Mattel Inc.	178	3,462

		5,534

TRANSPORTATION – 1.18%
Burlington Northern Santa Fe Corp.	146	7,034
Canadian National Railway Co.	117	6,956
Canadian Pacific Railway Ltd.	66	2,223
CHC Helicopter Corp. Class A	6	257
CNF Inc.	20	938
CP Ships Ltd.	36	485
CSX Corp.	88	3,517
FedEx Corp.	120	11,478
Florida East Coast Industries Inc.	16	689
Frontline Ltd.	18	914
General Maritime Corp.[1,2]	14	643
Genesee & Wyoming Inc. Class A1	8	202
Grupo TMM SA ADR[1]	12	39
Guangshen Railway Co. Ltd. ADR	12	239
Kansas City Southern Industries Inc.[1,2]	26	454
Kirby Corp.[1]	8	352
Laidlaw International Inc.[1]	42	914
Norfolk Southern Corp.	158	5,517
Offshore Logistics Inc.[1]	8	255
OMI Corp.	49	858
Overseas Shipholding Group Inc.	10	558
RailAmerica Inc.[1]	12	156
Ryder System Inc.	26	1,184
Sea Containers Ltd. Class A	8	137
Ship Finance International Ltd.	25	569
SIRVA Inc.[1]	30	266
Teekay Shipping Corp.	33	1,464
TPG NV ADR	130	3,559
Tsakos Energy Navigation Ltd.	8	288
Union Pacific Corp.	106	6,318
United Parcel Service Inc. Class B	237	17,699

		76,162

TRUCKING & LEASING – 0.01%
GATX Corp.	16	476

		476

WATER – 0.29%
American States Water Co.	6	156
Aqua America Inc.	38	913
California Water Service Group[2]	6	195
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	14	185
Suez SA ADR	384	10,426
United Utilities PLC ADR[2]	114	2,788
Veolia Environnement ADR	106	3,799

		18,462

TOTAL COMMON STOCKS (Cost: $6,072,378)		6,450,923

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares or Principal	Value
PREFERRED STOCKS – 0.00%

REAL ESTATE INVESTMENT TRUSTS – 0.00%
Public Storage Inc. Class A	4	$115

		115

TOTAL PREFERRED STOCKS (Cost: $122 )		115

SHORT-TERM INVESTMENTS – 5.18%

COMMERCIAL PAPER[5] – 0.83%
Bryant Park Funding LLC 2.50%, 03/16/05	$182	182
Chariot Funding LLC 2.49% - 2.50%, 02/17/05 - 02/22/05	1,424	1,422
Corporate Asset Funding 2.21% - 2.26%, 02/03/05 - 02/07/05	3,179	3,178
CRC Funding LLC 2.21%, 02/07/05	454	454
DEPFA Bank PLC 2.28%, 05/03/05	908	904
Edison Asset Securitization 2.26%, 05/04/05	2,271	2,257
Falcon Asset Securitization Corp. 2.30% - 2.49%, 02/02/05 - 02/22/05	3,633	3,630
Ford Credit Auto Receivables 2.28%, 04/27/05	1,362	1,356
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	2,271	2,265
Fortis Funding LLC 2.35%, 05/09/05	2,543	2,527
General Electric Capital Corp. 2.24% - 2.74%, 02/01/05 - 07/07/05	11,807	11,796
Giro Funding US Corp. 2.20% - 2.33%, 02/02/05 - 02/08/05	1,917	1,916
Grampian Funding LLC 2.27% - 2.49%, 02/01/05 - 03/23/05	2,271	2,267

Security	Principal	Value
Jupiter Securitization Corp. 2.30%, 02/01/05	$908	$908
Liberty Street Funding Corp. 2.30% - 2.50%, 02/01/05 - 02/25/05	1,453	1,452
Moat Funding LLC 2.50%, 03/23/05	363	362
Mortgage Interest Networking Trust 2.24%, 02/01/05	1,181	1,181
Nationwide Building Society 2.21%, 02/10/05	1,816	1,815
New Center Asset Trust 2.25%, 02/02/05	1,707	1,707
Nordea North America Inc. 2.74%, 07/11/05	908	897
Park Granada LLC 2.55%, 03/21/05	363	362
Preferred Receivables Funding Corp. 2.30%, 02/02/05	908	908
Santander Central Hispano 2.75%, 07/08/05	2,271	2,243
Scaldis Capital LLC 2.49% - 2.75%, 02/25/05 - 07/08/05	4,088	4,076
Solitaire Funding Ltd. 2.28%, 02/02/05	1,158	1,158
Thames Asset Global Securitization No. 1 Inc. 2.48% - 2.49%, 02/22/05	1,789	1,787
Windmill Funding Corp. 2.55%, 03/08/05	636	634

		53,644

FLOATING RATE NOTES[5] – 2.03%
American Express Centurion Bank 2.48%, 01/24/06	2,725	2,725
American Express Credit Corp. 2.56%, 10/26/05	3,633	3,634
Bank of Nova Scotia 2.32% - 2.45%, 09/26/05 - 01/03/06	1,181	1,180
Beta Finance Inc. 2.33% - 2.66%, 03/15/05 - 10/27/05[6]	6,812	6,812

78	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Principal	Value
Canadian Imperial Bank of Commerce 2.37% - 2.52%, 09/13/05 - 12/14/05	$6,176	$6,174
Cancara Asset Securitisation LLC 2.44%, 02/15/05	3,215	3,215
CC USA Inc. 2.33% - 2.66%, 05/04/05 - 07/29/05[6]	3,633	3,632
Commodore CDO Ltd. 2.55%, 12/12/05	454	454
Den Danske Bank NY 2.37% - 2.47%, 08/12/05 - 10/17/05	5,449	5,448
DEPFA Bank PLC 2.47%, 12/15/05	1,816	1,816
Dorada Finance Inc. 2.66%, 07/29/05[6]	1,508	1,507
Fairway Finance LLC 2.40%, 03/14/05	1,816	1,816
Fifth Third Bancorp 2.48%, 02/23/06[6]	3,633	3,633
Five Finance Inc. 2.53%, 04/29/05[6]	1,453	1,453
General Electric Capital Corp. 2.52%, 02/09/06	817	819
General Electric Commercial Equipment Financing LLC 2.46%, 11/20/05	894	894
Hartford Life Global Funding Trust 2.53%, 02/15/06	1,816	1,816
HBOS Treasury Services PLC 2.38% - 2.55%, 01/10/06 - 01/24/06	5,449	5,448
K2 USA LLC 2.38% - 2.65%, 06/10/05 - 10/20/05[6]	6,358	6,356
Leafs LLC 2.50%, 01/20/06	1,362	1,362
Links Finance LLC 2.43% - 2.72%, 04/15/05 - 02/06/06[6]	7,447	7,449
National City Bank (Ohio) 2.35% - 2.45%, 06/10/05 - 08/09/05	4,541	4,540
Nationwide Building Society 2.40% - 2.58%, 01/06/06 - 01/27/06[6]	6,721	6,722
Norddeutsche Landesbank 2.63%, 07/27/05	1,816	1,816
Northern Rock PLC 2.45% - 2.50%, 10/25/05 - 02/03/06[6]	5,449	5,449
Permanent Financing PLC 2.37% - 2.40%, 03/10/05 - 09/12/05	4,904	4,905
Sedna Finance Inc. 2.45%, 01/10/06 - 01/17/06[6]	999	1,000
Sigma Finance Inc. 2.35% - 2.66%, 08/17/05 - 01/09/06[6]	9,264	9,265
Tango Finance Corp. 2.24% - 2.50%, 02/25/05 - 09/15/05[6]	6,606	6,606
Wachovia Asset Securitization Inc. 2.52%, 02/25/05	5,450	5,450
WhistleJacket Capital LLC 2.39% - 2.46%, 06/15/05 - 01/17/06[6]	6,358	6,357
White Pine Finance LLC 2.29% - 2.57%, 03/29/05 - 01/13/06[6]	9,936	9,934
Winston Funding Ltd. 2.75%, 04/25/05[6]	1,297	1,297

		130,984

MEDIUM-TERM NOTES[5] – 0.05%
CC USA Inc. 1.29% - 1.51%, 02/15/05 - 04/15/05[6]	2,997	2,997
WhistleJacket Capital LLC 1.32%, 02/04/05[6]	454	454

		3,451

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2005

Security	Shares or Principal	Value
MONEY MARKET FUNDS[5] – 0.75%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4]	7,266	$7,266
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4]	22,147	22,147
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4]	18,164	18,164
BlackRock Temp Cash Money Market Fund	339	339
Short-Term Investment Co.- Prime Money Market Portfolio, Institutional Shares	685	685

		48,601

REPURCHASE AGREEMENTS[5] – 0.84%
Bank of America N.A. 2.51%, 02/01/05[7]	$18,164	18,164
Goldman Sachs & Co. 2.50%, 02/01/05[7]	18,164	18,164
Merrill Lynch Government Securities Inc. 2.50%, 02/01/05[7]	18,164	18,164

		54,492

TIME DEPOSITS[5] – 0.60%
Abbey National Treasury Services PLC 1.33% - 1.39%, 02/02/05 - 04/08/05	3,088	3,087
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	2,725	2,724
BNP Paribas (New York) 2.78%, 07/11/05	1,816	1,816
First Tennessee Bank 2.31%, 02/03/05	1,816	1,816
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	2,979	2,979
Natexis Banques 2.32% - 2.50%, 02/02/05 - 03/22/05	1,816	1,816
National City Bank (Ohio) 2.50%, 02/01/05	2,433	2,433
Norddeutsche Landesbank 2.11%, 06/07/05	1,816	1,816

Security	Principal	Value
Royal Bank of Scotland 2.54%, 03/22/05	$454	$454
Societe Generale 2.51%, 02/01/05	1,816	1,816
Toronto-Dominion Bank 1.22% - 2.66%, 02/10/05-11/09/05	7,992	7,994
UBS Finance (Connecticut) 2.67%, 11/09/05	727	727
Washington Mutual Bank 2.27% - 2.35%, 02/02/05	4,541	4,541
Wells Fargo Bank N.A. 2.53%, 02/01/05 - 03/22/05	4,541	4,541

		38,560

U.S. GOVERNMENT AGENCY NOTES [5] –0.08%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	2,177	2,171
Federal National Mortgage Association 2.33%, 07/22/05	2,725	2,695

		4,866

TOTAL SHORT-TERM INVESTMENTS (Cost: $334,598 )		334,598

TOTAL INVESTMENTS IN SECURITIES – 105.03% (Cost: $6,407,098 )		6,785,636
Other Assets, Less Liabilities – (5.03%)		(325,004)

NET ASSETS – 100.00%		$6,460,632

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

NVS - Non-Voting Shares

NYS - New York Registered Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 4.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	All or a portion of these securities represent an investment of securities lending collateral. See Note 4.
[6]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

See notes to financial statements.

80	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.94%

AEROSPACE & DEFENSE – 1.77%
Boeing Co. (The)	3,314	$167,688
Lockheed Martin Corp.	1,650	95,387
United Technologies Corp.	2,378	239,417

		502,492

AGRICULTURE – 2.15%
Altria Group Inc.	9,528	608,172

		608,172

AUTO MANUFACTURERS – 0.66%
Ford Motor Co.[1]	8,161	107,480
General Motors Corp.[1]	2,161	79,546

		187,026

BANKS – 8.65%
Bank of America Corp.	18,886	875,744
Bank of New York Co. Inc. (The)	3,617	107,461
BB&T Corp.	2,562	101,122
National City Corp.	2,684	95,416
SunTrust Banks Inc.[1]	1,656	119,265
U.S. Bancorp	8,737	262,547
Wachovia Corp.	7,467	409,565
Wells Fargo & Co.	7,847	481,021

		2,452,141

BEVERAGES – 3.67%
Anheuser-Busch Companies Inc.	3,723	183,097
Coca-Cola Co. (The)	10,456	433,819
PepsiCo Inc.[1]	7,869	422,565

		1,039,481

BIOTECHNOLOGY – 0.36%
Genentech Inc.[2]	2,149	102,529

		102,529

CHEMICALS – 1.55%
Dow Chemical Co. (The)	4,373	217,338
Du Pont (E.I.) de Nemours and Co.	4,637	220,536

		437,874

COMMERCIAL SERVICES – 0.39%
Cendant Corp.	4,736	111,533

		111,533

COMPUTERS – 4.03%
EMC Corp.[2]	11,274	147,689
Hewlett-Packard Co.[1]	12,729	249,361
International Business Machines Corp.	7,988	746,239

		1,143,289

COSMETICS & PERSONAL CARE – 3.96%
Colgate-Palmolive Co.	2,475	130,037
Gillette Co. (The)	4,244	215,256
Kimberly-Clark Corp.	2,256	147,791
Procter & Gamble Co.	11,805	628,380

		1,121,464

DIVERSIFIED FINANCIAL SERVICES – 12.48%
American Express Co.	5,228	278,914
Citigroup Inc.	24,035	1,178,917
Federal Home Loan Mortgage Corp.	3,201	208,993
Federal National Mortgage Association	4,503	290,804
Goldman Sachs Group Inc. (The)	1,918	206,856
JP Morgan Chase & Co.	16,541	617,476
Lehman Brothers Holdings Inc.	1,253	114,261
MBNA Corp.	5,245	139,412
Merrill Lynch & Co. Inc.	4,003	240,460
Morgan Stanley	4,656	260,550

		3,536,643

ELECTRIC – 1.69%
Dominion Resources Inc.	1,572	109,065
Duke Energy Corp.[1]	4,365	116,938
Exelon Corp.	3,063	135,538
Southern Co. (The)	3,436	116,034

		477,575

ELECTRICAL COMPONENTS & EQUIPMENT – 0.47%
Emerson Electric Co.[1]	1,959	131,723

		131,723

FOOD – 0.36%
Sysco Corp.	2,954	103,301

		103,301

FOREST PRODUCTS & PAPER – 0.31%
International Paper Co.	2,267	88,753

		88,753

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2005

Security	Shares	Value
HEALTH CARE-PRODUCTS – 4.62%
Alcon Inc.	360	$28,512
Boston Scientific Corp.[2]	2,818	93,163
Johnson & Johnson[1]	13,781	891,631
Medtronic Inc.	5,623	295,151

		1,308,457

HEALTH CARE-SERVICES – 0.97%
UnitedHealth Group Inc.	3,093	274,968

		274,968

INSURANCE – 4.20%
Allstate Corp. (The)	3,219	162,366
American International Group Inc.	10,627	704,464
MetLife Inc.	1,950	77,513
Prudential Financial Inc.	2,400	129,384
St. Paul Travelers Companies Inc.[1]	3,103	116,487

		1,190,214

LEISURE TIME – 0.40%
Carnival Corp.	1,987	114,451

		114,451

MACHINERY – 0.50%
Caterpillar Inc.	1,596	142,204

		142,204

MANUFACTURING – 9.27%
General Electric Co.	49,065	1,772,718
Honeywell International Inc.	3,664	131,831
Illinois Tool Works Inc.	1,200	104,376
3M Co.[1]	3,341	281,847
Tyco International Ltd.	9,344	337,692

		2,628,464

MEDIA – 4.47%
Clear Channel Communications Inc.	2,492	80,816
DIRECTV Group Inc. (The)[2]	4,248	63,932
Gannett Co. Inc.	1,259	100,770
Liberty Media Corp. Class A	11,906	124,299
Time Warner Inc.[2]	20,471	368,478
Viacom Inc. Class B	6,845	255,592
Walt Disney Co. (The)	9,540	273,130

		1,267,017

MINING – 0.42%
Alcoa Inc.	4,056	119,693

		119,693

OIL & GAS – 8.76%
ChevronTexaco Corp.[1]	9,893	538,179
ConocoPhillips	2,907	269,741
Exxon Mobil Corp.	30,393	1,568,279
Occidental Petroleum Corp.	1,809	105,609

		2,481,808

OIL & GAS SERVICES – 0.66%
Schlumberger Ltd.	2,733	185,953

		185,953

PHARMACEUTICALS – 8.48%
Abbott Laboratories[1]	7,262	326,935
Bristol-Myers Squibb Co.	9,042	211,944
Cardinal Health Inc.	1,997	112,471
Lilly (Eli) & Co.	4,488	243,429
Merck & Co. Inc.	10,321	289,504
Pfizer Inc.	35,057	846,977
Schering-Plough Corp.	6,834	126,839
Wyeth	6,201	245,746

		2,403,845

RETAIL – 6.50%
Home Depot Inc.	10,337	426,505
Lowe’s Companies Inc.[1]	3,296	187,839
McDonald’s Corp.[1]	5,828	188,769
Target Corp.	3,830	194,449
Walgreen Co.	4,760	202,824
Wal-Mart Stores Inc.	12,244	641,586

		1,841,972

SAVINGS & LOANS – 0.58%
Washington Mutual Inc.	4,052	163,498

		163,498

SEMICONDUCTORS – 0.66%
Texas Instruments Inc.	8,043	186,678

		186,678

SOFTWARE – 0.99%
Automatic Data Processing Inc.	2,748	119,483
First Data Corp.	3,984	162,308

		281,791

TELECOMMUNICATIONS – 4.79%
BellSouth Corp.	8,521	223,591
Motorola Inc.	10,890	171,409
SBC Communications Inc.	15,404	365,999

82	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2005

Security	Shares or Principal	Value
Sprint Corp. (FON Group)	5,874	$139,977
Verizon Communications Inc.	12,858	457,616

		1,358,592

TRANSPORTATION – 1.17%
FedEx Corp.	1,387	132,667
United Parcel Service Inc. Class B	2,681	200,217

		332,884

TOTAL COMMON STOCKS (Cost: $ 27,841,497 )		28,326,485

SHORT-TERM INVESTMENTS – 4.61%

COMMERCIAL PAPER[3] – 0.73%
Bryant Park Funding LLC 2.50%, 03/16/05	$702	700
Chariot Funding LLC 2.49% - 2.50%, 02/17/05 - 02/22/05	5,507	5,500
Corporate Asset Funding 2.21% - 2.26%, 02/03/05 - 02/07/05	12,291	12,289
CRC Funding LLC 2.21%, 02/07/05	1,756	1,756
DEPFA Bank PLC 2.28%, 05/03/05	3,512	3,492
Edison Asset Securitization 2.26%, 05/04/05	8,779	8,729
Falcon Asset Securitization Corp. 2.30% - 2.49%, 02/02/05 - 02/22/05	14,047	14,036
Ford Credit Auto Receivables 2.28%, 04/27/05	5,268	5,240
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	8,779	8,758
Fortis Funding LLC 2.35%, 05/09/05	9,833	9,771
General Electric Capital Corp. 2.24% - 2.74%, 02/01/05 - 07/07/05	45,652	45,609
Giro Funding US Corp. 2.20% - 2.33%, 02/02/05 - 02/08/05	7,411	7,410

Security	Principal	Value
Grampian Funding LLC 2.27% - 2.49%, 02/01/05 - 03/23/05	$8,779	$8,768
Jupiter Securitization Corp. 2.30%, 02/01/05	3,512	3,512
Liberty Street Funding Corp. 2.30% - 2.50%, 02/01/05 - 02/25/05	5,619	5,616
Moat Funding LLC 2.50%, 03/23/05	1,405	1,400
Mortgage Interest Networking Trust 2.24%, 02/01/05	4,565	4,565
Nationwide Building Society 2.21%, 02/10/05	7,023	7,020
New Center Asset Trust 2.25%, 02/02/05	6,602	6,602
Nordea North America Inc. 2.74%, 07/11/05	3,512	3,469
Park Granada LLC 2.55%, 03/21/05	1,405	1,400
Preferred Receivables Funding Corp. 2.30%, 02/02/05	3,512	3,511
Santander Central Hispano 2.75%, 07/08/05	8,779	8,674
Scaldis Capital LLC 2.49% - 2.75%, 02/25/05 - 07/08/05	15,805	15,761
Solitaire Funding Ltd. 2.28%, 02/02/05	4,477	4,477
Thames Asset Global Securitization No. 1 Inc. 2.48% - 2.49%, 02/22/05	6,915	6,906
Windmill Funding Corp. 2.55%, 03/08/05	2,458	2,453

		207,424

FLOATING RATE NOTES[3] – 1.79%
American Express Centurion Bank 2.48%, 01/24/06	10,535	10,535
American Express Credit Corp. 2.56%, 10/26/05	14,047	14,053
Bank of Nova Scotia 2.32% - 2.45%, 09/26/05 - 01/03/06	4,565	4,564

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2005

Security	Principal	Value
Beta Finance Inc. 2.33% - 2.66%, 03/15/05 - 10/27/05[4]	$26,338	$26,340
Canadian Imperial Bank of Commerce 2.37% - 2.52%, 09/13/05 - 12/14/05	23,880	23,874
Cancara Asset Securitisation LLC 2.44%, 02/15/05	12,431	12,431
CC USA Inc. 2.33% - 2.66%, 05/04/05 - 07/29/05[4]	14,047	14,045
Commodore CDO Ltd. 2.55%, 12/12/05	1,756	1,756
Den Danske Bank NY 2.37% - 2.47%, 08/12/05 - 10/17/05	21,070	21,066
DEPFA Bank PLC 2.47%, 12/15/05	7,023	7,023
Dorada Finance Inc. 2.66%, 07/29/05[4]	5,829	5,829
Fairway Finance LLC 2.40%, 03/14/05	7,023	7,023
Fifth Third Bancorp 2.48%, 02/23/06[4]	14,047	14,047
Five Finance Inc. 2.53%, 04/29/05[4]	5,619	5,619
General Electric Capital Corp. 2.52%, 02/09/06	3,161	3,165
General Electric Commercial Equipment Financing LLC 2.46%, 11/20/05	3,458	3,458
Hartford Life Global Funding Trust 2.53%, 02/15/06	7,023	7,023
HBOS Treasury Services PLC 2.38% - 2.55%, 01/10/06 - 01/24/06	21,070	21,069
K2 USA LLC 2.38% - 2.65%, 06/10/05 - 10/20/05[4]	24,582	24,581
Leafs LLC 2.50%, 01/20/06	5,268	5,268
Links Finance LLC 2.43% - 2.72%, 04/15/05 - 02/06/06[4]	28,796	28,804
National City Bank (Ohio) 2.35% - 2.45%, 06/10/05 - 08/09/05	17,559	17,558
Nationwide Building Society 2.40% - 2.58%, 01/06/06 - 01/27/06[4]	25,987	25,992
Norddeutsche Landesbank 2.63%, 07/27/05	7,023	7,022
Northern Rock PLC 2.45% - 2.50%, 10/25/05 - 02/03/06[4]	21,070	21,070
Permanent Financing PLC 2.37% - 2.40%, 03/10/05 - 09/12/05	18,963	18,963
Sedna Finance Inc. 2.45%, 01/10/06 - 01/17/06[4]	3,863	3,862
Sigma Finance Inc. 2.35% - 2.66%, 08/17/05 - 01/09/06[4]	35,819	35,824
Tango Finance Corp. 2.24% - 2.50%, 02/25/05 - 09/15/05[4]	25,544	25,544
Wachovia Asset Securitization Inc. 2.52%, 02/25/05	21,070	21,070
WhistleJacket Capital LLC 2.39% - 2.46%, 06/15/05 - 01/17/06[4]	24,582	24,579
White Pine Finance LLC 2.29% - 2.57%, 03/29/05 - 01/13/06[4]	38,418	38,415
Winston Funding Ltd. 2.75%, 04/25/05[4]	5,015	5,015

		506,487

MEDIUM-TERM NOTES[3] – 0.05%
CC USA Inc. 1.29% - 1.51%, 02/15/05 - 04/15/05[4]	11,589	11,588
WhistleJacket Capital LLC 1.32%, 02/04/05[4]	1,756	1,756

		13,344

84	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2005

Security	Shares or Principal	Value
MONEY MARKET FUNDS[3] – 0.70%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[5]	28,094	$28,094
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	70,126	70,126
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[5]	97,812	97,812
BlackRock Temp Cash Money Market Fund	1,310	1,310
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	2,650	2,650

		199,992

REPURCHASE AGREEMENTS[3] – 0.74%
Bank of America N.A. 2.51%, 02/01/05[6]	$70,235	70,235
Goldman Sachs & Co. 2.50%, 02/01/05[6]	70,235	70,235
Merrill Lynch Government Securities Inc. 2.50%, 02/01/05[6]	70,235	70,235

		210,705

TIME DEPOSITS[3] – 0.53%
Abbey National Treasury Services PLC 1.33% - 1.39%, 02/02/05 - 04/08/05	11,940	11,940
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	10,535	10,536
BNP Paribas (New York) 2.78%, 07/11/05	7,023	7,023
First Tennessee Bank 2.31%, 02/03/05	7,023	7,023
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	11,518	11,518
Natexis Banques 2.32% - 2.50%, 02/02/05 - 03/22/05	7,023	7,024

Security	Principal	Value
National City Bank (Ohio) 2.50%, 02/01/05	$9,408	$9,408
Norddeutsche Landesbank 2.11%, 06/07/05	7,023	7,023
Royal Bank of Scotland 2.54%, 03/22/05	1,756	1,756
Societe Generale 2.51%, 02/01/05	7,023	7,023
Toronto-Dominion Bank 1.22% - 2.66%, 02/10/05 - 11/09/05	30,903	30,903
UBS Finance (Connecticut) 2.67%, 11/09/05	2,809	2,809
Washington Mutual Bank 2.27% - 2.35%, 02/02/05	17,559	17,558
Wells Fargo Bank N.A. 2.53%, 02/01/05 - 03/22/05	17,559	17,558

		149,102

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	8,418	8,398
Federal National Mortgage Association 2.33%, 07/22/05	10,535	10,419

		18,817

TOTAL SHORT-TERM INVESTMENTS (Cost: $ 1,305,871 )		1,305,871

TOTAL INVESTMENTS IN SECURITIES – 104.55% (Cost: $ 29,147,368 )		29,632,356
Other Assets, Less Liabilities – (4.55%)		(1,289,697)

NET ASSETS – 100.00%		$28,342,659

[1]	All or a portion of this security represents a security on loan. See Note 4.
[2]	Non-income earning security.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 4.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	85

Statement of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2005

	iShares FTSE/Xinhua	iShares Goldman Sachs
	China 25 Index Fund	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund	Natural Resources Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$743,943,088	$213,825,043	$206,749,690	$334,780,616	$155,260,894	$380,515,072

Affiliated issuers[a]	$11,510,757	$1,951,016	$2,073,324	$5,916,954	$1,910,962	$4,899,391

Foreign currencies, at cost	$328,554	$—	$—	$—	$—	$—

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$746,005,401	$195,498,814	$176,478,455	$302,371,524	$149,265,671	$454,746,308
Affiliated issuers[a]	11,510,757	1,951,016	2,073,324	5,916,954	1,910,962	4,899,391
Foreign currencies, at value	328,516	—	—	—	—	—
Receivables:
Investment securities sold	—	—	3,068,582	—	16,906	—
Dividends and interest	38,497	15,353	2,565	68,203	1,773	82,193
Capital shares sold	2,346	—	—	—	—	3,734
Capital shares redeemed	—	1,825	—	—	—	—

Total Assets	757,885,517	197,467,008	181,622,926	308,356,681	151,195,312	459,731,626

LIABILITIES
Payables:
Investment securities purchased	—	—	3,088,300	—	—	—
Collateral for securities on loan (Note 5)	85,163,752	14,065,083	14,687,237	43,792,354	13,984,617	34,688,054
Capital shares sold	—	—	—	—	1,461	—
Due to bank	—	—	—	—	—	628
Investment advisory fees (Note 2)	666,845	165,695	151,017	251,975	142,093	315,196

Total Liabilities	85,830,597	14,230,778	17,926,554	44,044,329	14,128,171	35,003,878

NET ASSETS	$672,054,920	$183,236,230	$163,696,372	$264,312,352	$137,067,141	$424,727,748

Net assets consist of:
Paid-in capital	$675,865,079	$190,488,357	$200,785,455	$298,027,100	$137,204,747	$351,729,052
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(686,638)	138,140	(215,827)	(208,144)	250,341	(151,258)
Undistributed net realized gain (accumulated net realized loss)	(5,185,796)	10,935,962	(6,602,021)	(1,097,512)	5,607,276	(1,081,282)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,062,275	(18,326,229)	(30,271,235)	(32,409,092)	(5,995,223)	74,231,236

NET ASSETS	$672,054,920	$183,236,230	$163,696,372	$264,312,352	$137,067,141	$424,727,748

Shares outstanding	12,500,000	4,200,000	6,050,000	5,300,000	3,450,000	3,200,000

Net asset value per share	$53.76	$43.63	$27.06	$49.87	$39.73	$132.73

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $78,790,534, $13,377,190 and $13,944,524 and $42,077,708 and $13,375,771 and $33,654,329, respectively. See Note 5.

See notes to financial statements.

86	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2005

	iShares MSCI	iShares NYSE
	EAFE Index Fund	Composite Index Fund	100 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$14,601,879,656	$6,335,995	$28,951,336

Affiliated issuers[a]	$548,813,938	$71,103	$196,032

Foreign currencies, at cost	$18,963,509	$—	$—

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$16,614,773,342	$6,709,406	$29,436,324
Affiliated issuers[a]	568,176,327	76,230	196,032
Foreign currencies, at value	18,967,464	—	—
Receivables:
Dividends and interest	14,574,696	9,757	28,709

Total Assets	17,216,491,829	6,795,393	29,661,065

LIABILITIES
Payables:
Investment securities purchased	3,747,642	—	31,462
Collateral for securities on loan (Note 5)	3,441,625,543	330,599	1,278,281
Investment advisory fees (Note 2)	7,851,179	4,162	8,663

Total Liabilities	3,453,224,364	334,761	1,318,406

NET ASSETS	$13,763,267,465	$6,460,632	$28,342,659

Net assets consist of:
Paid-in capital	$11,858,339,360	$5,020,757	$27,325,338
Undistributed (distributions in excess of) net investment income	(12,589,010)	(222)	33,564
Undistributed net realized gain (accumulated net realized loss)	(114,866,637)	1,061,559	498,769
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,032,383,752	378,538	484,988

NET ASSETS	$13,763,267,465	$6,460,632	$28,342,659

Shares outstanding	88,000,000	100,000	450,000

Net asset value per share	$156.40	$64.61	$62.98

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $3,272,272,596, $320,591 and $1,238,515, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended January 31, 2005

	iShares FTSE/Xinhua	iShares Goldman Sachs
	China 25 Index Fund[a]	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund	Natural Resources Index Fund
NET INVESTMENT INCOME
Dividends[b]	$57,284	$2,085,931	$157,495	$356,493	$1,433,941	$2,499,007
Interest from affiliated issuers[c]	749	1,024	460	834	1,013	1,973
Securities lending income[d]	78,536	6,746	10,411	14,255	5,214	12,694

Total investment income	136,569	2,093,701	168,366	371,582	1,440,168	2,513,674

EXPENSES (Note 2)
Investment advisory fees	823,207	454,535	384,193	579,726	328,942	803,011

Total expenses	823,207	454,535	384,193	579,726	328,942	803,011

Net investment income (loss)	(686,638)	1,639,166	(215,827)	(208,144)	1,111,226	1,710,663

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5,438,913)	(2,554,601)	(1,697,272)	(7,351,852)	193,690	150,745
In-kind redemptions	253,295	20,872,949	7,571,510	7,920,679	9,741,987	—
Foreign currency transactions	(178)	—	—	—	—	—

Net realized gain (loss)	(5,185,796)	18,318,348	5,874,238	568,827	9,935,677	150,745

Net change in unrealized appreciation (depreciation) on:
Investments	2,062,313	(13,034,300)	(7,300,108)	(2,802,446)	5,530,254	37,436,183
Translation of assets and liabilities in foreign currencies	(38)	—	—	—	—	—

Net change in unrealized appreciation (depreciation)	2,062,275	(13,034,300)	(7,300,108)	(2,802,446)	5,530,254	37,436,183

Net realized and unrealized gain (loss)	(3,123,521)	5,284,048	(1,425,870)	(2,233,619)	15,465,931	37,586,928

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,810,159)	$6,923,214	$(1,641,697)	$(2,441,763)	$16,577,157	$39,297,591

[a]	For the period from October 5, 2004 (commencement of operations) to January 31, 2005.
[b]	Net of foreign withholding tax of $—, $—, $—, $—, $— and $127,306, respectively.
C	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[d]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

88	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2005

	iShares MSCI	iShares NYSE
	EAFE Index Fund	Composite Index Fund	100 Index Fund
NET INVESTMENT INCOME
Dividends[a]	$89,956,394	$137,442	$286,643
Dividends from affiliated issuers[b]	1,257,737	1,236	—
Interest from affiliated issuers[b]	84,265	102	188
Securities lending income[c]	2,524,608	751	622

Total investment income	93,823,004	139,531	287,453

EXPENSES (Note 2)
Investment advisory fees	19,251,237	16,855	27,246

Total expenses	19,251,237	16,855	27,246

Net investment income	74,571,767	122,676	260,207

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(7,530,235)	(35,814)	(50,154)
Investments of affiliated issuers[b]	21,810	9,330	—
In-kind redemptions	—	1,088,314	587,021
Foreign currency transactions	750,836	—	—

Net realized gain (loss)	(6,757,589)	1,061,830	536,867

Net change in unrealized appreciation (depreciation) on:
Investments	1,547,662,181	546,946	850,892
Translation of assets and liabilities in foreign currencies	631,211	—	—

Net change in unrealized appreciation (depreciation)	1,548,293,392	546,946	850,892

Net realized and unrealized gain	1,541,535,803	1,608,776	1,387,759

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,616,107,570	$1,731,452	$1,647,966

[a]	Net of foreign withholding tax of $5,280,779, $5,274 and $—, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE/Xinhua China 25 Index Fund	iShares Goldman Sachs Technology Index Fund		iShares Goldman Sachs Networking Index Fund
	For the period October 5, 2004[a] to January 31, 2005 (Unaudited)	For the six months ended January 31, 2005 (Unaudited)	For the year ended July 31, 2004	For the six months ended January 31, 2005 (Unaudited)	For the year ended July 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(686,638)	$1,639,166	$(287,903)	$(215,827)	$(387,266)
Net realized gain (loss)	(5,185,796)	18,318,348	3,624,763	5,874,238	28,625,974
Net change in unrealized appreciation (depreciation)	2,062,275	(13,034,300)	(21,132)	(7,300,108)	(22,441,267)

Net increase (decrease) in net assets resulting from operations	(3,810,159)	6,923,214	3,315,728	(1,641,697)	5,797,441

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(1,501,026)	—	—	—

Total distributions to shareholders	—	(1,501,026)	—	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	678,595,920	99,719,224	96,476,148	68,364,400	158,696,426
Cost of shares redeemed	(2,730,841)	(107,871,180)	(17,809,662)	(50,011,902)	(98,425,006)

Net increase (decrease) in net assets from capital share transactions	675,865,079	(8,151,956)	78,666,486	18,352,498	60,271,420

INCREASE (DECREASE) IN NET ASSETS	672,054,920	(2,729,768)	81,982,214	16,710,801	66,068,861

NET ASSETS:
Beginning of period	—	185,965,998	103,983,784	146,985,571	80,916,710

End of period	$672,054,920	$183,236,230	$185,965,998	$163,696,372	$146,985,571

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(686,638)	$138,140	$—	$(215,827)	$—

SHARES ISSUED AND REDEEMED:
Shares sold	12,550,000	2,250,000	2,150,000	2,400,000	5,150,000
Shares redeemed	(50,000)	(2,500,000)	(400,000)	(1,800,000)	(3,600,000)

Net increase (decrease) in shares outstanding	12,500,000	(250,000)	1,750,000	600,000	1,550,000

[a]	Commencement of operations.

See notes to financial statements.

90	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Goldman Sachs Semiconductor Index Fund		iShares Goldman Sachs Software Index Fund		iShares Goldman Sachs Natural Resources Index Fund
	For the six months ended January 31, 2005 (Unaudited)	For the year ended July 31, 2004	For the six months ended January 31, 2005 (Unaudited)	For the year ended July 31, 2004	For the six months ended January 31, 2005 (Unaudited)	For the year ended July 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(208,144)	$(363,621)	$1,111,226	$(514,334)	$1,710,663	$1,968,616
Net realized gain (loss)	568,827	29,857,988	9,935,677	30,387,824	150,745	(285,351)
Net change in unrealized appreciation (depreciation)	(2,802,446)	(26,169,044)	5,530,254	(12,372,561)	37,436,183	36,823,886

Net increase (decrease) in net assets resulting from operations	(2,441,763)	3,325,323	16,577,157	17,500,929	39,297,591	38,507,151

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(16,591)	(860,885)	—	(1,873,055)	(1,994,347)

Total distributions to shareholders	—	(16,591)	(860,885)	—	(1,873,055)	(1,994,347)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	249,947,809	189,216,332	108,074,991	152,789,369	124,032,934	174,538,103
Cost of shares redeemed	(107,259,739)	(169,974,898)	(101,800,838)	(170,410,559)	—	—

Net increase (decrease) in net assets from capital share transactions	142,688,070	19,241,434	6,274,153	(17,621,190)	124,032,934	174,538,103

INCREASE (DECREASE) IN NET ASSETS	140,246,307	22,550,166	21,990,425	(120,261)	161,457,470	211,050,907

NET ASSETS:
Beginning of period	124,066,045	101,515,879	115,076,716	115,196,977	263,270,278	52,219,371

End of period	$264,312,352	$124,066,045	$137,067,141	$115,076,716	$424,727,748	$263,270,278

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(208,144)	$—	$250,341	$—	$(151,258)	$11,134

SHARES ISSUED AND REDEEMED:
Shares sold	5,050,000	3,300,000	2,850,000	4,250,000	950,000	1,650,000
Shares redeemed	(2,200,000)	(2,950,000)	(2,800,000)	(4,500,000)	—	–

Net increase (decrease) in shares outstanding	2,850,000	350,000	50,000	(250,000)	950,000	1,650,000

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Index Fund		iShares NYSE Composite Index Fund		iShares NYSE 100 Index Fund
	For the six months ended January 31, 2005 (Unaudited)	For the year ended July 31, 2004	For the six months ended January 31, 2005 (Unaudited)	For the period March 30, 2004[a] to July 31, 2004	For the six months ended January 31, 2005 (Unaudited)	For the period March 29, 2004[a] to July 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$74,571,767	$137,984,653	$122,676	$85,071	$260,207	$183,168
Net realized gain (loss)	(6,757,589)	15,218,772	1,061,830	680	536,867	(38,098)
Net change in unrealized appreciation (depreciation)	1,548,293,392	689,474,260	546,946	(168,408)	850,892	(365,904)

Net increase (decrease) in net assets resulting from operations	1,616,107,570	842,677,685	1,731,452	(82,657)	1,647,966	(220,834)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(205,750,362)	(60,506,712)	(144,494)	(64,426)	(298,727)	(111,084)

Total distributions to shareholders	(205,750,362)	(60,506,712)	(144,494)	(64,426)	(298,727)	(111,084)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,619,169,094	5,077,705,450	—	14,852,304	6,357,823	33,220,309
Cost of shares redeemed	—	(135,907,513)	(9,831,547)	—	(12,252,794)	—

Net increase (decrease) in net assets from capital share transactions	3,619,169,094	4,941,797,937	(9,831,547)	14,852,304	(5,894,971)	33,220,309

INCREASE (DECREASE) IN NET ASSETS	5,029,526,302	5,723,968,910	(8,244,589)	14,705,221	(4,545,732)	32,888,391

NET ASSETS:
Beginning of period	8,733,741,163	3,009,772,253	14,705,221	—	32,888,391	—

End of period	$13,763,267,465	$8,733,741,163	$6,460,632	$14,705,221	$28,342,659	$32,888,391

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(12,589,010)	$118,589,585	$(222)	$21,596	$33,564	$72,084

SHARES ISSUED AND REDEEMED:
Shares sold	24,000,000	37,800,000	—	250,000	100,000	550,000
Shares redeemed	—	(1,000,000)	(150,000)	—	(200,000)	—

Net increase (decrease) in shares outstanding	24,000,000	36,800,000	(150,000)	250,000	(100,000)	550,000

[a]	Commencement of operations.

See notes to financial statements.

92	2005 iSHARES SEMI-ANUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE/Xinhua China 25 Index Fund
Period from Oct. 5, 2004 [a] to Jan. 31, 2005 (Unaudited)
Net asset value, beginning of period	$53.60

Income from investment operations:
Net investment loss	(0.06)
Net realized and unrealized gain	0.22

Total from investment operations	0.16

Net asset value, end of period	$53.76

Total return	0.30%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$672,055
Ratio of expenses to average net assets[c]	0.74%
Ratio of net investment loss to average net assets[c]	(0.62)%
Portfolio turnover rate[d]	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Technology Index Fund
	Six months ended Jan. 31, 2005 (Unaudited)	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Mar. 13, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$41.79	$38.51	$30.28	$54.58	$56.71

Income from investment operations:
Net investment income (loss)	0.36	(0.06)	(0.04)	(0.25)	(0.08)
Net realized and unrealized gain (loss)	1.81	3.34	8.27	(24.05)	(2.05)

Total from investment operations	2.17	3.28	8.23	(24.30)	(2.13)

Less distributions from:
Net investment income	(0.33)	—	—	—	—

Total distributions	(0.33)	—	—	—	—

Net asset value, end of period	$43.63	$41.79	$38.51	$30.28	$54.58

Total return	5.14%[b]	8.52%	27.18%	(44.52)%	(3.76)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$183,236	$185,966	$103,984	$21,194	$79,142
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[c]	1.80%	(0.20)%	(0.18)%	(0.30)%	(0.33)%
Portfolio turnover rate[d]	4%	5%	11%	8%	0%[e]

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than 1%.

See notes to financial statements.

94	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Networking Index Fund
	Six months ended Jan. 31, 2005 (Unaudited)	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$26.97	$20.75	$13.09	$38.02	$36.32

Income from investment operations:
Net investment loss	(0.04)	(0.07)	(0.01)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	0.13	6.29	7.67	(24.87)	1.71

Total from investment operations	0.09	6.22	7.66	(24.93)	1.70

Net asset value, end of period	$27.06	$26.97	$20.75	$13.09	$38.02

Total return	0.33%[b]	29.98%	58.52%	(65.57)%	4.68%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$163,696	$146,986	$80,917	$24,219	$24,716
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.28)%	(0.31)%	(0.17)%	(0.34)%	(0.50)%
Portfolio turnover rate[d]	7%	12%	26%	46%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Semiconductor Index Fund
	Six months ended Jan. 31, 2005 (Unaudited)	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$50.64	$48.34	$41.63	$73.93	$65.65

Income from investment operations:
Net investment loss	(0.04)	(0.16)	(0.06)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	(0.73)	2.46	6.77	(32.23)	8.29

Total from investment operations	(0.77)	2.30	6.71	(32.30)	8.28

Less distributions from:
Return of capital	—	(0.00)[f]	—	—	—

Total distributions	—	(0.00)[f]	—	—	—

Net asset value, end of period	$49.87	$50.64	$48.34	$41.63	$73.93

Total return	(1.52)%[b]	4.76%	16.12%	(43.69)%	12.61%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$264,312	$124,066	$101,516	$64,522	$33,268
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.18)%	(0.20)%	(0.20)%	(0.29)%	(0.38)%
Portfolio turnover rate[d]	8%	6%	11%	8%	0%[e]

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than 1%.
[f]	Rounds to less than $0.01.

See notes to financial statements.

96	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Software Index Fund
	Six months ended Jan. 31, 2005 (Unaudited)	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$33.85	$31.56	$23.61	$48.28	$49.12

Income from investment operations:
Net investment income (loss)	0.27	(0.15)	(0.06)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	5.81	2.44	8.01	(24.60)	(0.83)

Total from investment operations	6.08	2.29	7.95	(24.67)	(0.84)

Less distributions from:
Net investment income	(0.20)	—	—	—	—

Total distributions	(0.20)	—	—	—	—

Net asset value, end of period	$39.73	$33.85	$31.56	$23.61	$48.28

Total return	17.94%[b]	7.26%	33.67%	(51.10)%	(1.71)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$137,067	$115,077	$115,197	$37,769	$26,556
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[c]	1.70%	(0.40)%	(0.43)%	(0.42)%	(0.50)%
Portfolio turnover rate[d]	9%	11%	9%	14%	0%[e]

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Natural Resources Index Fund
	Six months ended Jan. 31, 2005 (Unaudited)	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Period from Oct. 22, 2001[a] to Jul. 31, 2002
Net asset value, beginning of period	$117.01	$87.03	$83.27	$94.92

Income from investment operations:
Net investment income	0.71	1.34	1.51	1.10
Net realized and unrealized gain (loss)	15.77	30.08	3.66	(11.69)

Total from investment operations	16.48	31.42	5.17	(10.59)

Less distributions from:
Net investment income	(0.76)	(1.44)	(1.41)	(1.06)

Total distributions	(0.76)	(1.44)	(1.41)	(1.06)

Net asset value, end of period	$132.73	$117.01	$87.03	$83.27

Total return	14.11%[b]	36.34%	6.27%	(11.29)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$424,728	$263,270	$52,219	$20,817
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[c]	1.07%	1.33%	1.92%	1.51%
Portfolio turnover rate[d]	3%	7%	7%	12%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

98	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Six months ended Jan. 31, 2005 (Unaudited)	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Period from Aug. 14, 2001[a] to Jul. 31, 2002
Net asset value, beginning of period	$136.46	$110.65	$106.24	$127.63

Income from investment operations:
Net investment income	0.41	1.94	2.58	0.93
Net realized and unrealized gain (loss)	21.94	25.44	3.71	(22.07)

Total from investment operations	22.35	27.38	6.29	(21.14)

Less distributions from:
Net investment income	(2.41)	(1.57)	(1.88)	(0.25)

Total distributions	(2.41)	(1.57)	(1.88)	(0.25)

Net asset value, end of period	$156.40	$136.46	$110.65	$106.24

Total return	16.36%[b]	24.81%	6.17%	(16.57)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,763,267	$8,733,741	$3,009,772	$3,803,438
Ratio of expenses to average net assets[c]	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[c]	1.36%	2.34%	2.31%	1.87%
Portfolio turnover rate[d]	3%	7%	8%	8%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Six months ended Jan. 31, 2005 (Unaudited)	Period from Mar. 30, 2004 [a] to Jul. 31, 2004
Net asset value, beginning of period	$58.82	$60.34

Income from investment operations:
Net investment income	0.96	0.34
Net realized and unrealized gain (loss)	5.88	(1.60)

Total from investment operations	6.84	(1.26)

Less distributions from:
Net investment income	(1.05)	(0.26)

Total distributions	(1.05)	(0.26)

Net asset value, end of period	$64.61	$58.82

Total return	11.65%[b]	(2.10)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,461	$14,705
Ratio of expenses to average net assets[c]	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.82%	1.98%
Portfolio turnover rate[d]	3%	1%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

100	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Six months ended Jan. 31, 2005 (Unaudited)	Period from Mar. 29, 2004[a] to Jul. 31, 2004
Net asset value, beginning of period	$59.80	$60.80

Income from investment operations:
Net investment income	0.57	0.33
Net realized and unrealized gain (loss)	3.24	(1.13)

Total from investment operations	3.81	(0.80)

Less distributions from:
Net investment income	(0.63)	(0.20)

Total distributions	(0.63)	(0.20)

Net asset value, end of period	$62.98	$59.80

Total return	6.39%[b]	(1.32)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$28,343	$32,888
Ratio of expenses to average net assets[c]	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.91%	1.89%
Portfolio turnover rate[d]	3%	3%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of January 31, 2005, the Trust offered 74 investment portfolios or funds.

These financial statements relate only to the iShares FTSE/Xinhua China 25, iShares Goldman Sachs Technology, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Natural Resources, iShares MSCI EAFE, iShares NYSE Composite and the iShares NYSE 100 Index Funds (each a “Fund,” collectively the “Funds”). The iShares FTSE/Xinhua China 25 Index Fund commenced operations on October 5, 2004.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares NYSE Composite and iShares NYSE 100 Index Funds, which are classified as diversified funds. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The iShares FTSE/Xinhua China 25 and iShares MSCI EAFE Index Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of each Fund for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange are valued at the last sale price on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at the latest quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ official closing price or, in the absence of any sale on the

102	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES ® TRUST

valuation date, at the latest quoted bid price, which is obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the latest quoted bid price, which are obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies generally are translated into U.S. dollars at the prevailing rates of exchange at the end of each U.S. business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

NOTES TO THE FINANCIAL STATEMENTS	103

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of July 31, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Long-Term Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Goldman Sachs Technology	$—	$(7,834,266)	$(4,840,049)	$(12,674,315)
Goldman Sachs Networking	—	(25,684,363)	(9,763,023)	(35,447,386)
Goldman Sachs Semiconductor	—	(30,114,575)	(1,158,410)	(31,272,985)
Goldman Sachs Software	—	(13,318,968)	(2,534,910)	(15,853,878)
Goldman Sachs Natural Resources	46,585	36,086,462	(558,887)	35,574,160
MSCI EAFE	124,316,845	443,752,855	(72,995,269)	495,074,431
NYSE Composite	21,596	(168,679)	—	(147,083)
NYSE 100	72,084	(374,855)	(29,147)	(331,918)

For the six months ended January 31, 2005 and the year ended July 31, 2004, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2005.

The Funds had tax basis net capital loss carryforwards as of July 31, 2004, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Total
Goldman Sachs Technology	$638,692	$1,579,887	$2,523,700	$4,742,279
Goldman Sachs Networking	130,370	5,798,354	3,242,309	9,171,033
Goldman Sachs Semiconductor	175,882	472,453	510,075	1,158,410
Goldman Sachs Software	177,253	1,465,904	761,567	2,404,724
Goldman Sachs Natural Resources	—	371,436	187,451	558,887
MSCI EAFE	55,269	37,219,384	35,720,616	72,995,269
NYSE 100	—	—	29,148	29,148

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

104	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The iShares FTSE/Xinhua China 25 and iShares MSCI EAFE Index Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law code, as “passive foreign investment companies”. The Funds may elect to mark-to-market annually the shares of each passive foreign investment company, and would be required to distribute to shareholders any such mark-to-market gains.

For the six months ended January 31, 2005, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2005 are disclosed in the Funds’ Statements of Operations.

As of January 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE/Xinhua China 25	$755,522,424	$14,894,465	$(12,900,731)	$1,993,734
Goldman Sachs Technology	217,868,598	2,727,128	(23,145,896)	(20,418,768)
Goldman Sachs Networking	211,019,905	2,545,297	(35,013,423)	(32,468,126)
Goldman Sachs Semiconductor	341,205,750	2,004,488	(34,921,760)	(32,917,272)
Goldman Sachs Software	158,515,391	4,532,443	(11,871,201)	(7,338,758)
Goldman Sachs Natural Resources	408,268,217	53,576,426	(2,198,944)	51,377,482
MSCI EAFE	15,198,308,279	2,087,029,416	(102,388,026)	1,984,641,390
NYSE Composite	6,409,386	628,458	(252,208)	376,250
NYSE 100	29,156,286	1,692,606	(1,216,536)	476,070

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of January 31, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

NOTES TO THE FINANCIAL STATEMENTS	105

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
FTSE/Xinhua China 25	0.74%
Goldman Sachs Technology	0.50
Goldman Sachs Networking	0.50
Goldman Sachs Semiconductor	0.50
Goldman Sachs Software	0.50
Goldman Sachs Natural Resources	0.50%
MSCI EAFE	0.35
NYSE Composite	0.25
NYSE 100	0.20

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE/Xinhua China 25	$78,536
Goldman Sachs Technology	6,746
Goldman Sachs Networking	10,411
Goldman Sachs Semiconductor	14,255
Goldman Sachs Software	5,214
Goldman Sachs Natural Resources	$12,694
MSCI EAFE	2,524,608
NYSE Composite	751
NYSE 100	622

SEI Investments Distribution Company (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended January 31, 2005, BGIS did not receive any brokerage commissions from the Funds.

As defined in Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund (other than BGIS) did not execute any portfolio transactions with or on behalf of such Fund during the six months ended January 31, 2005.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the six months ended January 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first five months of the fiscal half-year and concluded that they were in compliance with the requirements and restrictions set forth in Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last month of the fiscal half-year.

106	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF, and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF, and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF, and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment of each Fund in shares of issuers of which BGFA is an affiliate, for the six months ended January 31, 2005, including income earned from these affiliated issuers and net realized gains from sales of these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
FTSE/Xinhua China 25[a]
IMMF	—	3,692	3,404	288	$287,780	$749	$—

Goldman Sachs Technology
IMMF	90	4,321	4,313	98	97,523	1,024	—

Goldman Sachs Networking
IMMF	68	2,173	2,103	138	137,826	460	—

Goldman Sachs Semiconductor
IMMF	76	2,627	2,557	146	145,953	834	—

Goldman Sachs Software
IMMF	69	9,077	9,078	68	68,051	1,013	—

Goldman Sachs Natural Resources
IMMF	157	7,307	7,136	328	328,160	1,973	—

MSCI EAFE
Barclays PLC	7,505	2,802	266	10,041	110,223,716	1,257,737	21,810
IMMF	4,082	293,153	292,824	4,411	4,411,027	84,265	—

NYSE Composite
Barclays PLC ADR	2	—	1	1	28,653	1,236	9,330
IMMF	5	379	380	4	3,999	102	—

NYSE 100
IMMF	34	782	788	28	27,590	188	—

[a]	The beginning of the period is October 5, 2004, the inception date of the Fund.

NOTES TO THE FINANCIAL STATEMENTS	107

Notes to the Financial Statements (Unaudited) (Continued)

i SHARES® TRUST

The Funds invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF, and PMMF in connection with the investment of collateral for securities on loan.

As of January 31, 2005, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2005, were as follows:

iShares Index Fund	Purchases	Sales
FTSE/Xinhua China 25	$39,590,194	$39,333,539
Goldman Sachs Technology	7,548,064	7,410,788
Goldman Sachs Networking	10,933,161	11,155,221
Goldman Sachs Semiconductor	16,747,566	16,612,634
Goldman Sachs Software	11,813,179	11,529,369
Goldman Sachs Natural Resources	10,895,403	10,892,941
MSCI EAFE	336,025,158	416,124,636
NYSE Composite	436,304	470,408
NYSE 100	977,690	1,004,570

In-kind transactions (see Note 4) for the six months ended January 31, 2005, were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE/Xinhua China 25	$677,662,346	$2,731,070
Goldman Sachs Technology	99,708,790	107,859,083
Goldman Sachs Networking	68,379,315	50,014,545
Goldman Sachs Semiconductor	249,962,697	107,279,882
Goldman Sachs Software	108,100,252	101,824,710
Goldman Sachs Natural Resources	123,869,567	—
MSCI EAFE	3,566,735,577	—
NYSE Composite	—	9,814,514
NYSE 100	6,346,586	12,233,054

4. CAPITAL SHARE TRANSACTIONS

As of January 31, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

108	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the stocks involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of January 31, 2005, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of January 31, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	109

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)
iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones Select Dividend (DVY)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)
iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones U.S. Total Market (IYY)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares KLD Select SocialSM (KLD)
iShares Nasdaq Biotechnology (IBB)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)

iShares International Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI EAFE (EFA)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Pacific ex-Japan (EPP)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P Europe 350 (IEV)
iShares S&P Global 100 (IOO)
iShares S&P Latin America 40 (ILF)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares GS $InvesTop™ Corporate (LQD)
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)

iShares NYSE Index Funds
iShares NYSE 100 (NY)
iShares NYSE Composite (NYC)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Semi-Annual Report.

1667-iS-0305

110	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, or issued by Goldman, Sachs & Co., nor are they sponsored, endorsed, issued, sold or promoted by FTSE/Xinhua Index Limited, Morgan Stanley Capital International, Inc., or New York Stock Exchange, Inc., nor do these companies make any representation regarding the availability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without change, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s web-site at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-01 3-07 004

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing

Item 5.	Audit Committee of Listed Registrants

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: April 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: April 1, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: April 1, 2005